As filed with the Securities and Exchange Commission on March 26, 2009

Registration No. 333-157497

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Form N-14

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☒Post-Effective Amendment No. 1

(Check appropriate box or boxes)

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HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

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350 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (zip)

Registrant's telephone number, including area code: (800) 433-6884

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

Title of securities being registered: Class A, Class B and Class C shares

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective ~~on March 26, 2009~~  immediately pursuant to Rule ~~488.~~ 485(b).

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

This ~~registration statement~~  post-effective amendment relates solely to the sale of shares of the Registrant's (i) HighMark Equity Income Fund, (ii) HighMark Geneva Growth Fund, (iii) HighMark NYSE Arca Tech 100 Index Fund and (iv) HighMark Wisconsin Tax-Exempt Fund.

NORTH TRACK FUNDS, INC.

North Track Equity Income Fund

North Track Geneva Growth Fund

North Track NYSE Arca Tech 100 Index Fund

North Track Wisconsin Tax-Exempt Fund

200 South Wacker Drive, Suite 2000

Chicago, IL 60606

April [●], 2009

Dear Stockholder:

Enclosed please find several documents that are being furnished to you in connection with a Special Joint Meeting of Stockholders (the “Meeting”) of (i) North Track Equity Income Fund (the “Equity Income Fund”), (ii) North Track Geneva Growth Fund (the “Geneva Growth Fund”), (iii) North Track NYSE Arca Tech 100 Index Fund (the “NYSE Arca Tech 100 Index Fund”) and (iv) North Track Wisconsin Tax-Exempt Fund (the “Wisconsin Tax-Exempt Fund,” and together with the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund, the “Acquired Funds”, and each an “Acquired Fund”). Each of the Acquired Funds is a series of North Track Funds, Inc., a Maryland corporation (“North Track”). The Meeting will be held at the offices of North Track set forth above on May 22, 2009 at 10:00 a.m. Central Time. We hope this material will receive your immediate attention.

At the Meeting, stockholders of the Acquired Funds will be asked to consider and approve the reorganizations of the Acquired Funds into certain series of HighMark Funds, a Massachusetts business trust. Specifically, stockholders of the Equity Income Fund will be asked to consider and approve the reorganization of the Equity Income Fund into HighMark Equity Income Fund; stockholders of the Geneva Growth Fund will be asked to consider and approve the reorganization of the Geneva Growth Fund into HighMark Geneva Growth Fund; stockholders of the NYSE Arca Tech 100 Index Fund will be asked to consider and approve the reorganization of the NYSE Arca Tech 100 Index Fund into HighMark NYSE Arca Tech 100 Index Fund; and stockholders of the Wisconsin Tax-Exempt Fund will be asked to consider and approve the reorganization of the Wisconsin Tax-Exempt Fund into HighMark Wisconsin Tax-Exempt Fund (HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, collectively, the “Acquiring Funds”, and each an “Acquiring Fund”). If stockholders of an Acquired Fund approve the proposed reorganization of such Acquired Fund and if the other conditions to the reorganization are satisfied, such Acquired Fund would transfer all of its assets to its respective Acquiring Fund in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the identified liabilities of such Acquired Fund. After these transfers with respect to such Acquired Fund, Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed to Class A, Class B and Class C stockholders of such Acquired Fund, Class A shares of the applicable Acquiring Fund will be distributed to Class R stockholders of such Acquired Fund, if any, and such Acquired Fund would be liquidated and dissolved. The reorganizations of the Acquiring Funds into the Acquired Funds are contingent upon the stockholders of all four Acquired Funds approving their respective reorganizations, subject to certain conditions. Stockholders of four other series of North Track will also be asked at the Meeting to consider and approve the reorganizations of such series into certain other series of HighMark Funds pursuant to materials mailed to them separately.

While the reorganizations will bring about some changes, we expect the proposed reorganizations will offer you the following advantages:

Continued strength of fund management. Oversight of the Acquiring Funds will be provided by the Board of Trustees of HighMark Funds, and overall management of the Acquiring Funds will be provided by HighMark Capital Management, Inc. (“HighMark Capital”). HighMark Capital has more than 85 years of institutional investment management experience, approximately $17 billion in assets under management, and a staff of 62 investment professionals with average investment experience of 19 years. While HighMark Capital will serve as the investment adviser to the Acquiring Funds, Ziegler Capital Management, LLC, the current investment adviser of the Acquired Funds, will continue to provide day-to-day management as the sub-adviser of HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, and Geneva Capital Management Ltd., the

current sub-adviser of the Geneva Growth Fund, will continue to provide day-to-day management as the sub-adviser of HighMark Geneva Growth Fund.

Substantially similar investment objective. The investment objectives and policies of each Acquiring Fund will be substantially similar to those of the corresponding Acquired Fund.

Limited cost of Reorganization. The reorganizations are intended to be tax-free for U.S. federal income tax purposes, and no expenses of the reorganizations will be borne by stockholders of the Acquired Funds or the Acquiring Funds. The contractual advisory fee rates payable by the Acquiring Funds will be the same as the contractual advisory fee rates currently payable by the Acquired Funds. After giving effect to fee waivers that HighMark Capital has agreed will continue through one year from the date the reorganizations are consummated, the annual expense ratios of the classes of shares of the Acquiring Funds stockholders of the Acquired Funds will receive in the reorganizations will be the same as or lower than those of the corresponding classes of shares of the Acquired Funds.

More information on the specific details and reasons for your Acquired Fund’s reorganization are contained in the enclosed combined Prospectus/Proxy Statement. The Notice of Special Joint Meeting of Stockholders and the proxy card are also enclosed. Please read these documents carefully.

THE BOARD OF DIRECTORS OF NORTH TRACK FUNDS, INC. HAS APPROVED THE PROPOSED REORGANIZATIONS AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED REORGANIZATIONS.

We welcome your attendance at the Meeting. Your vote is important to us. If you are unable to attend the meeting in person, we urge you to vote your proxy by mail, so your shares may be voted according to your instructions.

Sincerely,

Elizabeth A. Watkins
Interim President
North Track Funds, Inc.

NORTH TRACK FUNDS, INC.

North Track Equity Income Fund

North Track Geneva Growth Fund

North Track NYSE Arca Tech 100 Index Fund

North Track Wisconsin Tax-Exempt Fund

200 South Wacker Drive, Suite 2000

Chicago, IL 60606

1-800-826-4600

NOTICE OF SPECIAL JOINT MEETING OF STOCKHOLDERS

TO BE HELD ON MAY 22, 2009

To Stockholders of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund:

NOTICE IS HEREBY GIVEN of a Special Joint Meeting of Stockholders (the “Meeting”) of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund, each a series of North Track Funds, Inc. (“North Track”), that will be held at the offices of North Track set forth above on May 22, 2009 at 10:00 a.m. Central Time, to consider and vote on the following:

1.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Equity Income Fund, HighMark Funds, on behalf of HighMark Equity Income Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Equity Income Fund in exchange for shares of HighMark Equity Income Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Equity Income Fund in connection with the reorganization.

2.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Geneva Growth Fund, HighMark Funds, on behalf of HighMark Geneva Growth Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Geneva Growth Fund in exchange for shares of HighMark Geneva Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Geneva Growth Fund in connection with the reorganization.

3.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track NYSE Arca Tech 100 Index Fund, HighMark Funds, on behalf of HighMark NYSE Arca Tech 100 Index Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track NYSE Arca Tech 100 Index Fund in exchange for shares of HighMark NYSE Arca Tech 100 Index Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track NYSE Arca Tech 100 Index Fund in connection with the reorganization.

4.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Wisconsin Tax-Exempt Fund, HighMark Funds, on behalf of HighMark Wisconsin Tax-Exempt Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Wisconsin Tax-Exempt Fund in exchange for shares of HighMark Wisconsin Tax-Exempt Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Wisconsin Tax-Exempt Fund in connection with the reorganization.

5.

Any other business that may properly come before the meeting or any adjourned session of the meeting.

The Board of Directors of North Track has fixed the close of business on March 26, 2009 as the record date for the Meeting. Stockholders of record are entitled to notice of, and to vote at, the Meeting.

The proposed reorganizations are described in the attached combined Prospectus/Proxy Statement and a form of Agreement and Plan of Reorganization is attached as Appendix A to the combined Prospectus/Proxy Statement. The enclosed proxy is being solicited on behalf of the Board of Directors of North Track. The Board of Directors of North Track unanimously recommends approval of the proposed reorganizations.

By Order of the Board of Directors,

Benjamin H. DeBerry
Secretary

April [●], 2009

Your vote is important. Each stockholder who does not expect to attend the Meeting in person is requested to complete, sign, date, and promptly return the enclosed proxy card. Please vote as soon as possible to help avoid additional proxy solicitation costs and so that the Meeting may be held as scheduled.

~~Preliminary Prospectus dated February 24, 2009~~

~~The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.~~

 [●], 2009

HIGHMARK FUNDS HighMark Equity Income Fund HighMark Geneva Growth Fund HighMark NYSE Arca Tech 100 Index Fund HighMark Wisconsin Tax-Exempt Fund	NORTH TRACK FUNDS, INC. North Track Equity Income Fund North Track Geneva Growth Fund North Track NYSE Arca Tech 100 Index Fund North Track Wisconsin Tax-Exempt Fund
350 California Street, Suite 1600 San Francisco, CA 94104 1-800-433-6884	200 South Wacker Drive, Suite 2000 Chicago, IL 60606 1-800-826-4600

COMBINED PROSPECTUS/PROXY STATEMENT

This Combined Prospectus/Proxy Statement, including the attached appendices (this “Prospectus/Proxy Statement”) and the enclosed proxy card (the “Proxy Card”) are expected to be mailed to stockholders beginning on or about April 14, 2009. This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the stockholders of North Track Equity Income Fund (the “Equity Income Fund”), North Track Geneva Growth Fund (the “Geneva Growth Fund”), North Track NYSE Arca Tech 100 Index Fund (the “NYSE Arca Tech 100 Index Fund”) and North Track Wisconsin Tax-Exempt Fund (the “Wisconsin Tax-Exempt Fund,” and together with the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund, the “Acquired Funds,” and each an “Acquired Fund”) and sets forth concisely information you should know before voting on the following proposals:

Proposal:	To be voted on by stockholders of:

1.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Equity Income Fund, HighMark Funds, on behalf of HighMark Equity Income Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Equity Income Fund in exchange for shares of HighMark Equity Income Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Equity Income Fund in connection with the reorganization.

The Equity Income Fund

2.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Geneva Growth Fund, HighMark Funds, on behalf of HighMark Geneva Growth Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Geneva Growth Fund in exchange for shares of HighMark Geneva Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Geneva Growth Fund in connection with the reorganization.

The Geneva Growth Fund

Proposal:	To be voted on by stockholders of:

3.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track NYSE Arca Tech 100 Index Fund, HighMark Funds, on behalf of HighMark NYSE Arca Tech 100 Index Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track NYSE Arca Tech 100 Index Fund in exchange for shares of HighMark NYSE Arca Tech 100 Index Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track NYSE Arca Tech 100 Index Fund in connection with the reorganization.

The NYSE Arca Tech 100 Index Fund

4.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Wisconsin Tax-Exempt Fund, HighMark Funds, on behalf of HighMark Wisconsin Tax-Exempt Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Wisconsin Tax-Exempt Fund in exchange for shares of HighMark Wisconsin Tax-Exempt Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Wisconsin Tax-Exempt Fund in connection with the reorganization.

The Wisconsin Tax-Exempt Fund

HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund are referred to herein as, collectively, the “Acquiring Funds” and each an “Acquiring Fund”.

These proposals will be considered by stockholders of the Acquired Funds at a Special Joint Meeting of Stockholders of the Acquired Funds (the “Meeting”) that will be held at the offices of North Track Funds, Inc. (“North Track”) set forth above on May 22, 2009 at 10:00 a.m. Central Time. The Agreements and Plans of Reorganization provide for the transfer of all the assets and identified liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. The Agreements and Plans of Reorganization further provide that following such transfers with respect to an Acquiring Fund, Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed to the applicable Class A, Class B and Class C stockholders of record of such Acquired Fund, and Class A shares of the applicable Acquiring Fund will be distributed to the Class R stockholders of record of such Acquired Fund, if any, on the closing date, which is expected to be on or around June 8, 2009, without further action on your part. Pursuant to the Agreement and Plan of Reorganization with respect to such Acquired Fund, such Acquired Fund will then be liquidated and dissolved. These events, collectively, are referred to in this Prospectus/Proxy Statement as the “Reorganizations”. A proposed form of Agreement and Plan of Reorganization is enclosed with this Prospectus/Proxy Statement as Appendix A – Form of Agreement and Plan of Reorganization. Please read this Prospectus/Proxy Statement carefully and keep it for future reference.

It is intended that as a result of the reorganization of your Acquired Fund, you will receive on a tax-free basis (for federal income tax purposes), a number of full and fractional Class A, Class B or Class C shares of the corresponding Acquiring Fund equal to the value of your share of the net assets of the corresponding class (or Class A shares of the corresponding Acquiring Fund if you are a Class R stockholder of an Acquired Fund) of your Acquired Fund, as determined using HighMark’s valuation policies and procedures, transferred to the Acquiring Fund on the closing date.

HighMark Funds (“HighMark”) is an open-end management investment company made up of multiple series of redeemable shares. Each series is operated as a separate mutual fund. HighMark contains twenty-nine funds, of which twenty-four are currently offered to investors. The Acquiring Funds are expected to be offered to other investors upon completion of the proposed reorganizations. HighMark Equity Income Fund, HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund, are diversified series of HighMark, and

HighMark Wisconsin Tax-Exempt Fund is a non-diversified series of HighMark. The Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund are each diversified series of, and the Wisconsin Tax-Exempt Fund is a non-diversified series of, North Track, an open-end management investment company incorporated in 1985 under the laws of the State of Maryland.

HighMark Capital Management, Inc., a California corporation (“HighMark Capital”), serves as the investment adviser to the Acquiring Funds. Ziegler Capital Management, LLC, a Wisconsin limited liability company (“Ziegler”), currently serves as the investment adviser to the Equity Income Fund, the NYSE Arca Tech 100 Index and the Wisconsin Tax-Exempt Fund and will serve as sub-adviser to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund, and HighMark Wisconsin Tax-Exempt Fund. Geneva Capital Management Ltd., a Wisconsin corporation (“Geneva”), currently serves as the investment sub-adviser to the Geneva Growth Fund and will serve as sub-adviser to HighMark Geneva Growth Fund. Thus, Ziegler and Geneva, respectively will continue to be the entities that provide day-to-day investment advisory services.

The following documents have been filed with the Securities and Exchange Commission (the “Commission”) and are hereby incorporated into this Prospectus/Proxy Statement by reference:

•

The Statement of Additional Information of the Acquiring Funds dated [●], 2009, relating to this Prospectus/Proxy Statement.

•

The Prospectus of North Track, which includes the Acquired Funds, dated March 1, ~~2008.~~ 2009.

•

The Statement of Additional Information of North Track, which includes the Acquired Funds, dated March 1, ~~2008.~~ 2009.

For a free copy of the Statement of Additional Information of the Acquiring Funds relating to this Prospectus/Proxy Statement, stockholders may call 1-800-826-4600 or write to the Acquired Funds at the address listed on the cover of this Prospectus/Proxy Statement. Since the Acquiring Funds have not yet commenced investment operations, there is no Annual Report to Shareholders for the Acquiring Funds.

The following document has been filed with the Commission and is incorporated into the Statement of Additional Information relating to this Prospectus/Proxy Statement by reference:

•

The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Stockholders of the Acquired Funds and the other series of North Track as of and for the period ended October 31, 2008 (the “Annual Report”).

The Acquired Funds have previously sent their Annual Report to their stockholders. For a free copy of this report or any of the documents listed above relating to the Acquired Funds or North Track, stockholders may call 1-800-826-4600 or write to the Acquired Funds at the address listed on the cover of this Prospectus/Proxy Statement. Stockholders may also obtain North Track’s Prospectus and Annual Report by accessing the Internet site for North Track at www.northtrackfunds.com.

As of the date of this Prospectus/Proxy Statement, the Acquiring Funds had not yet begun operations; therefore, historical financial information for the Acquiring Funds is not available.

Text-only versions of all of the foregoing Acquired Fund and Acquiring Fund documents can be viewed online or downloaded from the EDGAR database on the Commission’s internet site at www.sec.gov. Stockholders can review and copy information about North Track, the Acquired Funds, HighMark and the Acquiring Funds at prescribed rates by visiting the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Stockholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

SHARES OF THE ACQUIRING FUNDS:

•

ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, UNION BANK, N.A.* OR ITS AFFILIATES AND SUBSIDIARIES;

•

ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; AND

•

INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE AMOUNT INVESTED.

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*

Union Bank, N.A. is the parent company of HighMark Capital.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NORTH TRACK FUNDS, INC. OR HIGHMARK FUNDS. THIS PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

TABLE OF CONTENTS

I.      Questions and Answers Regarding The Reorganizations

1

II.     Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds.

16

III.   Information about the Acquiring Funds and the Acquired Funds

29

IV.   Voting Information

32

V.    Interests of Certain Persons in the Reorganizations

38

VI.   Information Filed with the Securities and Exchange Commission

39

Appendix A – Form Of Agreement And Plan Of Reorganization

A-1

Appendix B – Comparison Of Fundamental And Non-Fundamental Investment Policies

B-1

Appendix C – Information Applicable To The Acquiring Funds

C-1

Appendix D – Comparison Of Organizational Documents And Governing Law

D-1

I. QUESTIONS AND ANSWERS REGARDING THE REORGANIZATIONS

The following questions and answers provide an overview of key features of the proposed reorganizations. Please review this Prospectus/Proxy Statement prior to casting a vote. You may also obtain a copy of the Acquired Funds’ prospectus and statement of additional information by calling 1-800-826-4600. Please call 1-800-826-4600 with any questions about the reorganizations or this Prospectus/Proxy Statement generally.

1.

What transactions are being proposed?

If approved by the stockholders of an Acquired Fund and subject to certain other conditions being satisfied or waived, such Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. At the same time, such Acquiring Fund will assume all the identified liabilities of the corresponding Acquired Fund. Following these transfers, Class A, Class B and Class C shares of HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund will be distributed to Class A, Class B and Class C stockholders of record of the Equity Income Fund, the Geneva Growth Fund, the NYSE Arca Tech 100 Index Fund and the Wisconsin Tax-Exempt Fund, respectively, and Class A shares of HighMark Equity Income Fund, HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund will be distributed to Class R stockholders of record of the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund, respectively, in each case on or around June 8, 2009. Each Acquired Fund will then be liquidated and dissolved. The Acquiring Funds will have no assets or liabilities immediately prior to the consummation of the Reorganizations.

It is intended that as a result of the proposed Reorganizations, you will receive, without paying any sales charges and on a tax-free basis (for federal income tax purposes), a number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund corresponding to your corresponding class of your Acquired Fund (or Class A shares of an Acquiring Fund in the case of Class R stockholders of the corresponding Acquired Fund) equal to the value of the net assets of the corresponding class of the corresponding Acquired Fund, as determined using HighMark’s valuation policies and procedures, transferred to the Acquiring Fund and attributable to you on the closing date.

Stockholders of each Acquired Fund are being asked to approve the Agreement and Plan of Reorganization with respect to such Acquired Fund. A copy of a form of Agreement and Plan of Reorganization is attached as Appendix A. By approving the Agreements and Plans of Reorganization, stockholders are approving the Reorganizations, which include the liquidation and dissolution of the Acquired Funds.

The closing of any Reorganization (the “Closing”) is contingent upon certain conditions either being satisfied or waived, which conditions include all of the Reorganizations being approved (subject to certain exceptions) and the consummation of a transaction between HighMark Capital, Ziegler and Ziegler’s parent company relating to the Reorganizations. Further, HighMark Funds may determine not to consummate the Reorganization of the Wisconsin Tax-Exempt Fund if the Board of Trustees of HighMark Funds resolves in good faith to terminate the Agreement and Plan of Reorganization with respect to such Acquired Fund. Because the closing of a Reorganization is contingent on certain conditions not relating to the applicable Acquired Fund, a Reorganization may not be closed even if shareholders approve such Reorganization. Further, in the event that the stockholders of an Acquired fund approve an Agreement and Plan of Reorganization with respect to such Acquired Fund but the Reorganization does not ever close, such approval shall not be deemed to be an independent approval of the liquidation and dissolution of such Acquired Fund. If any of the Reorganizations are not consummated upon the Closing, the Board of Directors of North Track may consider possible alternative arrangements in the best interests of each Acquired Fund for which a Reorganization was not consummated and its stockholders. In addition to the Reorganizations, stockholders of four other series of North Track will also be asked to consider and approve the reorganizations of such series into certain other series of HighMark. These reorganizations are referred to, collectively, as the “Other Reorganizations.” The Closing is scheduled to occur on or around June 8, 2009 or such later date as the parties may agree the (“Closing Date”).

HighMark Capital serves as investment adviser of the Acquiring Funds. HighMark Capital is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of December 31, 2008, HighMark Capital had approximately $17 billion in assets under management. HighMark Capital (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

2.

Why are the Reorganizations being proposed?

The Board of Directors of North Track has concluded that participation in the proposed Reorganizations is in the best interests of each Acquired Fund and its stockholders. In reaching this conclusion, the Board considered, among other factors:

1.

HighMark Capital’s strong reputation, substantial experience, scale and commitment to future growth in the retail mutual fund space.

2.

The strong financial backing of HighMark Capital.

3.

The strength of HighMark Capital’s investment management team and operations personnel and the stability of those resources.

4.

Ziegler’s assessment during its due diligence investigation of HighMark’s operations that the legal and regulatory compliance culture of HighMark and its service providers was strong.

5.

HighMark’s established distribution channels.

6.

HighMark’s broad offering of other funds within its fund family.

7.

The fact that Acquired Fund stockholders may be able to better enjoy economies of scale as a result of being part of a larger fund family and HighMark’s business plan to grow the assets of the Acquiring Funds.

8.

The fact that each Reorganization will be structured as a tax-free transaction, meaning stockholders will not recognize gain or loss on the exchange of their shares for shares of the relevant Acquiring Fund.

9.

The compensation and other benefits to be received by Ziegler and its affiliates as a result of the Reorganizations and the advisory fees to be received by HighMark Capital.

10.

The fact that the stockholders will bear no costs associated with the Reorganizations.

11.

The performance of the series of HighMark as compared to their benchmarks.

For a more complete discussion of the factors affecting the Board of Directors’ decision, please see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds – Information About the Reorganizations - Board of Directors’ Considerations.”

3.

How do the fees and expenses of the Acquired Funds compare to the Acquiring Funds and what are they estimated to be following the Reorganizations?

The following tables show the ~~expected~~  fees and expenses for each class of shares of the Acquired Funds for ~~the 12-month period beginning March 1, 2009 and ending February 28, 2010~~  their fiscal year ended October 31, 2008 followed by those estimated to be charged with respect to the Class A, Class B and Class C shares of the Acquiring Funds assuming consummation of the Reorganizations. As of the date of this Prospectus/Proxy Statement, the Acquiring Funds had not yet begun operations; therefore, historical fee and expense information for the Acquiring Funds is not available. As illustrated below, the total fund operating expense ratios (before fee waivers) of the Class A, Class B and Class C shares of HighMark Equity Income Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of the Equity Income Fund; the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Equity Income Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the Class R shares of the Equity Income Fund; the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund are expected to be higher than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of their corresponding Acquired Funds; the total fund operating expense ratios (before fee waivers) of the Class B and Class C shares of HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of their corresponding Acquired Funds; and the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the Class R shares of their corresponding Acquired Funds. In addition, after giving effect to fee waivers that HighMark Capital has agreed will extend for one year after the Closing Date, the annual expense ratios of the classes of shares of the Acquiring Funds exchanged in the Reorganizations will be the same as or lower than the corresponding classes of shares of the Acquired Funds. The examples following the tables will help you compare the cost of investing in each Acquired Fund with the estimated cost of investing in its corresponding Acquiring Fund.

Stockholders of the Acquired Funds will not pay additional sales charges in connection with the Reorganizations, although contingent deferred sales charges applicable to share purchases made prior to the Reorganizations will continue to apply, and a different sales charge may apply in the event a former Acquired Fund stockholder decides to purchase more shares of an Acquiring Fund. Additionally, the aggregate amount of the distribution and shareholder service fees for the Class A shares of each Acquiring Fund is higher than the aggregate amount of the distribution and shareholder services fees for the Class A shares of each Acquired Fund.  Stockholders holding Class A shares of the Acquired Funds pay an aggregate distribution and service fee of 0.25%, while shareholders holding Class A shares of the Acquiring Funds pay an aggregate distribution and service fee of up to 0.50%.

Shareholder Fees

(paid directly from an investment)

North Track Equity Income Fund, North Track Geneva Growth Fund and North Track NYSE Arca Tech 100 Index Fund

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)(1)	5.25%	None	None	None
Maximum Sales Load Imposed on Reinvested Dividends (and other distributions)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(2)(4)	5.00%(3)(4)	1.00%(3)(4)	None
Redemption Fee ($12.00 charge for each wire redemption)	None	None	None	None
Exchange Fee	None	None	None	None

———————

(1)

You may qualify for a lower front-end sales charge on your purchases of Class A shares.

(2)

Investments of $1,000,000 or more that are purchased without a front-end sales charge and that are redeemed within 24 months after purchase are subject to a contingent deferred sales change of no more than 0.75% of the net asset value of the redeemed shares at the time of redemption or, if less, the net asset value of those shares at the time of purchase.

(3)

 For Class B shares, the contingent deferred sales charge is reduced for each year that you hold the shares and is eliminated after six years. Class B shares automatically convert to Class A shares eight years after you buy them. For Class C shares, the contingent deferred sales charge is eliminated after 18 months.

(4)

Following the Reorganizations, if approved, redemptions of any Class A, Class B or Class C shares of the Acquired Funds will be subject to any applicable contingent deferred sales charge of the Acquiring Funds. Any such contingent deferred sales charge will be calculated based on a shareholder’s purchase date of Class A, Class B or Class C shares of the Acquired Funds, as applicable.

HighMark Equity Income Fund, HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund (pro forma combined)

	Class A	Class B#	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)*	5.50%	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**	0%	5.00%	1.00%
Redemption Fee***	None	None	None
Exchange Fee	None	None	None

———————

#

Class B Shares are only available for purchase by existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee. Class B Shares are also being issued in connection with the Reorganizations.

*

The sales charge for Class A Shares varies depending upon how much you invest.

**

If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. For Class B Shares, the contingent deferred sales charge is generally reduced for each year that you hold the shares and is eliminated after 6 years. For Class C shares, the contingent deferred sales charge is eliminated after 1 year.

***

Does not include any wire transfer fees, if applicable.

North Track Wisconsin Tax-Exempt Fund

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)(1)	3.50%	None	None
Maximum Sales Load Imposed on Reinvested Dividends (and other distributions)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(2)(4)	5.00%(3)(4)	1.00%(3)
Redemption Fee ($12.00 charge for each wire redemption)	None	None	None
Exchange Fee	None	None	None

———————

(1)

You may qualify for a lower front-end sales charge on your purchases of Class A shares.

(2)

Investments of $1,000,000 or more that are purchased without a front-end sales charge and that are redeemed within 24 months after purchase are subject to a contingent deferred sales change of no more than 0.75% of the net asset value of the redeemed shares at the time of redemption or, if less, the net asset value of those shares at the time of purchase.

(3)

For Class B shares, the contingent deferred sales charge is reduced for each year that you hold the shares and is eliminated after six years. Class B shares automatically convert to Class A shares eight years after you buy them. For Class C shares, the contingent deferred sales charge is eliminated after 18 months.

(4)

Following the Reorganizations, if approved, redemptions of any Class A, Class B or Class C shares of the Acquired Funds will be subject to any applicable contingent deferred sales charge of the Acquiring Funds. Any such contingent deferred sales charge will be calculated based on a shareholder’s purchase date of Class A, Class B or Class C shares of the Acquired Funds, as applicable.

HighMark Wisconsin Tax-Exempt Fund (pro forma combined)

	Class A	Class B#	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)*	2.25%	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**	0%	5.00%	1.00%
Redemption Fee***	None	None	None
Exchange Fee	None	None	None

———————

#

Class B Shares are only available for purchase by existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee. Class B Shares are also being issued in connection with the Reorganizations.

*

The sales charge for Class A Shares varies depending upon how much you invest.

**

If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. For Class B Shares, the contingent deferred sales charge is generally reduced for each year that you hold the shares and is eliminated after 6 years. For Class C shares, the contingent deferred sales charge is eliminated after 1 year.

***

Does not include any wire transfer fees, if applicable.

Annual Fund Operating Expenses

(deducted directly from fund assets)

North Track Equity Income Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.88%	0.87%	0.89%	0.87%
Total Fund Operating Expenses	1.68%	2.42%	2.44%	2.17%
Less Fee Waivers and/or Expense Reimbursements(2)	0.53%	0.52%	0.54%	0.53%
Net Annual Fund Operating Expenses(2)	1.15%	1.90%	1.90%	1.64%

HighMark Equity Income Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses †	0.68%	0.68%	0.43%
Total Annual Fund Operating Expenses	1.48%	1.98%	1.98%
Fee Waivers	0.33%	0.23%	0.23%
Net Expenses ††	1.15%	1.75%	1.75%

———————

(1)

The Equity Income Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

(2)

Ziegler contractually has committed to waive fees and/or reimburse expenses from March 1, 2009 through February 28, 2010 so that annual operating expenses for the Fund will not exceed 1.15% of average annual net assets for Class A shares, 1.90% for Class B and Class C shares and 1.65% for Class R shares.

†

Other Expenses for Class A and Class B shares of HighMark Equity Income Fund include a shareholder service fee of up to 0.25%.

††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.15%, 1.75% and 1.75%, respectively, for the period beginning on the Closing Date and ending one year after the Closing Date.

North Track Geneva Growth Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.38%	0.38%	0.38%	0.35%
Total Fund Operating Expenses	1.38%	2.13%	2.13%	1.85%

HighMark Geneva Growth Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses †	0.52%	0.52%	0.27%
Total Annual Fund Operating Expenses	1.52%	2.02%	2.02%
Fee Waivers	0.14%	0.04%	0.04%
Net Expenses ††	1.38%	1.98%	1.98%

———————

(1)

The Geneva Growth Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

†

Other Expenses for Class A and Class B shares of HighMark Geneva Growth Fund include a shareholder service fee of up to 0.25%.

††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.38%, 1.98% and 1.98%, respectively, for the period beginning on the Closing Date and ending one year after the Closing Date.

North Track NYSE Arca Tech 100 Index Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.46%	0.45%	0.45%	0.40%
Total Fund Operating Expenses	1.08%	1.82%	1.82%	1.52%

HighMark NYSE Arca Tech 100 Index Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.37%	0.37%	0.37%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses †	0.57%	0.57%	0.32%
Total Annual Fund Operating Expenses	1.19%	1.69%	1.69%
Fee Waivers	0.11%	0.01%	0.01%
Net Expenses ††	1.08%	1.68%	1.68%

———————

(1)

The NYSE Arca Tech 100 Index Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

†

Other Expenses for Class A and Class B shares of HighMark NYSE Arca Tech 100 Index Fund include a shareholder service fee of up to 0.25%.

††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.08%, 1.68% and 1.68%, respectively, for the period beginning on the Closing Date and ending one year after the Closing Date.

North Track Wisconsin Tax-Exempt Fund

	Class A	Class B	Class C
Investment Advisory Fees (1)	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.31%	0.31%	0.31%
Total Fund Operating Expenses	1.06%	1.81%	1.81%
Less Expense Reimbursements(2)	0.15%	0.15%	0.15%
Net Annual Fund Operating Expenses(2)	0.91%	1.66%	1.66%

HighMark Wisconsin Tax-Exempt Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses †	0.51%	0.51%	0.26%
Total Annual Fund Operating Expenses	1.26%	1.76%	1.51%
Fee Waivers	0.36%	0.16%	0.16%
Net Expenses ††	0.90%	1.60%	1.35%

———————

(1)

The Wisconsin Tax-Exempt Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

(2)

Ziegler has contractually committed, from March 1, 2009 through February 28, 2010, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.15% of the average daily net assets of the Fund.

†

Other Expenses for Class A and Class B shares of HighMark Wisconsin Tax-Exempt Fund include a shareholder service fee of up to 0.25%.

††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 0.90%, 1.60% and 1.35%, respectively, for the period beginning on the Closing Date and ending one year after the Closing Date.

Examples

These examples will help you compare the cost of investing in an Acquired Fund with the estimated cost of investing in the corresponding Acquiring Fund assuming consummation of the Reorganizations. The examples assume that you invest $10,000 for the time periods indicated. The examples also assume that your investment has a 5% return each year and that, with respect to the Equity Income Fund and the Wisconsin Tax-Exempt Fund, such Acquired Funds’ operating expenses from March 1, 2009 through February 28, 2010 are the same as those shown above under “Net Annual Fund Operating Expenses” and for all subsequent periods are the same as those shown above under “Total Fund Operating Expenses.” The examples for the Acquiring Funds assume that the Acquiring Funds’ operating expenses for the period beginning on the Closing Date and ending one year after the Closing Date are the same as those shown above under “Net Expenses” and for all subsequent periods are the same as those shown above under “Total Annual Fund Operating Expenses.” All expense information is based on the information set out in the tables above, including pro forma expense information for the Acquiring Funds. Your actual costs may be higher or lower than those shown below.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Equity Income Fund
Class A Shares	$636	$978	$1,342	$2,366
Class B Shares
If you do not sell your shares:	$193	$705	$1,244	$2,533*
If you sell your shares at the end of the period:	$693	$1,005	$1,344	$2,533*
Class C Shares
If you do not sell your shares:	$193	$709	$1,252	$2,735
If you sell your shares at the end of the period:	$293	$709	$1,252	$2,735
Class R Shares	$167	$628	$1,116	$2,462
HighMark Equity Income Fund (pro forma combined)
Class A Shares	$661	$962	$1,284	$2,194
Class B Shares
If you do not sell your shares:	$178	$599	$1,046	$2,159*
If you sell your shares at the end of the period:	$678	$899	$1,246	$2,159*
Class C Shares
If you do not sell your shares:	$178	$599	$1,046	$2,288
If you sell your shares at the end of the period:	$278	$599	$1,046	$2,288

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Geneva Growth Fund
Class A Shares	$658	$939	$1,241	$2,095
Class B Shares
If you do not sell your shares:	$216	$667	$1,144	$2,271*
If you sell your shares at the end of the period:	$716	$967	$1,244	$2,271*
Class C Shares
If you do not sell your shares:	$216	$667	$1,144	$2,462
If you sell your shares at the end of the period:	$316	$667	$1,144	$2,462
Class R Shares	$188	$582	$1,001	$2,169
HighMark Geneva Growth Fund (pro forma combined)
Class A Shares	$683	$991	$1,321	$2,252
Class B Shares
If you do not sell your shares:	$201	$630	$1,084	$2,216*
If you sell your shares at the end of the period:	$701	$930	$1,284	$2,216*
Class C Shares
If you do not sell your shares:	$201	$630	$1,084	$2,345
If you sell your shares at the end of the period:	$301	$630	$1,084	$2,345

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track NYSE Arca Tech 100 Index Fund
Class A Shares	$629	$850	$1,089	$1,773
Class B Shares
If you do not sell your shares:	$185	$573	$985	$1,943*
If you sell your shares at the end of the period:	$685	$873	$1,085	$1,943*
Class C Shares
If you do not sell your shares:	$185	$573	$985	$2,137
If you sell your shares at the end of the period:	$285	$573	$985	$2,137
Class R Shares	$155	$480	$829	$1,813
HighMark NYSE Arca Tech 100 Index Fund (pro forma combined)
Class A Shares	$654	~~$1,041~~ $897	~~$1,452~~ $1,158	~~$2,596~~ $1,905
Class B Shares
If you do not sell your shares:	$171	$532	$917	~~$2,055*~~ $1,864*
If you sell your shares at the end of the period:	$671	$832	$1,117	~~$2,055*~~ $1,864*
Class C Shares
If you do not sell your shares:	$171	$532	$917	$1,997
If you sell your shares at the end of the period:	$271	$532	$917	$1,997

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Wisconsin Tax-Exempt Fund
Class A Shares	$440	$661	$900	$1,586
Class B Shares
If you do not sell your shares:	$169	$555	$966	$1,917*
If you sell your shares at the end of the period:	$669	$855	$1,066	$1,917*
Class C Shares
If you do not sell your shares:	$169	$555	$966	$2,114
If you sell your shares at the end of the period:	$269	$555	$966	$2,114
HighMark Wisconsin Tax-Exempt Fund (pro forma combined)
Class A Shares	$315	$581	$867	$1,682
Class B Shares
If you do not sell your shares:	$163	$539	$939	$1,928*
If you sell your shares at the end of the period:	$663	$839	$1,139	$1,928*
Class C Shares
If you do not sell your shares:	$137	$462	$809	$1,788
If you sell your shares at the end of the period:	$237	$462	$809	$1,788

———————

*

Reflects conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

The examples shown above reflect the differences between the contingent deferred sales charges (“CDSCs”) for the Class B shares of each Acquired Fund and the CDSCs for the Class B shares of its corresponding Acquiring Fund if you sell your Class B shares within the third year of purchase. Class B shares of an Acquired Fund held for more than one year but less than three years before their redemption are subject to a CDSC of 4.00%. Class B shares of an Acquiring Fund redeemed within the third year of their purchase are subject to a CDSC of 3.00%. The following tables set forth the CDSCs applicable to Class B shares of the Acquired Funds and the Acquiring Funds, respectively:

Acquiring Fund CDSCs are as follows:		Acquired Fund CDSC are as follows:
If sold within	CDSC on shares being sold	Holding	CDSC
1st year	5.00%	1 year or less	5.00%
2nd year	4.00%	More than 1 year, but less than 3 years	4.00%
3rd or 4th year	3.00%	3 years, but less than 4 years	3.00%
5th year	2.00%	4 years, but less than 5 years	2.00%
6th year	1.00%	5 years but less than 6 years	1.00%
7th and 8th year(1)	0%	6 years or more(1)	None

———————

(1)

Class B shares will automatically convert to Class A shares after six years.

4.

What will be the roles of HighMark Capital, Ziegler and Geneva following the proposed Reorganizations?

Although HighMark Capital will serve as investment adviser to the Acquiring Funds, Ziegler will provide the day-to-day investment management of HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, except as sub-adviser to such Acquiring Funds rather than as investment adviser (subject to the supervision of and policies established by HighMark Capital and the Board of Trustees of HighMark Funds). Geneva will provide the day-to-day investment management of HighMark Geneva Growth Fund as sub-adviser to such Acquiring Fund (subject to the supervision of and policies established by HighMark Capital and the Board of Trustees of HighMark Funds). Therefore, the same entity will be responsible for the day-to-day investment management of the Acquiring Funds as for the Acquired Funds. Moreover, the current portfolio managers of the Acquired Funds are expected to continue as portfolio managers of the Acquiring Funds.

Pursuant to an investment management agreement between HighMark and HighMark Capital, for its advisory services to HighMark Equity Income Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.55% of HighMark Equity Income Fund’s average daily net assets not in excess of $100 million, 0.50% of such net assets greater than $100 million and not in excess of $500 million and 0.45% of such net assets over $500 million. For its advisory services to HighMark Geneva Growth Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.75% of HighMark Geneva Growth Fund’s average daily net assets not in excess of $250 million, 0.70% of such net assets greater than $250 million and not in excess of $500 million and 0.65% of such net assets over $500 million. For its advisory services to HighMark NYSE Arca Tech 100 Index Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.50% of HighMark NYSE Arca Tech 100 Index Fund’s average daily net assets not in excess of $50 million, 0.30% of such net assets greater than $50 million and not in excess of $250 million, 0.25% of such net assets greater than $250 million and not in excess of $500 million and 0.20% of such net assets over $500 million. For its advisory services to HighMark Wisconsin Tax-Exempt Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.50% of HighMark Wisconsin Tax-Exempt Fund’s average daily net assets not in excess of $250 million and 0.40% of such net assets over $250 million. HighMark Capital is responsible for paying Ziegler and Geneva as the Acquiring Funds’ respective sub-advisers.

Under a sub-advisory agreement with HighMark Capital relating to HighMark Wisconsin Tax-Exempt Fund, Ziegler shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to HighMark Capital by HighMark Wisconsin Tax-Exempt Fund with respect to such month, minus (ii) the lesser of (1) the amount waived or reimbursed to HighMark Wisconsin Tax-Exempt Fund by HighMark Capital with respect to such month pursuant to any contractual commitments of HighMark Capital in effect on the Closing Date and (2) the amount waived or reimbursed to HighMark Wisconsin Tax-Exempt Fund by HighMark Capital with respect to such month, minus (iii) all payments made by HighMark Capital to financial intermediaries (including broker-dealers) relating to HighMark Wisconsin Tax-Exempt Fund with respect to such month.

Under a sub-advisory agreement with HighMark Capital relating to HighMark Equity Income Fund, Ziegler shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to HighMark Capital by HighMark Equity Income Fund with respect to such month, minus (ii) all payments made by HighMark Capital to financial intermediaries (including broker-dealers) relating to HighMark Equity Income Fund with respect to such month.

Under a sub-advisory agreement with HighMark Capital relating to HighMark NYSE Arca Tech 100 Index Fund, Ziegler shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to HighMark Capital by HighMark NYSE Arca Tech 100 Index Fund with respect to such month, minus (ii) all payments made by HighMark Capital to financial intermediaries (including broker-dealers) relating to HighMark NYSE Arca Tech 100 Index Fund with respect to such month, minus (iii) all amounts paid by HighMark NYSE Arca Tech 100 Index Fund and/or HighMark Capital with respect to such month pursuant to any license agreement relating to HighMark NYSE Arca Tech 100 Index Fund’s use of the NYSE Arca Tech 100 Index and/or any marks Archipelago Holdings, Inc. or any successor thereto owns or to which it has rights.

Under a sub-advisory agreement with HighMark Capital relating to HighMark Geneva Growth Fund, Capital shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to HighMark Capital by HighMark Geneva Growth Fund with respect to such month, minus (ii) all payments made by HighMark Capital to financial intermediaries (including broker-dealers) relating to HighMark Geneva Growth Fund with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of HighMark Geneva Growth Fund with respect to such month.

5.

How do the investment objectives, principal investment strategies and policies of the Acquired Funds compare to those of the Acquiring Funds?

The following sections will help you compare the investment objectives, principal investment strategies and policies of an Acquired Fund with those of its corresponding Acquiring Fund.

Each Acquired Fund pursues substantially the same investment objectives as its corresponding Acquiring Fund. Each of the Equity Income Fund and HighMark Equity Income Fund seeks a total return from income and capital appreciation and pursues its objective by investing its assets in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and by providing diversification across all major sectors of the domestic equity market, as defined by GICS. Each of the Geneva Growth Fund and HighMark Geneva Growth Fund seeks long-term capital appreciation and pursues its objective by seeking to invest its assets in publicly traded common stocks that Ziegler believes, at the time of the stock’s purchase, demonstrate strong growth characteristics. Each of the NYSE Arca Tech 100 Index Fund and HighMark NYSE Arca Tech 100 Index Fund seeks a total return, before deducting operating expenses, that tracks the total return of the NYSE Arca Tech 100 Index and pursues its objective by investing under normal market conditions its assets primarily in substantially all of the component securities included in the NYSE Arca Tech Index in approximately the same proportions as they are represented in the NYSE Arca Tech Index. Each of the Wisconsin Tax-Exempt Fund and HighMark Wisconsin Tax-Exempt Fund seeks to provide investors with a high level of current income that is exempt from U.S. federal income tax and Wisconsin personal income tax and pursues its objective by investing its assets primarily in municipal bonds and other debt securities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax. Since each Acquired Fund has substantially the same investment objective as its corresponding Acquiring Fund, the portfolio securities held by an Acquired Fund are compatible with the investment objectives of its Acquiring Fund. Therefore, the proposed reorganizations would not result in significant portfolio turnover or transaction expenses due to the Acquired Funds’ disposal of incompatible securities.

Each Acquired Fund also employs substantially the same investment strategies as its corresponding Acquiring Fund with a few differences. The Acquiring Funds may make investments in initial public offerings, convertible securities, reverse repurchase agreements, zero-coupon securities, currency futures, currency forwards, foreign currencies, small cap, micro cap and special equity securities, money market instruments, real estate investment trusts and treasury receipts or engage in position hedging or transaction hedging, while the Acquired Funds currently do not make these types of investments. These additional investment strategies may subject the Acquiring Funds to additional risks. For additional information about these risks, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement.

The Acquired Funds and the Acquiring Funds have adopted certain fundamental and non-fundamental investment policies. Fundamental investment policies cannot be changed without the consent of a majority of the outstanding shares of an Acquired Fund or an Acquiring Fund, as applicable, while non-fundamental investment policies can be changed without the consent of a majority of the outstanding shares of the Acquired Fund or the Acquiring Fund, as applicable.

The Acquired Funds’ fundamental and non-fundamental investment policies are different from the Acquiring Funds’ fundamental and non-fundamental investment policies. The Acquiring Funds’ fundamental and non-fundamental investment policies are the same as those used by many of the other investment portfolios offered by HighMark. The Acquiring Funds’ fundamental policies were adopted to avoid the necessity of shareholder meetings wherever possible unless otherwise required by the Investment Company Act of 1940, as amended (the “1940 Act”) to allow the Acquiring Funds’ to react quickly to changes in the law or new investment opportunities in the securities market, without the cost and time involved in obtaining shareholder approvals for diversely held investment companies. The Acquired Funds’ fundamental policies are generally more restrictive than the Acquiring Funds’ fundamental policies, which means that the Acquiring Funds may not have to seek shareholder approval for certain changes to their investment strategies where the Acquired Funds would have to seek such approval. The Acquiring Funds, however, have also adopted non-fundamental investment policies that, in some instances, are more restrictive than their fundamental investment restrictions. Notwithstanding the foregoing, it is intended that the investment objectives and strategies for each Acquired Fund and its corresponding Acquiring Fund will be substantially the same. For a description of certain material differences between an Acquired Fund’s fundamental and non-fundamental policies and its corresponding Acquiring Fund’s fundamental and non-fundamental policies, please see Appendix B – Comparison of Fundamental and Non-Fundamental Investment Policies.

For more information regarding any of the Acquired Funds’ or Acquiring Funds’ investment policies and restrictions, see the Acquired Funds’ Statement of Additional Information or the Acquiring Funds’ Statement of Additional Information relating to this Prospectus/Proxy Statement, respectively.

6.

What Acquiring Fund shares will stockholders of the Acquired Funds receive if the Reorganizations occur?

Class A, Class B and Class C stockholders of an Acquired Fund will receive corresponding Class A, Class B, or Class C shares of the corresponding Acquiring Fund. Class R stockholders of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund. The Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund are each diversified series of, and the Wisconsin Tax-Exempt Fund is a non-diversified series of, North Track, a Maryland corporation, and each Acquired Fund is governed by North Track’s charter and by-laws. HighMark Equity Income Fund, HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund are each diversified series of, and HighMark Wisconsin Tax-Exempt Fund is a non-diversified series of, HighMark, a Massachusetts business trust, and each Acquiring Fund is governed by HighMark’s Declaration of Trust and a Code of Regulations. If the Reorganizations occur, investors will have voting and other rights generally similar to those they had as stockholders of the Acquired Funds, but as shareholders of the applicable Acquiring Funds. With respect to matters to be voted on by the shareholders of all the series of HighMark as a group, such as the election of Trustees or matters affecting the entire trust, the votes of shareholders of each class of shares of the Acquiring Funds would be counted with the other share classes of the Acquiring Funds and with all the other series of HighMark. In these instances, the vote of former stockholders of an Acquired Fund would be diluted by the votes of the other share classes and other series of HighMark.

The following are some of the significant differences between North Track’s charter and by-laws and Maryland law and HighMark’s Declaration of Trust and Code of Regulations and Massachusetts law.

North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund, North Track Wisconsin Tax-Exempt Fund	HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Wisconsin Tax-Exempt Fund

• A stockholder of a Maryland corporation who has fully paid the subscription price for his shares generally has no personal liability in excess of his shares.

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Shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the trust. HighMark’s Declaration of Trust, however, disclaims shareholder liability for the acts or obligations of HighMark and requires that every note, bond, contract, order or other undertaking issued by or on behalf of HighMark or the Trustees of HighMark relating to HighMark or any series of HighMark shall recite that the obligations of such instrument are not binding on the shareholders individually. HighMark’s Declaration of Trust provides that a shareholder or former shareholder held to be personally liable solely by reason of his being or having been a shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of a shareholder’s incurring a financial loss from shareholder liability is limited to circumstances in which HighMark would be unable to meet its obligations.

• There is no provision for stockholder action taken without a meeting.	• The consent of a majority of the shares entitled to vote on the matter is required for shareholder action taken without a meeting.
• Stockholders and the Board of Directors of North Track may amend North Track’s by-laws.	• HighMark’s Code of Regulations may be amended by the Trustees at any meeting of the Board of Trustees.
• Stockholders have certain inspection rights under Maryland law.	• Massachusetts law does not provide for inspection rights for shareholders of a business trust.

Please see Appendix D – Comparison of Organizational Documents and Governing Law for more information regarding the differences between the rights of shareholders of the Acquiring Funds and those of the Acquired Funds.

7.

How will the net asset value of the Acquired Funds be determined for purposes of the Reorganizations?

The valuation policies and procedures of the Acquiring Funds will be used to determine the aggregate net asset value of the portfolio securities of an Acquired Fund to be transferred to its corresponding Acquiring Fund.

8.

How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?

The Acquired Funds and the Acquiring Funds have similar stockholder/shareholder policies and procedures. The following is a summary comparison of these policies and procedures. For a more detailed description of the shareholder policies and procedures of the Acquiring Funds, see Appendix C – Information Applicable to the Acquiring Funds.

Classes Of Shares.

The Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund currently offer four classes of shares, and the Wisconsin Tax-Exempt Fund currently offers three classes of shares. The Acquiring Funds will initially offer four classes of shares: Class A, Class B, Class C and Fiduciary. The offering of Fiduciary shares will commence after the Reorganizations.

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Class A and Class C shares of the Acquiring Funds will be available to the general public.

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Class B shares of the Acquiring Funds will be available only to Class B stockholders of the Acquired Funds and Class B shareholders of other series of HighMark.

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Fiduciary shares will be available only to financial institutions, fiduciary clients of Union Bank, N.A., which is the parent company of HighMark Capital, and certain other qualified investors.

Exchange Privileges.

Class A, Class B and Class C shareholders of the Acquiring Funds may exchange their shares for Class A, Class B or Class C shares, respectively, of another Acquiring Fund or for Class A, Class B or Class C shares, respectively, of one of HighMark’s other investment portfolios. The cost for such an exchange is based on the relative net asset value of the shares being exchanged. There is no sales charge on the exchange in most cases, although there may be a sales charge on certain exchanges of Class A shares of the Acquiring Funds. See Appendix C – Information Applicable to the Acquiring Funds for more information.

Redemption Procedures.

The redemption procedures for the Acquired Funds and the Acquiring Funds are substantially similar. Both the Acquired Funds and the Acquiring Funds allow redemption requests to be submitted by telephone or mail. Redemption proceeds may be mailed or sent by wire.

Certain differences between the redemption policies for the Acquired Funds and the Acquiring Funds are described below.

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The Acquired Funds allow redemption requests to be made via online account access.

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The Acquiring Funds allow redemption proceeds to be delivered by electronic funds transfer.

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With respect to the Acquired Funds, redemption requests by telephone may not exceed $100,000. The Acquiring Funds allow for telephone redemption requests for any amount.

Automatic Investments and Systematic Withdrawals.

The Acquired Funds and the Acquiring Funds offer an automatic investment plan that allows shareholders to make regular investments in the Acquiring Funds through automatic deductions from a checking account. The Acquired Funds require a minimum initial investment and minimum subsequent monthly investments of $50. The Acquiring Funds require minimum monthly investments of $100 per Acquiring Fund.

The Acquired Funds offer a systematic withdrawal plan that allows stockholders to withdraw a minimum of $150 per month. A stockholder must have a minimum account size of $10,000 to participate in the Acquired Funds’ systematic withdrawal plan. The Acquired Funds will only accept investments from stockholders participating in the systematic withdrawal plan of a minimum of $1,000. The Acquiring Funds offer a similar plan; the minimum withdrawal for the Acquiring Funds’ systematic withdrawal plan is $100 per Acquiring Fund, and the minimum account size is $5,000 to participate. An Acquiring Fund shareholder must also have their dividends automatically reinvested to participate in the systematic withdrawal plan. The Acquiring Funds do not require a minimum investment from participants in the systematic withdrawal plan.

9.

What are the U.S. federal income tax consequences of the Reorganizations?

The Reorganizations are expected to be tax-free reorganizations for U.S. federal income tax purposes. This means that neither the Acquired Funds nor stockholders of the Acquired Funds are expected to recognize a gain or loss directly as a result of the Reorganizations. However, the Reorganizations may accelerate distributions from the Acquired Funds to their stockholders. Specifically, on or before the date of a Reorganization, it is possible that the Acquired Fund will declare a dividend of any net investment company taxable income, any net tax-exempt investment income and any net capital gains for the period beginning on November 1, 2008 and ending on the Closing Date, and, if declared, will distribute such dividend to its stockholders.

The aggregate tax basis of Acquiring Fund shares received by a stockholder of an Acquired Fund in a Reorganization is expected to be the same as the aggregate tax basis of the stockholder’s Acquired Fund shares. The stockholder’s holding period for Acquiring Fund shares received pursuant to a Reorganization is expected to be determined by including the holding period for the Acquired Fund shares exchanged for such Acquiring Fund Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

At any time prior to the consummation of the Reorganizations, a stockholder may redeem shares, likely resulting in recognition of gain or loss to such stockholder for federal income tax purposes. For more information about the federal income tax consequences of the Reorganizations, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds – Federal Income Tax Consequences” below.

10.

What other changes will occur as a result of the Reorganizations?

HighMark is governed by Trustees and officers who are different from the Directors and officers of North Track. For a list of HighMark’s Trustees and officers and their principal occupation or occupations for the past five years, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement. Some of the various service providers for HighMark are different from those of North Track. See “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds – Information About the Reorganizations – Comparison of Service Providers” below. The Acquiring Funds also have different operating and compliance policies and procedures, such as codes of ethics, privacy policies and policies regarding transactions with affiliates, than those of the Acquired Funds. In addition, consistent with HighMark’s other investment portfolios, the Acquiring Funds will have a fiscal year end of July 31, rather than the fiscal year end of October 31 that is currently used by the Acquired Funds.

II. PROPOSALS 1, 2, 3 AND 4: REORGANIZATIONS OF THE ACQUIRED FUNDS INTO THE ACQUIRING FUNDS.

Principal Investment Risks.

The principal risks associated with the Acquired Funds and the Acquiring Funds are substantially the same because they have substantially the same investment goals and principal investment strategies. The actual risks of investing in the Acquired Funds and the Acquiring Funds depend on the securities held in their portfolios and on market conditions, both of which change over time. Below is a description of the principal risks associated with each Acquired Fund and its corresponding Acquiring Fund. For more information on these and other risks, please see Appendix C – Information Applicable to the Acquiring Funds. As with the Acquired Funds, a shareholder may lose money by investing in the Acquiring Funds.

HighMark Equity Income Fund and the Equity Income Fund (each a “Fund” for purposes of this section)

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a Fund. A Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of a Fund will, through the Fund’s investment in exchange-traded funds, bear extra costs, such as duplicative management fees, brokerage commissions and other charges.

Industry/Sector Risk. The risk associated with excessive exposure to any one industry or sector. Because a Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its assets) in the financial services sector. This sector concentration exposes a Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

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Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies, which could severely adversely affect the values of an investment in company stock.

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Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

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Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

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Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Stock Selection Risk. The sub-adviser’s or investment adviser’s, as applicable, strategy for selecting common stocks for purchase depends on the ability of the sub-adviser or investment adviser, as applicable, to select stocks that demonstrate income production and long-term capital appreciation. A Fund is subject to the risk that the sub-adviser’s or investment adviser’s, as applicable, stock selections may not achieve the desired long-term capital appreciation, or may even decline in value. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole.

Qualified Dividends Risk. Although it is expected that most of the dividends paid from a Fund’s investment income generally will be considered “qualified dividend income” and taxed at a 15% federal income tax rate under current law (which is subject to change), some of the dividends will not be so qualified and will be subject to tax at ordinary income rates. Changes to the tax laws that increase taxes on dividends could reduce the value of securities that pay dividends, and thus the value of an investment in a Fund. Distributions from real estate investment trusts (REITs) held by a Fund will generally not constitute qualified dividend income.

HighMark Geneva Growth Fund and the Geneva Growth Fund (each a “Fund” for purposes of this section)

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole.

Stock Selection Risk. The sub-adviser’s or investment adviser’s, as applicable, strategy for selecting common stocks for purchase depends on the ability of the sub-adviser or investment adviser, as applicable, to select stocks that demonstrate growth (and thus capital appreciation) over time . The Fund is subject to the risk that the sub-adviser’s or investment adviser’s, as applicable, stock selections may not achieve the desired capital appreciation, or may even decline in value. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of a Fund will, through the Fund’s investment in exchange-traded funds, bear extra costs, such as duplicative management fees, brokerage commissions and other charges.

HighMark NYSE Arca Tech 100 Index Fund and the NYSE Arca Tech 100 Index Fund (each a “Fund” for purposes of this section)

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole.

Correlation Risk. Although the sub-adviser or investment adviser, as applicable, will attempt to replicate the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the sub-adviser or investment adviser, as applicable, to equitize a Fund’s cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, a Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of a Fund as compared to that of the NYSE Arca Tech 100 Index.

Industry/Sector Risk. The risk associated with excessive exposure to any one industry or sector. Because a Fund structures its investment portfolio to correspond to the composition of the NYSE Arca Tech 100 Index, a significant portion of the Fund’s investments will consist of securities within the technology sector. Generally, more than 25% of the assets of a Fund will be invested in equity securities within that sector, and therefore, the Fund is concentrated in the technology sector.

A Fund’s investments in technology related companies expose a Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line, and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

In addition, there may be times when one or more industries may be over-represented on the NYSE Arca Tech 100 Index (i.e., the industry represents greater than 25% of the NYSE Arca Tech 100 Index), which may expose a Fund during such periods to risks associated with industry concentration. The types of industries that are over-represented, if any, may vary from time to time.

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a Fund. Also, there is a possibility that active trading may decline or cease all together in the secondary market for a futures contract or an option held by a Fund. A Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position. Finally, a Fund’s options and futures strategies expose it to the correlation risks discussed above.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of a Fund will, through the Fund’s investment in exchange-traded funds, bear extra costs, such as duplicative management fees, brokerage commissions and other charges.

HighMark Wisconsin Tax-Exempt Fund and the Wisconsin Tax-Exempt Fund (each a “Fund” for purposes of this section)

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, an industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Interest Rate Risk. The possibility that the value of a Fund’s investments will decline due to an increase in interest rates or that a Fund’s yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of a Fund’s fixed income portion, the greater its interest rate risk.

Credit Risk. The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond’s rating, the greater its credit risk.

Junk Bond Risk. Below investment grade bonds generally offer higher yields than investment grade bonds, but also carry greater risk. They are more vulnerable to default than higher grade bonds, and are more susceptible to adverse business, financial and economic conditions that impair the capacity and willingness of borrowers to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for higher rated bonds. A Fund attempts to minimize its exposure to this risk by limiting its investments in junk bonds to those rated in the fifth and sixth highest categories (“Ba” or “B” by Moody’s or “BB” or “B” by S&P), and unrated bonds that the sub-adviser determines are of comparable quality. A Fund may also invest in bonds rated in the fourth highest rating category (“Baa” by Moody’s or “BBB-” by S&P). Bonds in this category, although rated investment grade, have some of the speculative characteristics referenced above.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Geographic Concentration Risk. A Fund normally will invest significant portions of its assets in several specific geographic areas. Political, legislative, business and economic conditions and developments within Wisconsin and, to a lesser extent, Puerto Rico and Guam (and perhaps the U.S. Virgin Islands) will affect a Fund’s performance, because a Fund’s investments primarily will be made in those geographic territories. For example, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, a Fund’s credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Industry/Sector Risk. The risk associated with excessive exposure to any one industry or sector. A Fund does not seek to concentrate its investments in any particular industry, and generally will not invest more than 25% of its assets in tax exempt obligations payable from the revenues of any single industry. However, when the sub-adviser or investment adviser, as applicable, is unable to find a sufficient supply of other appropriate tax exempt obligations, it may invest more than 25% of a Fund’s assets in bonds payable from the revenues of any of the housing, healthcare or utilities industries. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase a Fund’s market risk or credit risk, or both.

Alternative Minimum Tax Risk. A Fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax potentially could earn a lower after-tax return.

Loss of Tax Exemption Risk: A Fund may invest more than 25% of its assets in any or all of the housing, healthcare and utilities industries. Like most revenue bonds, the federal and Wisconsin tax-exempt status of these bonds depends upon compliance with certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”), as well as Wisconsin statutes and regulations. If the project or facility being financed, the obligor of the revenue bond, some feature or attribute of the revenue bond itself or some other factor or participant fails to comply with these provisions of the Code or related regulations or state laws, then interest on the bonds may become taxable (possibly retroactive to the date of issuance). Changes to the tax laws also could eliminate or restrict the availability of tax-exempt treatment on the income earned on municipal securities. Either event would reduce the value of the bonds, subject shareholders (including a Fund) to unanticipated tax liabilities and possibly force the Fund to sell the bonds at a reduced value. In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of a Fund.

Non-Diversification Risk. The risk that, as a “non-diversified” fund under the 1940 Act, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

Please see the answer to Question 5 above under “Questions and Answers” for more information comparing the investment objectives, principal investment strategies and policies of the Acquired Funds and Acquiring Funds.

Information about the Reorganizations.

Introduction.

This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the stockholders of the Acquired Funds by and on behalf of the Board of Directors of North Track for use at the Meeting to approve each Reorganization. The Meeting will be held at the offices of North Track on May 22, 2009 at 10:00 a.m. Central Time. Stockholders of an Acquired Fund are only being asked to approve the Agreement and Plan of Reorganization relating to their Acquired Fund; however, the consummation of each Reorganization is conditioned upon all of the Reorganizations being approved subject to certain exceptions.

Terms Of The Proposed Reorganization

The following is a brief summary of the principal terms of the Agreements and Plans of Reorganization and is qualified in its entirety by the Agreements and Plans of Reorganization. For a more complete understanding of the Agreements and Plans of Reorganization, you should read Appendix A.

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Each Acquired Fund will transfer all of its assets and identified liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities. “Identified liabilities” consist of liabilities reflected on a Statement of Assets and Liabilities of the applicable Acquired Fund prepared as of the Valuation Date (as defined below) and such other liabilities incurred by such Acquired Fund from the Valuation Date through the Closing Date of a type and in an amount which is consistent with such Acquired Fund’s ordinary course of business. In the event that there are liabilities of an Acquired Fund other than the identified liabilities of such Acquired Fund, then under Maryland law, each stockholder of the Acquired Fund may be held liable for such liabilities up to the value of the Acquiring Fund shares such stockholder receives in the Reorganization. Notwithstanding the foregoing, Ziegler has agreed to assume all liabilities of the Acquired Funds, whether absolute or contingent, known or unknown, accrued or unaccrued, that are not assumed by the Acquiring Funds in connection with the Reorganizations.

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The assets and liabilities of each Acquired Fund will be valued as of the close of trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (the “Valuation Date”), using the valuation policies and procedures for the Acquiring Funds as set forth in HighMark’s Declaration of Trust, the Acquiring Funds’ valuation procedures, this Prospectus/Proxy Statement and the related Statement of Additional Information.

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Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed by the applicable Acquired Fund to Class A, Class B and Class C stockholders of such Acquired Fund in accordance with their respective percentage ownership interests in Class A, Class B and Class C shares, respectively, of such Acquired Fund and Class A shares of such Acquiring Fund will be distributed to Class R stockholders of such Acquired Fund, if any, in accordance with their respective percentage ownership interests in Class R shares of the applicable Acquired Fund.

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After the Reorganizations, each Acquired Fund’s affairs will be wound up in an orderly fashion and it will be terminated under state law.

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Each Reorganization requires approval by the applicable Acquired Fund’s stockholders and satisfaction of a number of other conditions; the Reorganizations may be terminated at any time with the approval of HighMark and North Track and under certain other circumstances.

Shares Stockholders Will Receive.

If the Reorganizations occur, stockholders of each class of shares of an Acquired Fund (other than Class R stockholders) will receive the same class of shares of the corresponding Acquiring Fund. Class R stockholders will receive Class A shares of the corresponding Acquired Fund. In comparison to the shares a stockholder owns prior to the Reorganizations, the shares a stockholder receives will have the following characteristics:

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They will have an aggregate net asset value equal to the aggregate net asset value of a stockholder’s shares as of the business day before the closing of the Reorganizations, as determined using HighMark’s valuation policies and procedures.

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Similar to a stockholder’s Acquired Fund shares, the Acquiring Fund shares bear sales charges and distribution fees, although the charges and fees are different amounts. Class A shares of the Acquiring Funds will bear a maximum sales charge imposed on purchases of 5.50% (other than Class A shares of HighMark Wisconsin Tax-Exempt Fund, which will bear a maximum sales charged imposed on purchases of 2.25%), Class B shares of the Acquiring Funds will bear a maximum deferred sales charge of 5.00% and Class C shares of the Acquiring Funds will bear a maximum deferred sales charge of 1.00%. Further, each class of Acquiring Fund shares also charge 12b-1 distribution fees that are lesser than or equal to the 12b-1 distribution fees charged to the corresponding class of Acquired Fund shares. Stockholders of the Acquired Funds will not pay additional sales charges in connection with the Reorganizations, although contingent deferred sales charges applicable to share purchases made prior to the Reorganizations will continue to apply, and a higher sales charge may apply in the event a former Acquired Fund stockholder decides to purchase more shares of an Acquiring Fund.

•

The procedures for purchasing and redeeming a stockholder’s shares will not materially change as a result of the Reorganizations.

•

Stockholders will have more exchange options than they currently have since in most cases Class A, Class B and Class C shareholders of the Acquiring Funds may exchange their shares for Class A, Class B or Class C shares, respectively, of HighMark’s other investment portfolios without a sales charge, although there may be a sales charge on certain exchanges of Class A shares of the Acquiring Funds. See Appendix C – Information Applicable to the Acquiring Funds for more information.

•

Stockholders will have voting and other rights generally similar to those they currently have, but as shareholders of the Acquiring Funds.

For further information on the shareholder policies and procedures of the Acquiring Funds, please read “How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?” in this Prospectus/Proxy Statement and Appendix C – Additional Information Applicable to the Acquiring Funds. For further information on the differences between the rights of stockholders of the Acquired Funds and shareholders of the Acquiring Funds, please read “What class of Acquiring Fund shares will stockholders of the Acquired Funds receive if the Reorganizations occur?” in this Prospectus/Proxy Statement and Appendix D – Comparison of Organizational Documents and Governing Law.

Board of Directors’ Considerations.

In late 2007, Ziegler reported to the Board of Directors of North Track (the “Board”) that its strategic focus in the future would emphasize its core institutional money management business, and that Ziegler was contemplating exiting the retail mutual fund business in the longer term. Management and the Board discussed and considered the implications of this plan on the future of the Acquired Funds and began to evaluate alternatives that would best serve the shareholders of each Acquired Fund. The Board deemed it preferable, to the extent possible, to find one or more fund families which might be interested in carrying on the business of the Acquired Funds, either by consolidating them with compatible, larger mutual funds already in existence or as newly-organized funds within the fund family. The Board acknowledged that, to the extent such a compatible and appropriate successor could not be found for any of the Acquired Funds, the Board may have to recommend to shareholders that they approve liquidation of the particular Acquired Fund(s). The Board deemed identifying a possible successor fund family or families as preferable because it would give shareholders an opportunity to continue their investment in a compatible investment vehicle and potentially could be accomplished in a tax-free reorganization in which shareholders would not realize any taxable gain or loss.

To that end, the Board directed management and Ziegler to investigate a possible fund family or families that might be interested in taking over one or more of the Acquired Funds. Ziegler retained the services of Jack McDonald, a financial advisor then affiliated with Raymond James & Associates (the “Financial Consultant”), to assist in identifying and contacting one or more compatible fund families. During the summer and early fall of 2008, Ziegler contacted thirty-six fund managers, eight of whom expressed interest, signed confidentiality agreements, obtained and reviewed information about the Acquired Funds and participated in discussions with Ziegler and its Financial Consultant. Four of those managers proposed combining some or all of the Acquired Funds with their fund families.

At a meeting on September 11-12, 2008, management presented to the Board information regarding each of these managers and an outline of how each of them would propose to map one or more of the Acquired Funds into their fund families. The Board identified two of the interested parties as superior fits, including HighMark, and instructed management to conduct further discussions with those parties. Management kept the Board apprised of developments in the ensuing discussions. At its meeting held on December 11-12, 2008, management presented the Board with the details of proposals from both parties. Representatives of HighMark Capital also gave a presentation to the Board at that meeting and described for the Board the origins and background of the HighMark funds and of its strategic growth plan for its mutual fund operations. The HighMark Capital representatives also discussed with the Board the investment objectives, strategies and programs of each of the HighMark funds into which the Acquired Funds would be reorganized. As a result of that meeting, the Board directed management and Ziegler to proceed with discussions with HighMark regarding the reorganizations and to negotiate the terms of definitive agreements.

The Board, at a meeting on January 27, 2009, unanimously approved the Agreements and Plans of Reorganization and determined that the Reorganization of (i) the Equity Income Fund into HighMark Equity Income Fund, (ii) the Geneva Growth Fund into HighMark Geneva Growth Fund, (iii) the NYSE Arca Tech 100 Index Fund into HighMark NYSE Arca Tech 100 Index Fund and (iv) the Wisconsin Tax-Exempt Fund into HighMark Wisconsin Tax-Exempt Fund would be advisable and in the best interests of the Acquired Funds and their stockholders.

The factors considered most important by the Board in formulating its recommendation that shareholders approve the Reorganizations included the following:

•

HighMark Capital’s strong reputation, substantial experience, scale and commitment to future growth in the retail mutual fund space.

•

The strong financial backing of HighMark Capital by both its immediate parent, Union Bank, N.A., and its ultimate parent company, Mitsubishi UFJ Financial Group, Inc..

•

The strength of HighMark Capital’s investment management team and operations personnel and the stability of those resources.

•

Ziegler’s assessment during its due diligence investigation of HighMark’s operations that the legal and regulatory compliance culture of HighMark and its service providers was strong.

•

HighMark’s established distribution channels.

•

HighMark’s broad offering of other funds within its fund family, which provides shareholders of the Acquired Funds an opportunity to diversify their investments into even a larger number of investment strategies without having to move outside of the HighMark family.

•

The fact that Acquired Fund stockholders may be able to better enjoy economies of scale as a result of being part of a larger fund family and HighMark’s business plan to grow the assets of the Acquiring Funds.

•

The fact that each Reorganization will be structured as a tax-free transaction, meaning stockholders will not recognize gain or loss on the exchange of their shares for shares of the relevant Acquiring Fund.

•

The fact that HighMark proposed to assume all of the funds in the North Track fund family except for the North Track Cash Reserve Fund and the North Track Strategic Allocation Fund. This meant that shareholders invested in multiple Funds would be able to continue similar investments in a single fund family.

•

The fact that the Board reviewed and considered reasonable the compensation and other benefits to be received by Ziegler and its affiliates as a result of the Reorganizations and the fact that the Board also understood that the additional assets obtained by the Acquiring Funds in connection with the Reorganizations would increase the advisory fees to be received by HighMark Capital.

•

The fact that the stockholders will bear no costs associated with the Reorganizations, all of which will be borne by Ziegler and its affiliates and HighMark Capital and its affiliates.

•

The performance of the series of HighMark as compared to their benchmarks.

The Board of Trustees of HighMark approved the Reorganizations at a meeting held on January 23, 2009. A vote of shareholders of the Acquiring Funds is not needed to approve the Reorganizations.

Federal Income Tax Consequences

The Reorganizations are expected to be tax-free reorganizations for U.S. federal income tax purposes. For each Reorganization, Ropes & Gray LLP, counsel to HighMark, will deliver to the Acquiring Fund and the Acquired Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such opinion, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations promulgated thereunder, current administrative rules and court decisions, although not free from doubt, generally for U.S. federal income tax purposes, except as noted below:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund participating in the Reorganization will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to its corresponding Acquiring Fund in exchange for Acquiring Fund shares and the assumption by such Acquiring Fund of the Acquired Fund’s identified liabilities, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its stockholders in liquidation;

•

under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to the Acquiring Fund pursuant to the applicable Agreement and Plan of Reorganization in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund;

•

under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to such exchange;

•

under Section 1223(2) of the Code, the Acquiring Fund’s holding periods in such assets will include the Acquired Fund’s holding periods in such assets;

•

under Section 354 of the Code, no gain or loss will be recognized by stockholders of the Acquired Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

•

under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares that the Acquired Fund’s stockholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

•

under Section 1223(1) of the Code, the Acquired Fund stockholder’s holding period for the Acquiring Fund shares received pursuant to the applicable Agreement and Plan of Reorganization will be determined by including the holding period for the Acquired Fund shares exchanged therefor, provided that the stockholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

•

under Section 381 of the Code, the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganizations on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or (ii) on the termination or transfer thereof without reference to whether such termination or transfer would otherwise be a taxable transaction.

The opinion will be based on certain factual certifications made by officers of North Track and HighMark and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganizations will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

In connection with the Reorganizations, on or before the Closing Date, it is possible that each Acquired Fund will declare to its stockholders a dividend which, together with all of its previous distributions, ~~will~~  would have the effect of distributing to stockholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt investment income and net capital gains for the period beginning on November 1, 2008 and ending on the Closing Date. Such distributions ~~will~~  would be taxable to stockholders.

The ability of each Acquiring Fund to carry forward capital losses of the corresponding Acquired Fund and use such losses to offset future gains will not be limited as a result of the Reorganizations.

This summary of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any stockholder. Stockholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S. and other tax laws.

Comparison of Service Providers.

Ziegler, located at 200 South Wacker Drive, Suite 2000, Chicago, IL 60606, is the investment adviser to the Acquired Funds. Geneva, located at 250 East Wisconsin Avenue, Suite 1050, Milwaukee, WI 53202, is the investment sub-adviser to the Geneva Growth Fund. After the Reorganizations, Ziegler will be sub-adviser to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, and Geneva will be sub-adviser to HighMark Geneva Growth Fund. HighMark Capital Management, Inc., located at 350 California Street, San Francisco, CA 94104 serves as investment adviser to all the series of HighMark, including the Acquiring Funds, and as administrator to the Acquiring Funds.

The Acquiring Funds have some different service providers from the Acquired Funds. The following table shows the service providers for the Acquiring Funds and the Acquired Funds.

	Acquired Funds	Acquiring Funds
Distributor:	B.C. Ziegler and Company	HighMark Funds Distributors, Inc.
Transfer Agent:	PNC Global Investment Servicing	State Street Bank and Trust Company
Administrator:	B.C. Ziegler and Company	HighMark Capital Management, Inc.
Sub-Administrator:	None	PNC Global Investment Servicing (U.S.) Inc.
Custodian:	Union Bank, N.A.	Union Bank, N.A.
Independent Registered Public Accounting Firm:	Deloitte & Touche LLP	Deloitte & Touche LLP
Legal Counsel:	Quarles & Brady LLP	Ropes & Gray LLP

Additional information regarding the Acquiring Funds’ service providers is available in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

Existing and Pro Forma Capitalization

The following tables show on an unaudited basis as of January 20, 2009, (i) the capitalization of each Acquired Fund and Acquiring Fund, and (ii) the pro forma capitalization of each Acquiring Fund, as adjusted giving effect to the proposed Reorganizations:

	Equity Income Fund	HighMark Equity Income Fund	Pro Forma Adjustments	HighMark Equity Income Fund Pro Forma Combined*
Class A Shares
Net asset value	10,415,680.21	—	79,903.35	10,495,583.56
Shares outstanding	1,739,969.280	—	13,339.457	1,753,308.737
Net asset value per share	5.99	—	—	5.99

Class B Shares
Net asset value	2,364,069.11	—	—	2,364,069.11
Shares outstanding	393,955.712	—	—	393,955.712
Net asset value per share	6.00	—	—	6.00

Class C Shares
Net asset value	2,871,378.74	—	—	2,871,378.74
Shares outstanding	481,561.203	—	—	481,561.203
Net asset value per share	5.96	—	—	5.96

Class R Shares
Net asset value	79,903.35	—	(79,903.35)	—
Shares outstanding	13,383.778	—	(13,383.778)	—
Net asset value per share	5.97	—	—	—

Fiduciary Class Shares
Net asset value	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

———————

*

Assumes the Reorganization was consummated on January 20, 2009 and is for information purposes only. Class A, B, C and Fiduciary shares will be offered after the Closing.

	Geneva Growth Fund	HighMark Geneva Growth Fund	Pro Forma Adjustments	HighMark Geneva Growth Fund Pro Forma Combined*
Class A Shares
Net asset value	121,979,987.49	—	663,756.13	122,643,743.62
Shares outstanding	10,468,802.497	—	56,974.775	10,525,777.272
Net asset value per share	11.65	—	—	11.65

Class B Shares
Net asset value	6,570,311.34	—	—	6,570,311.34
Shares outstanding	608,957.179	—	—	608,957.179
Net asset value per share	10.79	—	—	10.79

Class C Shares
Net asset value	11,448,455.15	—	—	11,448,455.15
Shares outstanding	1,048,181.911	—	—	1,048,181.911
Net asset value per share	10.92	—	—	10.92

Class R Shares
Net asset value	663,756.13	—	(663,756.13)	—
Shares outstanding	57,925.018	—	(57,925.018)	—
Net asset value per share	11.46	—	—	—

Fiduciary Class Shares
Net asset value	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

———————

*

Assumes the Reorganization was consummated on January 20, 2009 and is for information purposes only. Class A, B, C and Fiduciary shares will be offered after the Closing.

	NYSE Arca Tech 100 Index Fund	HighMark NYSE Arca Tech 100 Index Fund	Pro Forma Adjustments	HighMark NYSE Arca Tech 100 Index Fund Pro Forma Combined*
Class A Shares
Net asset value	131,209,004.99	—	429,624.81	131,638,629.80
Shares outstanding	7,901,622.974	—	25,865.431	7,927,488.405
Net asset value per share	16.61	—	—	16.61

Class B Shares
Net asset value	14,006,754.64	—	—	14,006,754.64
Shares outstanding	916,482.164	—	—	916,482.164
Net asset value per share	15.28	—	—	15.28

Class C Shares
Net asset value	10,565,485.79	—	—	10,565,485.79
Shares outstanding	679,027.854	—	—	679,027.854
Net asset value per share	15.56	—	—	15.56

Class R Shares
Net asset value	429,624.81	—	(429,624.81)	—
Shares outstanding	26,300.580	—	(26,300.580)	—
Net asset value per share	16.34	—	—	—

Fiduciary Class Shares
Net asset value	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

Class F Shares**
Net asset value	6,277,114.33	—	—	6,277,114.33
Shares outstanding	373,266.040	—	—	373,266.040
Net asset value per share	16.82	—	—	16.82

———————

*

Assumes the Reorganization was consummated on January 20, 2009 and is for information purposes only. Class A, B, C and Fiduciary shares will be offered after the Closing.

**

The NYSE Arca Tech 100 Index Fund no longer offers Class F shares and has no Class F shares issued or outstanding as of and since the Record Date.

	Wisconsin Tax- Exempt Fund	HighMark Wisconsin Tax- Exempt Fund	Pro Forma Adjustments	HighMark Wisconsin Tax-Exempt Fund Pro Forma Combined*
Class A Shares
Net asset value	146,471,204.80	—	—	146,471,204.80
Shares outstanding	14,653,049.638	—	—	14,653,049.638
Net asset value per share	10.00	—	—	10.00

Class B Shares
Net asset value	3,152,342.12	—	—	3,152,342.12
Shares outstanding	315,764.054	—	—	315,764.054
Net asset value per share	9.98	—	—	9.98

Class C Shares
Net asset value	5,949,988.93	—	—	5,949,988.93
Shares outstanding	595,992.801	—	—	595,992.801
Net asset value per share	9.98	—	—	9.98

Fiduciary Class Shares
Net asset value	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

———————

*

Assumes the Reorganization was consummated on January 20, 2009 and is for information purposes only. Class A, B, C and Fiduciary shares will be offered after the Closing.

The capitalization of the Acquired Funds, and consequently the pro forma capitalization of the Acquiring Funds, is likely to be different at the effective time of the Reorganizations as a result of market movements and daily share purchase and redemption activity, as well as the effects of other ongoing operations of the Acquired Funds prior to the completion of the Reorganizations.

III. INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

Acquiring Fund Investment Objectives and Principal Investment Strategies.

No fund is a complete investment program. Each Acquired Fund pursues substantially the same investment objectives as its corresponding Acquiring Fund. The investment objectives or goals of the Acquiring Funds and the investment policies of the Acquiring Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the Acquiring Funds’ Statement of Additional Information. Additional information regarding the Acquiring Funds can be found in the Acquiring Funds’ Statement of Additional Information relating to this Prospectus/Proxy Statement and Appendix C – Information Applicable to the Acquiring Funds.

HighMark Equity Income Fund (the “Fund” for purposes of this subsection only).

The Fund seeks a total return from income and capital appreciation. To pursue this goal, the Fund seeks to invest in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects that of the Russell 1000 Value Index (the “investable universe”). The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield – highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its assets, including any borrowing for investment purposes, in equity securities.

Under normal circumstances, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, ADRs, index futures contracts and index options, including options on futures contracts.

The Fund also may invest in exchange-traded funds and in options on exchange-traded funds. From time to time, the sub-adviser may elect to invest more than 25% of the Fund’s assets in common stocks of companies which operate in the financial services sector.

For a discussion of the principal and other risks of investing in the Fund, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds -- Principal Investment Risks” and Appendix C – Information Applicable to the Acquiring Funds.

HighMark Geneva Growth Fund (the “Fund” for purposes of this subsection only).

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to invest under normal market conditions in publicly traded common stocks that the sub-adviser believes demonstrate, at the time of the stock’s purchase, strong growth characteristics. The Fund’s investment focus is on U.S. companies whose market values are within the market capitalization range of approximately $1 billion to $10 billion at time of purchase, although the Fund may invest in companies outside this range.

In selecting growth stocks for the Fund, the sub-adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The sub-adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The sub-adviser also seeks to screen out high risk ideas, such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that have less than three years of operating history or do not have earnings. The sub-adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry, and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Fund. The sub-adviser also seeks industry diversification in its investment approach and seeks to invest in companies that it believes have leading positions in industries that offer growth potential. While it may not always do so, the sub-adviser generally will sell some or all of a company’s stock if: (a) the sub-adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the sub-adviser’s proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Fund’s total assets or (d) more than 25% of the Fund’s total assets are invested in a single industry.

For a discussion of the principal and other risks of investing in the Fund, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds -- Principal Investment Risks” and Appendix C – Information Applicable to the Acquiring Funds.

HighMark NYSE Arca Tech 100 Index Fund (the “Fund” for purposes of this subsection only).

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to have a total return, before deducting operating expenses, that tracks the total return of the NYSE Arca Tech 100 Index. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business.

To pursue its principal investment strategy, the Fund under normal market conditions invests primarily in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal market conditions maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e. up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund will invest more than 25% of its total assets in securities of companies in the technology sector.

From time to time, under normal market conditions, up to 5% of the Fund’s assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the Nasdaq 100 Index. Subject to regulatory limitations, the Fund may also invest in exchange-traded funds that are based on the Nasdaq 100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such exchange-traded funds.

For a discussion of the principal and other risks of investing in the Fund, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds -- Principal Investment Risks” and Appendix C – Information Applicable to the Acquiring Funds.

HighMark Wisconsin Tax-Exempt Fund (the “Fund” for purposes of this subsection only).

The Fund seeks to provide investors with a high level of current income that is exempt from U.S. federal income tax and Wisconsin personal income tax. To pursue its goal, the Fund invests primarily in municipal bonds and other debt securities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax. Under normal market conditions, the Fund invests primarily in municipal bonds issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that is exempt, from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and public authorities, and certain other governmental issuers).

As a matter of fundamental policy, under normal market conditions, the Fund invests its assets so that at least 80% of the income earned on those investments will be exempt, in the opinion of bond counsel to the issuer, from federal income tax and Wisconsin personal income tax and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as “tax exempt obligations”. Tax exempt obligations may be either general obligation bonds or revenue bonds. General obligation bonds normally are secured by the full faith and credit of an agency with taxing power. The taxing authority makes interest and principal payments on these bonds from its general unrestricted revenues. The issuer of a revenue bond, on the other hand, makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. An issuer may also sometimes issue short term notes in anticipation of its sale of bonds, collection of taxes or receipt of other revenue (anticipation notes).

Only limited categories of tax exempt obligations are exempt from Wisconsin personal income tax. These include:

•

Higher education bonds issued by the State of Wisconsin

•

Public housing bonds issued by Wisconsin municipal housing authorities

•

Development/Redevelopment bonds issued by Wisconsin municipal development authorities

•

Certain bonds issued by the Wisconsin Housing and Economic Development Authority

•

Wisconsin Housing Finance Authority Bonds

•

Certain general obligation bonds issued by the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam

•

Certain public housing agency bonds issued by agencies located outside of Wisconsin

Because of these limited categories of double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin. When the sub-adviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the sub-adviser believes would be good investments for the Fund, the sub-adviser may invest more than 25% of the Fund’s assets in debt obligations issued by or on behalf of Puerto Rico, Guam or the U.S. Virgin Islands and their municipalities and other political subdivisions and public authorities. The income from such securities is exempt from federal and Wisconsin personal income taxes. Under certain circumstances, tax exempt obligations held in the Fund may be subject to the alternative minimum tax.

The Fund invests primarily in tax exempt obligations that are rated investment grade at the time of purchase (i.e., rated “Baa” or higher by Moody’s or “BBB-” or higher by S&P) or that are unrated but that the sub-adviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

The Fund may invest up to 20% of its assets in tax exempt obligations that are rated below investment grade (but not rated below “B” by Moody’s or S&P) and in unrated bonds that the sub-adviser determines, at the time of purchase, to be of comparable quality. These below investment grade obligations (sometimes referred to as junk bonds) carry a higher risk of nonpayment and tend to fluctuate more in market price than higher rated obligations.

It is possible that, after the Fund purchases a tax exempt obligation that meets its credit quality standards, Moody’s or S&P may downgrade the obligation, or the sub-adviser may reassess its view of the issuer’s credit quality. The sub-adviser will consider such an event in determining whether the Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of the Fund’s total assets to be invested in tax exempt obligations that do not meet the Fund’s minimum credit standards, then the sub-adviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund’s total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the sub-adviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower’s payment obligations). The sub-adviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

For a discussion of the principal and other risks of investing in the Fund, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds -- Principal Investment Risks” and Appendix C – Information Applicable to the Acquiring Funds.

Additional Information.

Additional information applicable to the Acquiring Funds is located in Appendix C – Information Applicable to the Acquiring Funds.

Information about the Acquired Funds.

Information about each of the Acquired Funds is incorporated by reference from the Acquired Funds’ prospectus and Statement of Additional Information, both dated March 1, ~~2008,~~  2009, as may be supplemented from time to time, which are available upon request without charge by calling 1-800-826-4600. A copy of the Acquired Funds’ prospectus may also be obtained by visiting North Track’s website at www.northtrackfunds.com. The Acquired Funds’ prospectus and Statement of Additional Information are also available on the Commission’s website at www.sec.gov.

THE BOARD OF DIRECTORS OF NORTH TRACK UNANIMOUSLY RECOMMENDS APPROVAL OF EACH OF THE AGREEMENTS AND PLANS OF REORGANIZATION.

IV. VOTING INFORMATION

Required Vote for the Proposals.

Stockholders of all share classes of an Acquired Fund will vote together as a single class on the proposal to approve the Reorganization with respect to such Acquired Fund. Approval of a Reorganization with respect to an Acquired Fund requires the affirmative vote of more than 50% of the outstanding shares of such Acquired Fund. A vote of shareholders of the Acquiring Funds is not needed to approve the Reorganizations.

The closing of any Reorganization (the “Closing”) is contingent upon all of the Reorganizations being approved subject to certain exceptions. If any of the Reorganizations are not consummated upon the Closing, the Board of Directors of North Track may consider possible alternative arrangements in the best interests of each Acquired Fund for which a Reorganization was not consummated and its stockholders. The Closing is scheduled to occur on or around June 8, 2009 or such later date as the parties may agree the (“Closing Date”).

Voting Information.

The Board of Directors of North Track has fixed the close of business on March 26, 2009 as the record date for the determination of stockholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Information about Proxies and the Conduct of the Meeting.

Solicitation of Proxies.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Funds or by employees or agents of Ziegler and its affiliated companies. In addition, Issuer Direct, 201 Shannon Oaks Circle, Suite 105, Cary, NC 27511, has been engaged to assist in the solicitation of proxies, at an estimated cost of $52,500. In all cases where a telephonic proxy is solicited, Issuer Direct representative(s) are required to confirm each stockholder’s information by asking for any combination of the following; full name, address, zip code, employer identification number, ID number from the proxy card as well as a confirmation the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail. If the stockholder is a corporation or other entity, Issuer Direct representative(s) are required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Issuer Direct, then Issuer Direct representative(s) may explain the voting process, read the proposals listed on the proxy card, and ask for the stockholder’s instructions on each proposal. Although Issuer Direct representative(s) are permitted to answer questions about the process, he or she is not permitted to recommend to the stockholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement. The telephone solicitor will record the stockholder’s voting instructions on the card and provide an option to the shareholder to receive such voted instructions in the mail as confirmation of his or her vote.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless North Track has received contrary instructions. If you share an address with another shareholder, but wish to receive a separate copy of this Proxy Statement/Prospectus, please call 1-800-826-4600 and North Track will promptly send you a separate copy.

Voting Process.

Stockholders can vote in any one of the following ways:

a.

By mail, by completing and returning the enclosed proxy card;

b.

In person at the Meeting;

c.

By internet, by voting through a secure proxy internet site provided by a third party (provided on your proxy card, https://www.iproxydirect.com); and

d.

By automated telephone service, by calling the toll-free number provided on your proxy card (1-866-752-VOTE (8683)).

Stockholders of the Acquired Funds are entitled to cast one vote for each share owned on the record date and a proportionate fractional vote for each fractional share owned on the record date. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Costs.

The total costs of the Reorganizations and Other Reorganizations are estimated to be approximately $2.2 million. None of the Acquired Funds or the Acquiring Funds will bear the costs of the Reorganizations or the Other Reorganizations. HighMark Capital and Ziegler will be sharing the costs of the Reorganizations and the Other Reorganizations.

Quorum and Method of Tabulation.

All properly executed proxies received in time for the Meeting will be voted as specified in the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. A stockholder can revoke a proxy by sending a signed, written letter of revocation to the Secretary of North Track, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

One third of the shares entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the stockholders of an Acquired Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of a negative vote on the applicable Proposal. “Broker non-votes” are shares held by brokers or nominees for which the brokers or nominees have executed proxies as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Distributors’ Addresses.

The address of the Acquired Funds’ distributor is B.C. Ziegler and Company, 200 South Wacker Drive, Suite 2000, Chicago, IL 60606. The address of the Acquiring Funds’ distributor is HighMark Funds Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

Share Ownership.

As of March [●], 2009, the number of issued and outstanding voting shares of each Acquired Fund was as follows:

Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
Equity Income Fund	[ ]	[ ]	[ ]	[ ]

Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
Geneva Growth Fund	[ ]	[ ]	[ ]	[ ]

Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
NYSE Arca Tech 100 Index Fund	[ ]	[ ]	[ ]	[ ]

Number of shares issued and outstanding by class
	Class A	Class B	Class C
Wisconsin Tax-Exempt Fund	[ ]	[ ]	[ ]

No shares of the Acquiring Funds are issued and outstanding as of the date of this Prospectus/Proxy Statement.

As of March [●], 2009, each Acquired Fund believes that, as a group, the Directors and officers, as the case may be, of North Track owned less than one percent of shares of any class of any Acquired Fund. The Acquired Funds have informed HighMark that as of March [●], 2009, the following stockholders owned, beneficially or of record, five percent or more of the outstanding shares of any class of an Acquired Fund:

North Track Equity Income Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Equity Income Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Equity Income Fund – Class B Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class B Shares of HighMark Equity Income Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Equity Income Fund – Class C Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark Equity Income Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Equity Income Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Equity Income Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Geneva Growth Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Geneva Growth Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Geneva Growth Fund – Class B Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class B Shares of HighMark Geneva Growth Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Geneva Growth Fund – Class C Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark Geneva Growth Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Geneva Growth Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Geneva Growth Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track NYSE Arca Tech 100 Index Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark NYSE Arca Tech 100 Index Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track NYSE Arca Tech 100 Index Fund – Class B Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class B Shares of HighMark NYSE Arca Tech 100 Index Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track NYSE Arca Tech 100 Index Fund – Class C Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark NYSE Arca Tech 100 Index Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track NYSE Arca Tech 100 Index Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark NYSE Arca Tech 100 Index Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Wisconsin Tax-Exempt Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Wisconsin Tax-Exempt Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Wisconsin Tax-Exempt Fund – Class B Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class B Shares of HighMark Wisconsin Tax-Exempt Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

North Track Wisconsin Tax-Exempt Fund – Class C Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark HighMark Wisconsin Tax- Exempt Fund Owned Upon Consummation of the Reorganization*
[ ]	[ ]	[ ]%		[ ]%

[ ]	[ ]	[ ]%		[ ]%

———————

*

Percentage owned assuming completion of the Reorganization on March [●], 2009.

Adjournments; Other Business.

If an Acquired Fund has not received enough votes by the time of the Meeting to approve the applicable Proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times with respect to such Acquired Fund to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of an Acquired Fund that are present in person or by proxy, whether or not a quorum is present. With respect to any such adjournment or any other procedural matter, the persons named as proxies will vote at their discretion so as to facilitate the approval of each Proposal. They will vote against any such adjournment any proxy that directs them to vote against the applicable Proposal. They will not vote any proxy that directs them to abstain from voting on such Proposal. Broker non-votes, if any, will be considered not to have any effect on a vote for an adjournment.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Funds intends to present or knows that others will present with respect to the Acquired Funds are the Proposals. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of North Track has previously received written contrary instructions from the stockholder entitled to vote the shares.

Date for Receipt of Stockholders’ Proposals for Subsequent Meetings of Stockholders

North Track’s Articles of Incorporation do not provide for annual meetings of stockholders, and the North Track does not currently intend to hold such a meeting in 2009. Stockholder proposals for inclusion in the proxy statement for any subsequent meeting must be received by North Track a reasonable period of time prior to the printing and sending of proxy materials.

V. INTERESTS OF CERTAIN PERSONS IN THE REORGANIZATIONS

HighMark Capital may be deemed to have an interest in the Reorganizations because it will provide investment advisory and administrative services to the Acquiring Funds and receives fees and other benefits from those arrangements. Future growth of assets of HighMark can be expected to increase the total amount of fees payable to HighMark Capital and to reduce the amount of fees required to be waived to maintain total fees of the investment portfolios of HighMark at agreed upon levels. HighMark Capital and certain affiliates of HighMark Capital receive distribution and/or shareholder servicing fees from HighMark pursuant to agreements between HighMark and such affiliates that relate to HighMark’s distribution plans and shareholder services plans for Class A and Class C shares and shareholder services plan for Fiduciary shares. In addition, Union Bank, N.A., the parent company of HighMark Capital, serves as custodian and securities lending agent to HighMark and receives fees and other benefits from those arrangements. Future growth of assets of HighMark can be expected to increase the total amount of fees payable to Union Bank, N.A. and HighMark Capital’s other affiliates. Ziegler may also be deemed to have an interest in the Reorganizations. In addition to the payments that HighMark Capital will be making to Ziegler described under “Question 4 – What will be the roles of HighMark Capital, Ziegler and Geneva following the proposed Reorganizations?,” Ziegler will receive a one-time payment from HighMark Capital at the Closing, and HighMark Capital has agreed to make certain yearly payments, out of its own resources, to Ziegler. The payments will consist of a fee from HighMark Capital of up to 0.40% of the value of the shareholdings, measured annually, in the Acquiring Funds and the Operating Funds (as defined below) of accounts that are held of record by Ziegler as of the Closing and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Closing; a fee of 0.10% of the net asset value, measured annually, of the Acquiring Funds plus 0.10% of the value of the shareholdings, measured annually, in the Operating Funds of accounts that are held of record by Ziegler as of the Closing and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Closing; and a fee of 0.10% of the value of the shareholdings, measured annually, in all series of HighMark Funds other than series of HighMark Funds sub-advised by Ziegler of accounts that are held of record by Ziegler as of the applicable measurement date, which fee is to be paid each year as of the anniversary of the Closing. The “Operating Funds” shall be HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund. For additional information regarding the investment advisory agreement and investment sub-advisory agreements, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement.

VI. INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Additional information about the Acquiring Funds is included in the Acquiring Funds’ Statement of Additional Information dated [●], 2009, relating to this Prospectus/Proxy Statement, which has been filed with the Commission under the Securities Act of 1933. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge by calling 1-800-826-4600.

Proxy material, reports, proxy and information statements, registration statements and other information filed by HighMark and the Acquiring Funds can be inspected and copied at the Commission’s public reference facilities located at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 33 Arch Street, 23rd Floor, Boston, MA 02110; 801 Brickell Avenue, Suite 1800, Miami, FL 33131; 1801 California Street, Suite 4800, Denver, CO 80202; 801 Cherry Street, 19(th) Floor, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11(th) Floor, Los Angeles, CA 90036; 44 Montgomery Street, Suite 2600, San Francisco, CA 94104; 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604; and The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [●], 2009, by and among HighMark Funds, a Massachusetts business trust (the “Acquiring Trust”), on behalf of [____] (the “Acquiring Fund”), and North Track Funds, Inc., a Maryland corporation (the “Acquired Corporation”), on behalf of [___] (the “Acquired Fund”), and, for purposes of Sections 9.2, 9.3 and 10.2 only, Ziegler Capital Management, LLC (“Ziegler”), and for purposes of Sections 9.2 and 10.2 only, HighMark Capital Management, Inc. (“HighMark Capital”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for Class A shares (“Class A Acquisition Shares”), Class B Shares (“Class B Acquisition Shares”) and Class C shares (“Class C Acquisition Shares” and, together with the Class A Acquisition Shares and the Class B Acquisition Shares, the “Acquiring Fund Shares”) of beneficial interest, no par value per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the identified liabilities (as hereinafter defined) of the Acquired Fund; and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Class A Acquisition Shares to the Class A [and Class R stockholders] of the Acquired Fund pro rata [within each such class], the Class B Acquisition Shares pro rata to the Class B stockholders of the Acquired Fund and the Class C Acquisition Shares pro rata to the Class C stockholders of the Acquired Fund, and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

This Agreement is intended to accomplish the complete liquidation and dissolution of the Acquired Fund in conformity with all applicable laws, including the laws of the State of Maryland, the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Corporation’s articles of incorporation and by-laws.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a separate series of an open-end, registered investment company of the management type;

WHEREAS, the board of trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the identified liabilities of the Acquired Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein; and

WHEREAS, the board of directors of the Acquired Corporation has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the identified liabilities of the Acquired Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquired Fund and of each class of stockholders of the Acquired Fund and that the interests of the Acquired Fund’s existing stockholders will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1

Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)

The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)

The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund (1) the number of Class A Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class A [and Class R] shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4 (the “Class A [and R Share] Net Asset Value”), by (B) the net asset value of one Class A Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, (2) the number of Class B Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class B shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (B) the net asset value of one Class B Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (3) the number of Class C Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class C shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (B) the net asset value of one Class C Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume (1) those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date (as defined in Section 2.4), in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied (from the prior audited period) and (2) such other liabilities, expenses, costs and charges incurred by the Acquired Fund from the Valuation Date through the Closing Date of a type and in an amount which is consistent with the Acquired Fund’s ordinary course of business ((1) and (2), collectively, the “identified liabilities”). The Acquiring Fund shall assume only the identified liabilities and shall not assume any other liabilities of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Acquired Fund. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its respective stockholders of record as of the Closing Date the Acquiring Fund Shares received by it. Each Class A stockholder of the Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares equal to the total of (i) the number of Class A shares of the Acquired Fund (the “Class A Acquired Fund Shares”) held by such stockholder divided by the number of such Class A Acquired Fund Shares outstanding on such date multiplied by (ii) the total “number of Class A Acquisition Shares distributable to Class A stockholders of the Acquired Fund” (defined below). Each Class B stockholder of the Acquired Fund shall be entitled to receive that number of Class B Acquisition Shares equal to the total of (i) the number of Class B shares of the Acquired Fund (the “Class B Acquired Fund Shares”) held by such stockholder divided by the number of such Class B Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Class B Acquisition Shares. Each Class C stockholder of the Acquired Fund shall be entitled to receive that number of Class C Acquisition Shares equal to the total of (i) the number of Class C shares of the Acquired Fund (the “Class C Acquired Fund Shares”) held by such stockholder divided by the number of such Class C Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Class C Acquisition Shares. [Each Class R stockholder of the Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares equal to the total of (i) the number of Class R shares of the Acquired Fund (the “Class R Acquired Fund Shares,” and together with the Class A Acquired Fund Shares, the Class B Acquired Fund Shares and the Class C Acquired Fund Shares, the “Acquired Fund Shares”) held by such stockholder divided by the number of such Class R Acquired Fund Shares outstanding on such date multiplied by (ii) the total “number of Class A Acquisition Shares distributable to Class R stockholders of the Acquired Fund” (defined below).] The “number of Class A Acquisition Shares distributable to Class A stockholders of the Acquired Fund” shall be determined by multiplying (i) the total number of Class A Acquisition Shares by (ii) the fraction of the Class A [and R] Share Net Asset Value represented by the amount of the assets of the

Acquired Fund attributable to its Class A shares, less the amount of the liabilities of the Acquired Fund attributable to such shares. [The “number of Class A Acquisition Shares distributable to Class R stockholders of the Acquired Fund” shall be determined by multiplying (i) the total number of Class A Acquisition Shares by (ii) the fraction of the Class A and R Share Net Asset Value represented by the amount of the assets of the Acquired Fund attributable to its Class R shares, less the amount of the liabilities of the Acquired Fund attributable to such shares.]

1.2

The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute (i) to its Class A [and Class R stockholders] of record the Class A Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1, (ii) to its Class B stockholders of record the Class B Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1 and (iii) to its Class C stockholders of record the Class C Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund stockholders and representing the respective number of the Acquiring Fund Shares due to such stockholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4

With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund stockholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such stockholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund stockholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, such stockholder has executed an affidavit of loss in a form reasonably acceptable to the Acquired Fund and the Acquiring Fund.

1.5

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. As promptly as practicable after the liquidation of the Acquired Fund and the liquidation of all other outstanding series of shares of the Acquired Corporation, the Acquired Corporation shall be dissolved pursuant to the provisions of the Acquired Corporation’s articles of incorporation and bylaws, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.6

Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Corporation or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Corporation or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.

VALUATION.

2.1

On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares (including fractional shares, if any) determined as provided in Section 1.

2.2

The value of the Acquired Fund’s net assets will be computed as of the Valuation Date, using the valuation procedures for the Acquiring Fund set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund’s then current prospectus or prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Valuation Procedures”).

2.3

The net asset value of a Class A Acquisition Share, Class B Acquisition Share or Class C Acquisition Share shall be the net asset value per Class A, Class B or Class C share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund Prospectus and the Acquiring Fund’s Valuation Procedures.

2.4

The Valuation Date shall be 4:00 p.m. Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund Shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5

The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation the Class A Acquisition Shares received by it hereunder to its Class A [and Class R] stockholders as contemplated by Section 1.1, the Class B Acquisition Shares received by it hereunder to its Class B stockholders as contemplated by Section 1.1 and the Class C Acquisition Shares received by it hereunder to its Class C stockholders as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Trust’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund stockholders in accordance with written instructions furnished by the Acquired Fund.

2.6

The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7

All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund Prospectus and the Acquiring Fund’s Valuation Procedures.

3.

CLOSING AND CLOSING DATE.

3.1

The Closing shall occur immediately prior to the closing of the Asset Purchase Agreement by and among HighMark Capital Management, Inc., Ziegler Capital Management, LLC and The Ziegler Companies, Inc. dated as of February [●], 2009. The Closing Date shall be the date of the Closing, or such other date as the parties may agree. The Closing shall be held at the offices of Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111, at 9:00 a.m. Eastern Time or at such other time and/or place as the parties may agree.

3.2

The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to Union Bank, N.A., as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “Union Bank, N.A., custodian for [Acquiring Fund].”

3.3

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date agreed to by the parties hereto; provided that if trading shall not be fully resumed and reporting restored within three business days after the Valuation Date, this Agreement may be terminated by the Acquiring Fund or the Acquired Fund upon the giving of written notice to the other parties.

3.4

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund stockholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund stockholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Corporation on behalf of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited pro rata within each class of shares to open accounts in the names of Acquired Fund stockholders as provided in Section 1.3.

3.5

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.

REPRESENTATIONS AND WARRANTIES.

4.1

Representations and Warranties of the Acquired Corporation, on behalf of the Acquired Fund.

The Acquired Corporation, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquired Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Corporation is not required to qualify as a foreign corporation in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquired Fund. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquired Corporation is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquired Fund is a separate series of the Acquired Corporation duly constituted in accordance with the articles of incorporation of the Acquired Corporation and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(c)

The Acquired Fund is not in violation in any material respect of any provisions of the Acquired Corporation’s articles of incorporation or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Acquired Corporation or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(f)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Corporation or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquired Corporation nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and neither the Acquired Corporation nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)

The statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal year ended October 31, 2008, audited by Deloitte & Touche LLP, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with GAAP consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since October 31, 2008. Prior to the Closing Date, the Acquired Fund will endeavor to quantify and reflect on its statement of assets and liabilities all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2008, whether or not incurred in the ordinary course of business.

(h)

Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business).

(i)

As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable shall have been timely paid. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement. All of the Acquired Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Acquired Corporation’s or the Acquired Fund’s knowledge, the Acquired Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)

The Acquired Fund has met the requirements of subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date, treating the Closing Date as the close of its tax year if the year does not otherwise close on such date. The Acquired Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) except as accrued on the Acquired Fund’s books. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(k)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized stock of the Acquired Corporation consists of 10 billion shares of common stock, $0.001 par value. The authorized stock of the Acquired Fund consists of [__] shares of common stock, $0.001 par value, divided into [____], each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4[; provided, however, that no Class [_] shares of the Acquired Fund shall be outstanding as of the Record Date (defined below)]. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding. For purposes of this Agreement, “Record Date” shall mean the date for determining those stockholders of the Acquired Fund entitled to notice of, and to vote at, the special meeting of Acquired Fund stockholders called for the purpose of approving this Agreement.

(m)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)

The execution, delivery and performance of this Agreement have been duly authorized by the board of directors of the Acquired Corporation and by all other necessary corporate action on the part of the Acquired Corporation and the Acquired Fund, other than stockholder approval as required by Section 8.1 hereof, and subject to such stockholder approval, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)

The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund stockholders as provided in Section 1.1(c).

(p)

The information relating to the Acquired Corporation and the Acquired Fund furnished by the Acquired Corporation and the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(q)

As of the date of this Agreement, the Acquired Corporation and the Acquired Fund have provided the Acquiring Fund with information relating to the Acquired Corporation and the Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act in connection with the meeting of stockholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of stockholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Corporation or the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(r)

There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus, the registration statement or the Acquired Corporation’s Registration Statement on Form N-1A currently in effect.

(s)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(t)

As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, including such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the audited schedule of its portfolio investments as of October 31, 2008, referred to in Section 4.1(g) hereof, as supplemented with such changes as the Acquired Fund shall make after October 31, 2008, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(u)

The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(v)

To the best of the Acquired Corporation’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

(w)

Neither the Acquired Corporation, on behalf of the Acquired Fund, nor the Acquired Fund has any material contracts or other commitments (other than this Agreement, agreements for the purchase and sale of securities or other permitted investments[, the License Agreement dated April 28, 2006 by and between the Acquired Corporation and Archipelago Holdings, Inc.] and those contracts listed in Schedule 4.1(w)) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund). [NOTE: Bracketed text for NYSE Arca Tech 100 Index Fund.]

4.2

Representations and Warranties of the Acquiring Trust, on behalf of the and the Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund will prior to the Closing Date have all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquiring Trust is duly registered under the 1940 Act, as a management company of the open-end type, and as of the Closing Date the issued and outstanding shares of the Acquiring Fund will have been duly registered under the 1933 Act, and such registrations will not have been revoked or rescinded and will be in full force and effect. As of the Closing Date, the Acquiring Fund will be a separate series of the Acquiring Corporation duly constituted in accordance with the declaration of trust of the Acquiring Trust and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(c)

The Acquiring Fund is not in violation in any material respect of any provisions of the Acquiring Trust’s declaration of trust or code of regulations or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

As of the Closing Date, the Acquiring Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Trust or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Trust or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings, and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)

Other than any assets and liabilities of the Acquiring Fund relating to the investment by the initial shareholder of the Acquiring Fund, which investment shall not exceed $400, the Acquiring Fund has no assets or known liabilities, contingent or otherwise.

(g)

The Acquiring Fund is being established in order to effect the transactions described in this Agreement. It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and until such time will take all steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.

(h)

The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the outstanding shares of beneficial interest in the Acquiring Fund will be divided into Class A shares, Class B shares, Class C shares and Fiduciary shares, each having the characteristics described in the Acquiring Fund Prospectus effective at such time. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(i)

The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Trust and by all other necessary trust action on the part of the Acquiring Trust and the Acquiring Fund, and constitute the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(j)

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(k)

The information relating to the Acquiring Trust and the Acquiring Fund furnished by the Acquiring Trust and the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(l)

As of the effective date of the Registration Statement, the date of the meeting of stockholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Trust and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)

There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus, the Registration Statement or the Acquiring Corporation’s registration statement on Form N-1A currently in effect.

(n)

The books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws.

5.

COVENANTS OF THE PARTIES.

5.1

The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and distributions, and, with respect to the Acquiring Fund, such ordinary course of business will include holding the initial investment of the initial shareholder of the Acquiring Fund.

5.2

The Acquired Corporation will call a meeting of the Acquired Fund stockholders to be held prior to the Closing Date to consider and act upon this Agreement, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required stockholder approval of the transactions contemplated hereby.

5.3

In connection with the Acquired Fund stockholders’ meeting referred to in Section 5.2, the Acquiring Trust, with the assistance of the Acquired Corporation, will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund stockholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Acquired Corporation and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

5.5

Subject to the provisions of this Agreement, the Acquired Corporation, the Acquiring Trust, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6

As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Corporation or the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Corporation’s President and Treasurer.

5.7

The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8

The Acquired Corporation and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Acquired Corporation’s articles of incorporation and bylaws in accordance with applicable law, and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

6.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Acquired Corporation’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied by it under this Agreement at or prior to the Closing Date.

6.2

The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, and a certificate of the Acquired Corporation’s President (or any Vice President) and Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since October 31, 2008 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3

The assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund may not properly acquire, including by reason of limitations contained in the 1940 Act, the Acquiring Trust’s declaration of trust or of investment restrictions disclosed in the Acquiring Fund Prospectus in effect on the Closing Date.

6.4

All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.5

The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Corporation, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.6

Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s stockholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt investment income and all of its net capital gain, in each case for its taxable year ended October 31, 2008 and the period beginning on November 1, 2008 and ending on the Closing Date.

6.7

The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.8

The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such stockholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

6.9

All of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or Blue Sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

6.10

(1) All the agreements and plans of reorganization dated as of [●], 2009, relating to the reorganization of each other series of the Acquired Corporation listed on Exhibit A hereto into the corresponding series of the Acquiring Trust listed on Exhibit A hereto shall have been approved by the stockholders of the applicable series of the Acquired Corporation, in each case, in the manner required by the Acquired Corporation’s articles of incorporation, bylaws and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the reorganizations of each other series of the Acquired Corporation listed on Exhibit A hereto into the corresponding series of the Acquiring Trust listed on Exhibit A hereto shall have been satisfied or waived by the applicable party such that such reorganizations shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund[, provided that if, pursuant to Section 11.5 of the Agreement and Plan of Reorganization by and between the Acquiring Trust, on behalf of North Track Wisconsin Tax-Exempt Fund, the Acquired Corporation, on behalf of HighMark Wisconsin Tax-Exempt Fund, Ziegler and HighMark Capital Management, Inc. dated as of [●], 2009, the reorganization of North Track Wisconsin Tax-Exempt Fund into HighMark Wisconsin Tax-Exempt Fund does not occur, then, such reorganization shall be excluded for all purposes of this Section 6.10] [NOTE: Language not included for WI Tax-Exempt Fund A&P].

6.11

The Acquiring Fund shall have received a favorable opinion of Quarles & Brady, LLP (“Quarles & Brady”), counsel to the Acquired Corporation for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Quarles & Brady appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, which opinion shall rely on a separate opinion of local counsel to the extent it relates to the laws of the state of Maryland, substantially to the following effect:

(a)

The Acquired Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has all corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the articles of incorporation and bylaws of the Acquired Corporation and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquired Corporation, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Corporation and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

Assuming that a consideration thereof of not less than the net asset value, and the par value, thereof has been paid, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and nonassessable.

(d)

The Acquired Fund has the entity power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have taken all legal action necessary to have duly transferred such assets to the Acquiring Fund.

(e)

The execution and delivery of this Agreement by the Acquired Corporation, on behalf of the Acquired Fund, did not, and the performance by the Acquired Corporation and the Acquired Fund of their obligations hereunder will not, violate the Acquired Corporation’s articles of incorporation or bylaws, or any provision of any Material Agreement (defined below) known to such counsel to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any Material Agreement, judgment or decree to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound. For purposes of this Section “Material Agreement” means any agreement listed as an exhibit on Part C of the Acquired Corporation’s currently effective Amendment to its Registration Statement on Form N-1A and any agreement to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound and of which such counsel has actual knowledge.

(f)

Without having made any investigation, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required of the Acquired Corporation or the Acquired Fund for the consummation by the Acquired Corporation or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained.

(g)

Without having made any investigation, such counsel does not know of any legal or governmental proceedings relating to the Acquired Corporation or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(h)

The Acquired Corporation is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

6.12

[The Acquired Corporation shall have assigned to the Acquiring Trust all of its rights, title and interest in and to that certain License Agreement, dated April 28, 2006, entered into by and between the Acquired Corporation and Archipelago Holdings, Inc. and shall have obtained all third party consents necessary to effect such assignment.] [Note: For Arca Tech 100 Index Fund only.]

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Trust’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied by it under this Agreement at or prior to the Closing Date.

7.2

The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the identified liabilities of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3

All proceedings taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.4

The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)

The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the declaration of trust and code of regulations of the Acquiring Trust and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Corporation, on behalf of the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

The Acquiring Fund has the entity power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have taken all legal action necessary to have duly assumed such liabilities.

(d)

Assuming that a consideration thereof not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and, except as set forth in the Acquiring Fund Prospectus, nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund.

(e)

The execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Trust and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Trust’s declaration of trust or code of regulations, or any provision of any Material Agreement (defined below) known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any Material Agreement, judgment or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound. For purposes of this Section “Material Agreement” means any agreement listed as an exhibit on Part C of the Acquiring Trust’s currently effective amendment to its registration statement on Form N-1A and any agreement to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound and of which such counsel has actual knowledge.

(f)

Without having made any investigation, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required of the Acquiring Trust or the Acquiring Fund for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or Blue Sky laws or such as have been obtained.

(g)

Without having made any investigation, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(h)

The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

8.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1

This Agreement shall have been approved by the stockholders of the Acquired Fund in the manner required by the Acquired Corporation’s articles of incorporation, bylaws and applicable law, and the parties shall have received reasonable evidence of each such approval.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4

The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The post-effective amendment to the registration statement of the Acquiring Trust on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.6

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

(a)

The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the identified liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to the stockholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in Section 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the

Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its stockholders in liquidation, as contemplated in Section 1 hereof.

(c)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the identified liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)

The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer.

(e)

The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund.

(f)

No gain or loss will be recognized by Acquired Fund stockholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares.

(g)

The aggregate tax basis of the Acquiring Fund Shares to be received by each stockholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor.

(h)

An Acquired Fund stockholder’s holding period for the Acquiring Fund Shares to be received will include the period during which Acquired Fund Shares exchanged therefor were held, provided that the stockholder held Acquired Fund Shares as a capital asset on the date of the exchange.

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of the Acquired Corporation and the Acquiring Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.7

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of directors of the Acquired Corporation and the board of trustees of the Acquiring Trust, if, in the judgment of the board of directors of the Acquired Corporation, such waiver will not have a material adverse effect on the interests of the stockholders of the Acquired Fund and, if, in the judgment of the board of trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.

BROKERAGE FEES AND EXPENSES.

9.1

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2

Each of Ziegler and HighMark Capital agrees that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Acquired Corporation, the Acquiring Trust, the Acquired Fund or the Acquiring Fund and that such costs and expenses will be borne by Ziegler and HighMark Capital.

9.3

Ziegler agrees to assume all liabilities of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, that are not assumed by the Acquiring Fund as identified liabilities under Section 1.1(b) of this Agreement, including but not limited to all liabilities of the Acquired Fund that arise from or relate to conduct that occurred prior to the Valuation Date and that are not reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date.

10.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2

No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.4 hereof) and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.2 or 9.3.

11.

TERMINATION.

11.1

This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2

In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)

With respect to a termination by the Acquired Fund, of a material breach by the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Fund, of a material breach by the Acquired Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquired Fund at or prior to the Closing Date;

(b)

A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)

The board of directors of the Acquired Corporation or the board of trustees of the Acquiring Trust, as applicable, has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s stockholders or the Acquiring Fund’s shareholders, as applicable.

11.3

If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2009, this Agreement shall automatically terminate on that date unless a later date is agreed to by all of the parties to this Agreement.

11.4

In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.2, 10, 11.4, 13, 14 and 15 shall survive any termination of this Agreement.

11.5

[In addition, the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because the board of trustees of the Acquiring Trust has resolved to terminate this Agreement in its sole and absolute discretion, such discretion to be exercised in good faith.] [Note: For Wisconsin Tax-Exempt Fund only.]

12.

TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.

AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Corporation (and, for purposes of amendments to Sections 9.2 and 10.2, HighMark Capital and Ziegler, and for purposes of amendments to Section 9.3 and 10.2, Ziegler); provided, however, that following the stockholders’ meeting called by the Acquired Fund pursuant to Section 5.2, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to stockholders of the Acquired Fund under this Agreement to the detriment of such stockholders without their further approval.

14.

NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Corporation, Ziegler or the Acquired Fund at 200 South Wacker Drive, Suite 2000, Chicago, IL 60606 or HighMark Capital, the Acquiring Trust or the Acquiring Fund at 350 California Street, San Francisco, CA 94104.

15.

MISCELLANEOUS.

15.1

The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust created, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Acquiring Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Trust personally, but bind only the assets of the Acquiring Trust and all persons dealing with any series of shares of the Acquiring Trust must look solely to the assets of the Acquiring Trust belonging to such series for the enforcement of any claims against the Acquiring Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

NORTH TRACK FUNDS, INC.
On behalf of [___] Fund

By:
Name:
Title:

HIGHMARK FUNDS
On behalf of [___] Fund

By:
Name:
Title:

For purposes of Sections 9.2, 9.3 and 10.2 only:

ZIEGLER CAPITAL MANAGEMENT, LLC

By:
Name:
Title:

For purposes of Sections 9.2 and 10.2 only:

HIGHMARK CAPITAL MANAGEMENT, INC.

By:
Name:
Title:

EXHIBIT A

Acquired Fund	Acquiring Fund
North Track Equity Income Fund	HighMark Equity Income Fund
North Track Geneva Growth Fund	HighMark Geneva Growth Fund
North Track NYSE Arca Tech 100 Index Fund	HighMark NYSE Arca Tech 100 Index Fund
North Track Wisconsin Tax-Exempt Fund	HighMark Wisconsin Tax-Exempt Fund

Schedule 4.1(w)

None.

APPENDIX B – COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

HIGHMARK FUND MERGERS: NORTH TRACK EQUITY INCOME FUND INTO HIGHMARK EQUITY INCOME FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not changed without a shareholder vote.

North Track Equity Income Fund	HighMark Equity Income Fund
Diversification
The Fund does not have any fundamental restrictions related to diversification.

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund does not have any fundamental restrictions related to the control of outstanding securities of an issuer.
Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

The Fund does not have any fundamental restrictions related to the liquidity of its investments.
Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Senior Securities
The Fund may not issue senior securities.

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

North Track Equity Income Fund	HighMark Equity Income Fund
Real Estate
The Fund may not buy or sell real estate, real estate limited partnerships, or oil and gas interests or leases, but the Fund may invest in real estate investment trusts.

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts and options.

The Fund may purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Underwriting

The Fund may not underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Lending

The Fund may not make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Purchasing Securities On Margin and Effecting Short Sales

The Fund may not purchase securities on margin or effect short sales of securities, except short sales “against the box” (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

The Fund does not have any fundamental restrictions related to the purchase of securities on margin or to effecting short sales.

In addition to the fundamental investment restrictions discussed above, North Track Equity Income Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

2.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark Equity Income Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

HIGHMARK FUND MERGERS: NORTH TRACK GENEVA GROWTH FUND INTO HIGHMARK GENEVA GROWTH FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not changed without a shareholder vote.

North Track Geneva Growth Fund	HighMark Geneva Growth Fund
Diversification

The Fund may not invest more than 5% of the fair market value of its assets in securities of any one issuer, except for U.S. Government securities or bank certificates of deposit and bankers’ acceptances, which may be purchased without such limitation or acquire securities of any one issuer which at the time of investment (i) represent more than 10% of the outstanding voting securities of such issuer, or (ii) have a value greater than 10% of the value of the outstanding voting securities of such issuer.

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

Concentration

The Fund may not invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may not concentrate its investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes and in connection with transactions in options, futures or futures options. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Fund will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Senior Securities
The Fund may not issue senior securities (other than the borrowings permitted above).

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Real Estate

The Fund may not buy or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, except that it may not invest more than 5% of the value of its assets in real estate investment trusts).

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

North Track Geneva Growth Fund	HighMark Geneva Growth Fund
Commodities
The Fund may not buy or sell commodities (other than futures contracts and options thereon).

The Fund may purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Underwriting

The Fund may not underwrite the securities of other issuers except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Lending

The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities subject to conditions and limitations set forth in the Statement of Additional Information. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Record
The Fund may not invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.	The Fund does not have any fundamental restrictions related to the record of the issuer.
Other Investment Companies

The Fund may not invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in securities of any particular investment company or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as part of a merger, consolidation, reorganization or acquisition of assets.

The Fund does not have any fundamental restrictions related to investment in securities of other investment companies.

In addition to the fundamental investment restrictions discussed above, North Track Geneva Growth Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest in companies for the purpose of exercising control or management.

2.

Invest in securities of other open-end investment companies (other than money market mutual funds which are subject to restrictions described above).

3.

Mortgage, hypothecate, or in any manner transfer as security for any indebtedness, any securities owned or held by the Fund, except that this restriction does not apply to borrowings permitted above.

4.

Purchase securities on margin, effect short sales of securities, write or sell put or call options, or engage in futures transactions.

5.

Purchase warrants.

6.

Invest less than 80% of its total assets in common stocks.

7.

Invest over 5% of its total assets in repurchase agreements.

8.

Invest in oil, gas or other mineral exploration or development programs, except that the Fund may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration.

9.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

10.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark Geneva Growth Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

HIGHMARK FUND MERGERS: NORTH TRACK NYSE ARCA TECH 100 INDEX FUND INTO HIGHMARK NYSE ARCA TECH 100 INDEX FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not changed without a shareholder vote.

North Track NYSE Arca Tech 100 Index Fund	HighMark NYSE Arca Tech 100 Index Fund
Diversification
The Fund does not have any fundamental restrictions related to diversification.

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund does not have any fundamental restrictions related to the control of outstanding securities of an issuer.
Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

The Fund does not have any fundamental restrictions related to the liquidity of its investments.
Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Senior Securities
The Fund may not issue senior securities.

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

North Track NYSE Arca Tech 100 Index Fund	HighMark NYSE Arca Tech 100 Index Fund
Real Estate
The Fund may not buy or sell real estate, real estate limited partnerships, or oil and gas interests or leases, but the Fund may invest in real estate investment trusts.

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts and options.

The Fund may purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Underwriting

The Fund may not underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Lending

The Fund may not make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Purchasing Securities On Margin and Effecting Short Sales

The Fund may not purchase securities on margin or effect short sales of securities, except short sales “against the box” (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

The Fund does not have any fundamental restrictions related to the purchase of securities on margin or effecting short sales.

In addition to the fundamental investment restrictions discussed above, North Track NYSE Arca Tech 100 Index Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

2.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark NYSE Arca Tech 100 Index Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

Under normal circumstances, the Fund will invest at least 80% of its assets in investments that have economic characteristics similar to equity securities contained in the underlying index.

HIGHMARK FUND MERGERS: NORTH TRACK WISCONSIN TAX-EXEMPT FUND INTO HIGHMARK WISCONSIN TAX-EXEMPT FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not changed without a shareholder vote.

North Track Wisconsin Tax-Exempt Fund	HighMark Wisconsin Tax-Exempt Fund
Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund does not have any fundamental restrictions related to the control of outstanding securities of an issuer.
Concentration

The Fund may not invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available instruments may be in limited supply, in housing, healthcare and/or utility obligations); provided that there shall be no limitation on the purchase of tax exempt obligations and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may not concentrate its investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets the Fund will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Senior Securities
The Fund may not issue senior securities.

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Real Estate
The Fund does not have any fundamental restrictions related to the purchase of real estate.

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

North Track Wisconsin Tax-Exempt Fund	HighMark Wisconsin Tax-Exempt Fund
Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts, options on futures, and options.

The Fund may purchase or sell commodities, commodities contracts, or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Underwriting

The Fund may not underwrite the securities of other issuers, except where the Fund might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Lending

The Fund may not make loans, except that it may lend its portfolio securities, as permitted under the Investment Company Act of 1940. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within seven days.

The Fund does not have any fundamental restrictions related to liquidity.
Municipal Securities
The Fund does not have any fundamental restrictions related to the purchase of municipal securities.

Under normal market conditions, at least 80% of the total assets of the Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and Wisconsin personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.

In addition to the fundamental investment restrictions discussed above, North Track Wisconsin Tax-Exempt Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.

2.

Buy or sell real estate, real estate investment trusts, real estate limited partnerships, or oil and gas interests or leases, but this shall not prevent the Fund from investing in Tax Exempt Obligations secured by real estate or interests therein or in securities of companies whose business involves the purchase or sale of real estate.

3.

Purchase warrants, except that the Fund may purchase warrants which, when valued at lower of cost or market, do not exceed 5% of the value of the Fund’s net assets; included within the 5%, but not to exceed 2% of the Fund’s net assets, may be warrants which are not listed on the New York or American Stock Exchange.

4.

Purchase securities on margin (except in connection with its permitted futures and options activities) or effect short sales of securities, except that the Fund may sell securities short where it holds a long position in the same security which equals or exceeds the number of shares sold short; provided that the Fund may not effect any such short sale of securities if, as a result thereof, more than 10% of the Fund’s net assets would be held as collateral for such short positions.

5.

Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund or more than 5% of the value of the total assets of the Fund would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

6.

Engage in futures and options transactions, other than as described in the Prospectus/Proxy and Statement of Additional Information.

7.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

8.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark Wisconsin Tax-Exempt Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

HighMark Wisconsin Tax-Exempt Fund is a non-diversified fund under the 1940 Act. This means the Fund can invest more than 25% of its assets in issuers in which the Fund holds individual positions that are greater than 5% of the Fund’s assets. Concentrated positions in the securities of a single issuer expose the Fund to a greater risk of loss from declines in the prices of these securities.

APPENDIX C –– INFORMATION APPLICABLE TO THE ACQUIRING FUNDS (THE “FUNDS”)

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

HighMark Funds offers different classes of Fund shares, each of which has different expenses and other characteristics. If the Reorganizations occur, Class A, B and C stockholders of the Acquired Funds would receive corresponding Class A, B and C shares of the corresponding Acquiring Fund, Class R stockholders of the applicable Acquired Fund would receive Class A shares of the corresponding Acquiring Funds, and the following information would apply to such shares. The following are some of the main characteristics of HighMark’s Class A, B and C shares.

Class A

•

Front-end sales charges, as described below.

•

Distribution and service (12b-1) fees of 0.25%.

•

Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

•

Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

•

Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

Class B

•

No front-end sales charge.

•

Distribution and service (12b-1) fees of 0.75%.

•

A deferred sales charge, as described below.

•

Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

Class B Shares are closed to purchases and are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

Class C

•

No front-end sales charge.

•

Distribution and service (12b-1) fees of 1.00% for HighMark Equity Income Fund, HighMark Geneva Growth Fund and HighMark NYSE Arca Tech 100 Index Fund (“Equity Funds”) and 0.75% for HighMark Wisconsin Tax-Exempt Fund (“Fixed Income Fund”).

•

A deferred sales charge, as described below.

•

No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than Class A shareholders who hold their Shares for a similar period.

For purchases of $1 million or greater, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Class A Shares may make them a better choice for you than Class C Shares.

The Funds will also offer Fiduciary Class Shares, which have their own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank, N.A., and certain other qualified investors. Call us at 1-800-433-6884 for more details.

How Sales Charges Are Calculated

Class A Shares: Front-End Sales Charge

EQUITY FUNDS

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
0 - $49,999	5.50%	5.82%
$50,000 - $99,999	4.50%	4.71%
$100,000-$249,999	3.75%	3.90%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and Over	0.00%*	0.00%

———————

*

lf you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a “first in, first out” basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

FIXED INCOME FUND

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
0 - $99,999	2.25%	2.30%
$100,000-$249,999	1.75%	1.78%
$250,000 - $499,999	1.25%	1.27%
$500,000 - $999,999	1.00%	1.01%
$1,000,000 and Over	0.00%*	0.00%

———————

*

lf you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%, based on the current market value of the Shares. Multiple purchases are handled on a “first in, first out” basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

Class B and Class C Shares: Contingent Deferred Sales Charge

Class B and Class C Shares are available at their net asset value per share, without any initial sales charge. Class B Shares are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a “contingent deferred sales charge” (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

The CDSCs are as follows:

Class B Shares

If sold within	CDSC on Shares Being Sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
7th and 8th year	0%

Class C Shares

If Sold Within	CDSC on Shares Being Sold
1st year	1.00%
After 1st year	0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

Repurchase of Class A Shares

You may purchase any amount of Class A Shares of any HighMark Fund at net asset value (NAV) (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

•

Right Of Accumulation Privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares, Class B Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse’s account; (3) a joint account with your spouse; or (4) your minor children’s trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.

•

Letter Of Intent: if you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of $1,000 and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

Reductions For Qualified Group(s). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

Contact your financial representative or HighMark Funds to find out how to qualify, or consult the Statement of Additional Information (“SAI”) (see the back cover of this prospectus for contact information).

Class A Front-End Sales Charge Waivers: The front-end sales charge will be waived on Class A Shares bought:

1.

Through reinvestment of dividend and capital gain distributions.

2.

By investment companies advised by HighMark Capital Management, Inc., Union Bank, N.A, or their affiliates; or distributed by the Distributor or its affiliates placing orders on each entity’s behalf.

3.

By state and local governments.

4.

By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

5.

By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank.

6.

By individuals investing proceeds received in connection with a distribution paid from a Union Bank trust or agency account.

7.

By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

8.

By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

9.

By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

10.

By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, of the Distributor or its affiliated companies, of Boston Financial Data Services or of Sub-Advisers to the HighMark Funds.

11.

By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party.

12.

By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

13.

Through exchange of Class M Shares of HighMark Funds.

14.

By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

15.

By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Funds. These waivers and special arrangements may be amended or terminated at any time by any particular Fund.

If you think you may be eligible for a sales charge waiver, contact your financial representative or HighMark Funds or consult the SAI.

For categories 2 through 10, 12, 14 and 15 above, you must notify HighMark Funds at the time you buy the shares that your purchase qualifies for a sales charge waiver.

CDSC waivers: You may qualify for a CDSC waiver if:

•

you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

•

you are taking certain distributions from a retirement plan.

•

the shareholder has died or become disabled.

You must notify us that you are eligible for a waiver under these circumstances at the time you wish to sell Shares.

If you think you may be eligible for a CDSC waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back cover of this prospectus for contact information).

The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds’ website at www.highmarkfunds.com through the Funds’ prospectuses and SAI, which are available for download or by request at the hyperlink “Prospectus, Applications and Literature.”

Fees for Distribution of Shares

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

Share Class	Percentage of Average Daily Net Assets
Class A	0.25%
Class B	0.75%
Class C (Equity Funds)	1.00%
Class C (Fixed-Income Fund)	0.75%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information about the receipt by HighMark Capital Management, Inc. of 12b-1 fees paid on Class C Shares, please see “Choosing a Share Class” –“Class C” earlier in this section.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or “reallowed” to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, “financial firms” means brokers, dealers, financial advisers and other financial intermediaries.

A Fund may make payments under HighMark Funds’ shareholder services plans relating to the Class A Shares and the Class B Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

Marketing Support Payments. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

Payments for Distribution and Shareholder Services. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm’s list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with “shelf space” and/or a higher profile for a financial firm’s financial consultants and their customers and/or placing the Funds on the financial firm’s preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm’s platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm’s salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm’s HighMark Funds sales and total assets, and the financial firm’s willingness to give HighMark Capital Management, Inc. or the Funds’ distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a “select” or “preferred” list. HighMark Capital Management’s goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.

For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:

ADP Clearing & Outsourcing Services	Ferris, Baker Watts, Inc.
American Investors Co.	Financial Advisors of America LLC
American Portfolio Financial Services	Financial Network Investment Corp.
Ameritrade Inc.	First Allied Securities, Inc.
AXA Advisors, LLC	First Clearing LLC
Bear, Stearns Security Corp.	Foothill Securities, Inc.
Brookstreet Securities Corp.	Fortune Financial Service, Inc.
Capital Financial Group	Geneos Wealth Management, Inc.
Centaurus Financial, Inc.	Girard Securities, Inc.
Charles Schwab	GunnAllen Financial
Commercial Book Keeping	H&R Block Financial Advisors, Inc.
Commonwealth Financial Network	H. Beck, Inc.
Creative Wealth Strategies	Harvest Capital LLC
Crowell, Weeden & Co.	Hazlett, Burt & Watson, Inc.
Crown Capital Securities, LP	Independent Financial Group LLC
D. A. Davidson	Invest Financial Corporation
E*Trade	Investacorp, Inc.
Empire Financial Group	Investors Capital Corp.
Ensemble Financial Services, Inc.	J.W. Cole Financial, Inc.
ePIanning Securities, Inc.	Janney Montgomery Scott
Farmers Financial Solutions LLC	Jefferson Pilot Securities Corp.

Legend Equities Corporation	Robert W. Baird & Co.
Linsco Private Ledger	Royal Alliance
Managed Financial Broker Service	Scottrade, Inc.
Mesirow Financial	Securities America
Mid-Atlantic Institutional Shares Inc.	Securities Services Network, Inc.
Morgan Keegan & Co.	SEI Investments Distribution Co.
Morgan Stanley Dean Witter	Shiraishi Financial Group
MS & Co. Inc.	SII Investments Inc.
Mutual Service Corp.	Sterne Agee & Leach
National Financial Services, Corp.	Stifel, Nicolaus & Co., Inc.
National Investor Services Co.	TD Ameritrade Institutional
National Planning Corp.	Triad Advisors
National Securities Corporation	UBS Financial Services, Inc.
Nationwide Planning Assoc, Inc.	UnionBanc Investment Services
Next Financial Group, Inc.	United Planners Financial
OFG Financial Services Inc.	United Securities Alliance, Inc.
Oppenheimer & Co. Inc.	USA Financial Securities Corp.
PaineWebber Incorporated	VSR Financial Services
Penson Financial Services	Wachovia Securities LLC
Pershing LLC	Wedbush Morgan Securities
Prime Vest Financial Services	Wells Fargo Investments LLC
Proequities Inc.	Wells Fargo Securities
Prudential Investment Mgmt Srvcs	Western International Securities
QA3 Financial Corp.	William Jeffery & Associates
Questar Capital Corporation	WNA Investment Programs, Inc.
RBC Dain Rauscher, Inc.	WRP Investments, Inc.
Ridge Clearing & Outsourcing	XCU Capital Corporation, Inc.

HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds’ distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. and/or a Fund’s sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund’s portfolio transactions.

Opening an Account

1.

Read this prospectus carefully.

2.

Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of the HighMark Funds are as follows:

•

Initial Purchase:
$1,000 for each Fund
$250 for each Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., the Distributor and its affiliates, and Boston Financial Data Services $100 for each Fund for Automatic Investment Plan

•

Additional Purchases:
$100 for each Fund
$100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401 (k) or similar plans, or for accounts held through a financial intermediary that has an agreement with HighMark Capital Management, Inc. or the Distributor to waive these minimums. Financial intermediaries may aggregate accounts to meet investment minimum.

3.

Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4.

You and your financial representative can initiate any purchase, exchange or sale of Shares.

5.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, HighMark Funds reserves the right to close your account at the then-current day’s price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

We reserve the right to reject a purchase order if HighMark Funds or the Funds’ adviser determines that it is not in the best interest of HighMark Funds or its shareholders.

BUYING SHARES

By Check

Opening an account

•

Make out a check for the investment amount, payable to “HighMark Funds.”

•

Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

Adding to an account

•

Make out a check for the investment amount, payable to “HighMark Funds.”

•

Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

•

Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

Transfer Agent Address:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, traveler’s checks, starter checks, money orders or cash will not be accepted.

By Exchange

Opening an account

•

Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

Adding to an account

•

Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

By Wire

Opening an account

•

Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

•

Obtain your Fund account number by calling your financial representative or our Transfer Agent.

•

Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101
ABA# 011000028
DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Adding to an account

•

Call our Transfer Agent before wiring any funds.

•

Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101
ABA# 011000028
DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Through Financial Institutions

Opening an account

•

Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Adding to an account

•

Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see “Investor Services.”

SELLING SHARES

By Letter

Designed for

•

Accounts of any type.

•

Sales of any amount.

To sell some or all of your Shares

•

Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

•

Include all signatures and any guarantees that may be required (see “Selling Shares in Writing”).

•

Mail the materials to our Transfer Agent.

Transfer Agent Address:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

•

We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

•

If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

By Phone

Designed for

•

Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

•

Sales of any amount.

To sell some or all of your Shares

•

To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

By Wire or Electronic Funds Transfer (EFT)

Designed for

•

Requests by letter to sell at least $500 (accounts of any type).

•

Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

To sell some or all of your Shares

•

We will wire amounts of $500 or more on the next business day after we receive your request.

•

Shares cannot be redeemed by wire on federal holidays restricting wire transfers.

By Exchange

Designed for

•

Accounts of any type.

•

Sales of any amount.

To sell some or all of your Shares

•

Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

•

Call HighMark Funds or your financial representative to request an exchange.

Through Financial Institutions

Designed for

•

Accounts set up through financial institutions.

To sell some or all of your Shares

•

Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see “Investor Services.”

Selling Shares In Writing. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

•

you are selling more than $50,000 worth of Shares.

•

you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

•

you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

Receiving Your Money. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

Redemption in Kind. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

How to Exchange Your Shares. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the “new HighMark Fund”), provided that you:

•

Are qualified to invest in the new HighMark Fund.

•

Satisfy the initial and additional investment minimums for the new HighMark Fund.

•

Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

•

Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See “Redemption Fees and Exchange Fees” below.

An exchange will be treated as a sale for tax purposes.

Class A Shares. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the “Initial Fund”), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

Class B Shares. To calculate the Class B Shares’ eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the “old” HighMark Fund with the period you held Class B Shares of the new HighMark Fund.

Class C Shares. To calculate the Class C Shares’ contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the “old” HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

Valuation of Shares. A Fund’s net asset value per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class – the class’s liabilities)

÷

Total number of the Fund’s Shares outstanding in the class

=

The class’s net asset value per share

We determine the NAV of each HighMark Equity and Fixed-Income Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund’s securities. If that is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the “Committee”) meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” – representing the correlation between the price of a specific foreign security and movements in the U.S. market-before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund’s Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds’ investments, see the SAI.

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of a Fund, the amount of your proceeds is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

Execution of Orders. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a “business day”). The New York Stock Exchange is closed on weekends and national holidays.

•

Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•

Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

•

Selling Shares: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

Anti-Money Laundering Program

Customer identification and verification is part of HighMark Funds’ overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

Frequent Purchases and Redemptions of Fund Shares

HighMark Funds’ Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

Risks Associated with Excessive or Short-Term Trading Generally. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder’s tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund’s performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as “time zone arbitrage”). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

Right to Reject or Restrict Purchase and Exchange Orders.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder’s financial adviser. In addition, the Funds’ adviser will use its best efforts to detect short-term trading activity in a Fund’s Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund’s underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

Disclosure of Portfolio Holdings

HighMark Capital Management, Inc., the Funds’ adviser, has established a policy with respect to the disclosure of a Fund’s portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund’s complete monthly portfolio holdings are generally available to you 30 days after the end of the period on HighMark Funds’ website by clicking on “Our Funds,” selecting a Fund and clicking on “Composition.”

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Equity Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. Each of the HighMark Fixed-Income Funds may declare and pay monthly dividends separately for each class of Shares from any net tax-exempt income and/or net taxable investment income. Each Fund expects to distribute substantially all of its Income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a Fixed-Income Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund’s Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible federal, state, local and foreign taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI. The information below may not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

Important Note: If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct and that you are not subject to withholding of federal income tax. Unless we have that information, we must, by law, withhold a portion of the distributions you would otherwise be entitled to receive from your fund investments as well as a portion of any proceeds you would normally receive from selling Fund Shares.

End-of-Year Tax Statements

We will send you a statement each year showing the tax status of all your distributions.

Taxation of Shareholder Transactions

An exchange of a HighMark Fund’s shares for shares of another HighMark Fund or the redemption of a HighMark Fund;s shareswill be treated as a sale of the HighMark Fund’s shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

Taxes on Fund Distributions

•

Taxation of Short-Term Capital Gains and Investment Income: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable to you as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you’ve owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income,” if any, will be taxed at the rate applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fixed-Income Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

State and Local Taxes: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund. Please consult your tax adviser for more information.

•

Taxation of Long-Term Capital Gains: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains (regardless of how long you’ve owned Shares in the Fund). Long-term capital gains rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

•

“Buying a Dividend”: You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

•

Reinvestment: A Fund’s distributions are generally taxable, whether received in cash or reinvested in additional Shares of the Fund.

Special Considerations for Shareholders of HighMark Wisconsin Tax-Exempt Fund: Distributions from HighMark Wisconsin Tax-Exempt Fund that are properly designated as “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions that are properly designated as exempt-interest dividends may be subject to state and local taxes, although distributions derived by HighMark Wisconsin Tax-Exempt Fund will be exempt from Wisconsin personal income tax if (1) at the close of each quarter of the company’s taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from Wisconsin taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company’s taxable year. The Funds’ portfolio managers expect that substantially all of the income HighMark Wisconsin Tax-Exempt Fund generates will be exempt from federal and Wisconsin state personal income taxes. Distributions from HighMark Wisconsin Tax-Exempt Fund, if any, that do not constitute exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains (including gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income) will be taxable to you as long-term capital gains. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in these Funds may have on the federal taxation of such benefits. In addition, some of the income from these Funds may result in federal and state alternative minimum tax liability, for both individual and corporate shareholders.

Special Considerations for Non-U.S. Shareholders: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

The tax considerations described above may or may not apply to you. See the SAI for further details. Please consult your tax adviser to help determine whether these considerations are relevant to your particular investments and tax situation.

INVESTOR SERVICES

Automatic Investment Plan* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.** AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*Any shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the SAI.

**There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank and its affiliates who were participating in HighMark Funds’ AIP on or before December 11, 1998.

Systematic Withdrawal Plan (SWP): HighMark Funds’ Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

•

Have at least $5,000 in your HighMark Fund(s) account, and

•

Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House (“ACH”) can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment–or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

Class A shareholders should note the following: If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

Class B shareholders should also note the following: If you expect to withdraw more than 10% of your account’s current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

Systematic Exchange Plan: HighMark Funds’ Systematic Exchange Plan allows shareholders of a class of HighMark Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

•

Have at least $5,000 in your HighMark Fixed-Income Fund account(s).

•

Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS INVESTMENT MANAGEMENT

Investment Adviser

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds’ Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.

HighMark Capital Management, Inc. is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of December 31, 2008, HighMark Capital Management, Inc. had approximately $17.0 billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

For its advisory services to HighMark Equity Income Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.55% of HighMark Equity Income Fund’s average daily net assets not in excess of $100 million, 0.50% of such net assets greater than $100 million and not in excess of $500 million and 0.45% of such net assets over $500 million. For its advisory services to HighMark Geneva Growth Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.75% of HighMark Geneva Growth Fund’s average daily net assets not in excess of $250 million, 0.70% of such net assets greater than $250 million and not in excess of $500 million and 0.65% of such net assets over $500 million. For its advisory services to HighMark NYSE Arca Tech 100 Index Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.50% of HighMark NYSE Arca Tech 100 Index Fund’s average daily net assets not in excess of

$50 million, 0.30% of such net assets greater than $50 million and not in excess of $250 million, 0.25% of such net assets greater than $250 million and not in excess of $500 million and 0.20% of such net assets over $500 million. For its advisory services to HighMark Wisconsin Tax-Exempt Fund, HighMark Capital is entitled to receive graduated management fees at an annual rate of 0.50% of HighMark Wisconsin Tax-Exempt Fund’s average daily net assets not in excess of $250 million and 0.40% of such net assets over $250 million.

A discussion regarding the basis for HighMark Funds’ Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds’ Annual Report to shareholders for the fiscal year ending July 31, 2009.

Sub-Advisers

HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. Ziegler Capital Management (“Ziegler”) will serve as the sub-adviser to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. Under investment sub-advisory agreements between Ziegler and HighMark Capital Management, Ziegler will make day-to-day investment decisions for HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Ziegler is a registered investment adviser under the Investment Company Act of 1940 and is organized as a Wisconsin limited liability company. As of December 31, 2008, Ziegler had approximately $2.8 billion in assets under management.

HighMark Geneva Growth Fund. Geneva Capital Management Ltd., a Wisconsin corporation (“Geneva”) will serve as the sub-adviser to HighMark Geneva Growth Fund. Under investment sub-advisory agreements between Geneva and HighMark Capital Management, Geneva will make day-to-day investment decisions for HighMark Geneva Growth Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Geneva is a registered investment adviser under the Investment Company Act of 1940 and is organized as a Wisconsin corporation. As of December 31, 2008, Geneva had approximately $1.0 billion in assets under management.

Other Arrangements

HighMark Funds and HighMark Capital Management are in the process of seeking an exemptive order from the Securities and Exchange Commission (the “SEC”) granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management will, subject to the supervision and approval of HighMark Funds’ Board of Trustees and certain other conditons , be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds’ Board of Trustees and HighMark Capital Management will therefore have the right to hire, terminate or replace sub-advisers ~~with respect to which~~  without first obtaining shareholder approval, including in the event that a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management will continue to have the ultimate responsibility (subject to oversight by HighMark Funds’ Board of Trustees) to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management will obtain this order from the SEC. Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding securities of such Fund.

In addition to the asset-based sub-advisory fee that it pays to Ziegler, HighMark Capital Management, Inc. has agreed to make certain yearly payments, out of its own resources, to Ziegler. The payments will consist of a fee from HighMark Capital Management, Inc. of up to 0.40% of the value of the shareholdings, measured annually, in the New Funds and the Operating Funds (each as defined below) of accounts that are held of record by Ziegler as of the date the New Funds commence operations (the “Commencement Date”) and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Commencement Date; a fee of 0.10% of the net asset value, measured annually, of the New Funds plus 0.10% of the value of the shareholdings, measured annually, in the Operating Funds of accounts that are held of record by Ziegler as of the Commencement Date and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Commencement Date; and a fee of 0.10% of the value of the shareholdings, measured annually, in all series of HighMark Funds other than series of HighMark Funds sub-advised by Ziegler of accounts that are held of record by Ziegler as of the applicable measurement date, which fee is to be paid each year as of the anniversary of the Commencement Date. The “New Funds” shall be HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. The “Operating Funds” shall be HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund.

Portfolio Managers

HighMark Equity Income Fund and HighMark NYSE Arca Tech 100 Index Fund. The Funds are managed by a team of investment professionals with equities experience who are employed by Ziegler. The team jointly develops and implements investment strategies for the Funds. The team currently consists of Donald J. Nesbitt and Mikhail I. Alkhazov and is currently led by Donald J. Nesbitt.

Donald J. Nesbitt, CFA. Donald J. Nesbitt is Ziegler’s Chief Investment Officer and a Managing Director of Ziegler's parent company, The Ziegler Companies, Inc. Mr. Nesbitt joined B.C. Ziegler in early 2002 after having spent nearly four years at Qwest Communication’s pension plan in Denver, Colorado, where he managed $6 billion of equities, using research-enhanced, quantitative approaches. Prior to joining Qwest, Mr. Nesbitt spent nine years at the Illinois Teachers’ Retirement System where, as Director of Investments, he was responsible for the management of $20 billion across various asset classes. Mr. Nesbitt holds a B.S. in economics from Saint Cloud State University, St. Cloud, Minnesota, and a M.S. in financial analysis from the University of Wisconsin–Milwaukee. He holds a Chartered Financial Analyst (CFA) designation and has been actively involved with the CFA Institute. Mr. Nesbitt has also instructed investment courses at the University of Illinois–Springfield and has spoken at numerous industry conferences on the topics of enhanced equity management and derivative investment strategies.

Mikhail I. Alkhazov, CFA. Mikhail I. Alkhazov is an Assistant Vice President and Portfolio Manager for Ziegler. He joined BCZ as a research analyst in 2000. He currently serves as a Portfolio Manager and Equity Analyst, supporting Ziegler’s quantitative investment research process. Mr. Alkhazov graduated magna cum laude from the University of Wisconsin-Milwaukee with undergraduate degrees in Accounting and in Finance. He has also earned his Chartered Financial Analyst (CFA) designation and holds Series 7, 66 and 55 licenses.

HighMark Geneva Growth Fund. The Fund is managed by a team of investment professionals who are members of Geneva’s Investment Strategy Group (ISG). ISG members must meet minimum education and experience requirements. The ISG team meets regularly to discuss and select securities for investment. No stock may be bought or sold without ISG team approval. The ISG team members responsible for the fund are Amy S. Croen, William A. Priebe, Michelle Picard and William Scott Priebe.

Amy S. Croen, CFA. Amy S. Croen has been a portfolio manager for Geneva since 1987. Ms. Croen is Director and Co-President and Chief Compliance Officer of Geneva with 25 years of investment experience. Prior to co-founding Geneva in 1987, she served as a securities analyst for First Wisconsin Trust Company. Ms. Croen received an M.B.A. from Columbia University and a B.A. from Princeton University. She has also achieved her Chartered Financial Analyst designation.

William A. Priebe, CFA. William A. Priebe has been a portfolio manager for Geneva since 1987. Mr. Priebe is Director and Co-President of Geneva and has more than 38 years of investment experience. Prior to joining Geneva in 1987, he managed assets for First Wisconsin Trust Company. Mr. Priebe received an M.B.A. from the University of Chicago, an M.S. in Finance from Northern Illinois University and a B.A. from Northern Illinois University. He has also achieved his Chartered Financial Analyst designation.

Michelle J. Picard. Michelle J. Picard has been a portfolio manager for Geneva since 2005. Ms. Picard is Director and Vice President of Geneva and has more than 10 years of investment experience. Ms. Picard joined Geneva in 1999 as a Marketing Professional, working closely with the Investment Strategy Group to articulate Geneva’s investment style and develop a marketing strategy. Ms. Picard completed an internal analyst training program prior to taking coverage of several stocks in the portfolio. Before joining Geneva, she spent two years at Strong Capital Management as an Investment Sales and Service Representative. Ms. Picard passed CFA Levels I & II and is a Summa Cum Laude graduate of the University of Wisconsin-Milwaukee with a B.A. in both Psychology and Economics. Ms. Picard is a Level III CFA candidate.

William Scott Priebe. William Scott Priebe has been a portfolio manager for Geneva since 2006. Mr. Priebe is a Director and Vice President. Mr. Priebe joined Geneva in 2004 as an Investment Analyst, working closely with the other members of the Investment Strategy Group. Before joining Geneva, Mr. Priebe spent three years at Eli Lilly & Co. as a Senior Financial Analyst for the U.S. affiliate of Elanco Animal Health. Mr. Priebe is a graduate of DePauw University with a B.A. in Economics, and received his Masters in Business Administration from the University of Chicago. Mr. Priebe is a Level II CFA candidate.

HighMark Wisconsin Tax-Exempt Fund. The Fund is managed by a team of investment professionals with fixed income experience who are employed by Ziegler. The team jointly develops and implements investment strategies for the Fund. Richard D. Scargill leads this team, which includes Michael Sanders.

Richard D. Scargill. Richard D. Scargill is a Senior Vice President and a Portfolio Manager for Ziegler. Mr. Scargill joined B.C. Ziegler in 2002, after spending twelve years at Zurich Scudder Investments, Inc., where he co-managed over $5 billion in mutual fund and institutional taxable fixed income assets. Mr. Scargill is currently an institutional portfolio manager for the Fund. He is also a member of the Fixed Income Committee. Mr. Scargill received his B.S. in finance from the University of South Florida and his M.B.A from Marist College. He is a member of the Milwaukee Investment Analysts Society and the CFA Institute. He also holds Series 6, Series 63 and Series 65 licenses.

Michael S. Sanders, CFA, FRM. Michael S. Sanders is a Vice President and a Portfolio Manager for Ziegler. Mr. Sanders joined Ziegler as a research analyst in 2004 after completing an internship with the firm. Mr. Sanders is responsible for managing the Enhanced Cash, Short-Term Fixed portfolios. Mr. Sanders holds a B.B.A. in finance from St. Norbert College, DePere, Wisconsin, where he graduated Cum Laude and he also holds a Masters of Science in financial economics from Marquette University in Milwaukee. Additionally, he has earned the Chartered Financial Analyst (CFA) and Financial Risk Manager (FRM) designations.

Other HighMark Funds

In addition to the Funds, HighMark Funds currently offers different classes of shares in twenty-four separate investment portfolios. These portfolios are as follows:

HighMark Balanced Fund,

HighMark Cognitive Value Fund,

HighMark Core Equity Fund,

HighMark Enhanced Growth Fund,

HighMark Fundamental Equity Fund,

HighMark International Opportunities Fund,

HighMark Large Cap Growth Fund,

HighMark Large Cap Value Fund,

HighMark Small Cap Advantage Fund,

HighMark Small Cap Value Fund,

HighMark Value Momentum Fund,

HighMark Bond Fund,

HighMark Short Term Bond Fund,

HighMark California Intermediate Tax-Free Bond Fund,

HighMark National Intermediate Tax-Free Bond Fund,

HighMark 100% U.S. Treasury Money Market Fund,

HighMark California Tax-Free Money Market Fund,

HighMark Diversified Money Market Fund,

HighMark Treasury Plus Money Market Fund,

HighMark U.S. Government Money Market Fund,

HighMark Income Plus Allocation Fund,

HighMark Growth & Income Allocation Fund,

HighMark Capital Growth Allocation Fund and

HighMark Diversified Equity Allocation Fund.

Shares of these other investment portfolios are offered in separate prospectuses. For more information, please call 1-800-433-6884.

OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

Quantitative Research Strategy

The sub-adviser actively manages the Equity Income Fund. In selecting stocks for the Fund, the sub-adviser utilizes a unique quantitative approach, referred to as the Quantitative Research Strategy (QRS). Under this strategy, potential investments are screened and ranked for certain price characteristics produced by investor over- and under-reaction. The sub-adviser then uses a portfolio optimization strategy to produce a portfolio that closely reflects the risk characteristics of the Fund’s benchmark, including similar sector and industry weightings. The objective of these optimization strategies is to provide returns that exceed those of the benchmark without significantly altering the risk profile of the Fund’s portfolio compared to its benchmark.

This quantitative research strategy groups stocks into one of three categories:

•

Bargain stocks. Those stocks which exhibit favorable value, but have been neglected by investors.

•

Glamour stocks. Those stocks which are popular with investors, but have had their growth prospects priced too expensively.

•

Neutral stocks. Those stocks in the relevant universe which are neither bargain nor glamour stocks; there is no evidence of mispricing due to investor over-reaction, as evidenced by the QRS process. Therefore these stocks are utilized for their risk management in the portfolio composition.

In the case of a specific set of “bargain” stocks, the sub-adviser’s research indicates that investors’ expectations are generally overly pessimistic when compared to the actual performance record. In the case of “glamour” stocks, the sub-adviser’s research indicates expectations are generally overly optimistic when compared to the actual performance record. As a result, “bargain” stocks are expected to outperform “glamour” stocks over future measurement periods.

To capture the effect of investor under reaction to new information, stocks within each category are ranked based on their relative standing with respect to the following momentum variables:

•

Price momentum

•

Changes in analysts’ annual earnings estimates

•

Earnings surprises

Earnings-quality screens are performed across the investable universe to remove from consideration the stock of companies displaying certain inconsistencies in their accounting statements. Stocks with large negative earnings surprises are also eliminated from consideration for investment.

An assignment of expected excess return relative to the benchmark, known as “alpha,” is assigned to each of the stocks in the bargain and glamour categories. Bargain and glamour stocks are ranked and an alpha file is created. Portfolio management software is used to generate an optimal portfolio that creates a balance between risk characteristics of the benchmark and the excess return potential of the alpha file.

The portfolio optimization process seeks to construct an investment portfolio from the universe of stocks potentially appropriate for the Fund, which is similar to the benchmark, within a managed risk-tolerance range. This process tilts the portfolio’s weights (relative to the benchmark) toward bargain and away from glamour stocks, while seeking to add stocks with higher relative yields.

Stock Indexing

Index funds such as the NYSE Arca Tech 100 Index Fund are “passively managed,” meaning they try to match, as closely as possible, the performance of a target securities index by holding each security found in the index in roughly the same proportion as represented in the index itself. For example, if 5% of the NYSE Arca Tech 100

Index were made up of the assets of a specific company, the NYSE Arca Tech 100 Index Fund would normally invest 5% of its assets in that company.

Indexing appeals to many investors for a number of reasons, including its simplicity (indexing is a straightforward marketing-matching strategy); diversification (indices generally cover a wide variety of companies and industries); relative performance predictability (an index fund is expected to move in the same direction - up or down - as its target index); and comparatively low cost (index funds do not have many of the expenses of an actively-managed mutual fund, such as research and company visits). Also, assuming the composition of the relevant index remains fairly stable, index funds may experience lower portfolio turnover rates, which would result in reduced transaction costs (brokerage commissions, etc.) and capital gains. Investors in the NYSE Arca Tech 100 Index Fund should bear in mind that this latter benefit may not hold true. The Predecessor Fund to the NYSE Arca Tech 100 Index has experienced rather rapid changeover at times, as a result of the volatility of the technology industry generally and of specific companies included in the Index from time to time.

The performance of an index fund generally will trail the performance of the index it attempts to replicate. This is because the mutual fund and its investors incur operating costs and expenses that are not shared by an index. For example, investors may pay sales charges which result in less than all of the price they pay for their mutual fund shares being invested in securities included in the index. Investors in the NYSE Arca Tech 100 Index Fund pay a front-end sales charge at the time of purchase for Class A shares, and a contingent deferred sales charge at the time of redemption for Class B shares (if redeemed less than six years after the date of purchase) and Class C shares (if redeemed less than one year after the date of purchase). These sales charges reduce the total return on the shareholder’s mutual fund shares, as compared to a direct investment in stocks.

Additionally, when a mutual fund invests the cash proceeds it receives from investors in securities included in the index, the mutual fund must pay brokerage commissions, which further reduce the amount invested. As the composition of the index changes, the mutual fund must make corresponding adjustments in its holdings, which gives rise to additional brokerage commissions. Also, mutual funds incur other operating expenses, including investment management fees, custodial and transfer agent fees, legal and accounting fees and possibly 12b-1 service and distribution fees, all of which reduce the mutual fund’s total return. No such fees affect the total return of the index.

Finally, because of liquidity needs and other constraints under which mutual funds operate, index funds generally cannot invest their assets so that they correlate 100% at all times with the index. Although many index funds attempt to use options and futures strategies to generate returns on these assets which replicate the return on the index, these strategies are imperfect and give rise to additional transaction costs.

For these reasons, investors should expect that the performance of an index mutual fund will lag that of the index it attempts to replicate. In recognition of this disparity, the NYSE Arca Tech 100 Index Fund compares its gross returns (returns before deducting the Fund’s operating expenses) to its benchmark index.

NYSE Arca Tech 100 Index. The NYSE Arca Tech 100 Index consists of at least 100 individual securities, which are chosen based on an assessment that the issuer of the security is a company which has, or likely will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The NYSE Arca Tech 100 Index offers a broad basket of securities spanning the full spectrum of high tech industry groups. Diversity within the Index ranges from biotechnology firms to semiconductor capital equipment manufacturers and includes a cross-section of U.S. companies that are leaders in numerous different industries, including computer hardware, software, semiconductors, aerospace & defense, health care equipment and biotechnology.

The NYSE Arca Tech 100 Index is price weighted, meaning the component stocks are given a percentage weighting based on their share price. A price weighted index holds the same number of shares of each security, thus the price of the security is the influencing factor to the value of the index. Higher priced securities have a higher weight in the index than lower priced securities, as the shares of each component are equally held. Although this indexing method allows the NYSE Arca Tech 100 Index to accurately measure a broad representation of technology stocks without being dominated by a few large companies, it may result in smaller- and mid-sized companies representing a more significant portion of the Index than is the case for indices that are weighted by the market value of the companies represented on the index.

As of December 31, 2008, stocks of companies in the software industry accounted for 17.38% of the NYSE Arca Tech 100 Index.

“Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA(SM)” and “NYSE Arca Tech 100 (SM)” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and are expected to be licensed for use by HighMark Funds. The NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. make any representation or warranty regarding the advisability of investing in securities generally, the NYSE Arca Tech 100 Index Fund particularly or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

Archipelago Holdings, Inc. (“Arca”) makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the NYSE Arca Tech 100 Index or any data included therein. In no event shall Arca have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Tax Management Strategy

From time to time, each of the Equity Income Fund and the NYSE Arca Tech 100 Index Fund may pursue a tax management strategy for the purpose of increasing tax efficiency by recognizing capital losses and offsetting them against current and future capital gains. This strategy may involve trimming or disposing of a few depreciated positions and then reinvesting in those positions after 30 days in order to avoid loss disallowance under the “wash sale” rules under federal tax law. The tax management strategy may also involve purchasing additional securities in a company in which a Fund has a depreciated position, simultaneously selling a futures contract in the stock of that company and then selling that depreciated position more than 30 days later. The strategy could also involve purchasing an out-of-the-money call option on the stock of the company in which a Fund has a depreciated position, shortly thereafter buying additional securities in that company and then selling the depreciated position, and more than 30 days later selling the call option. The sale of the single stock future or purchase of a call option on the stock reduces potential tracking error. During the use of this tax management strategy, the Fund’s holdings will not precisely correspond to those of the relevant index. Each Fund will limit this strategy to less than 3% of its total assets.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME	FUND CODE
HighMark Equity Income Fund	1
HighMark Geneva Growth Fund	2
HighMark NYSE Arca Tech 100 Index Fund	3
HighMark Wisconsin Tax-Exempt Fund	4

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMSs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	4	Prepayment Market Credit Regulatory
American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1-3	Market Political Foreign Investment
Asset-backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	4	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3	Credit Liquidity Market

Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.

	1-4	Market Credit Prepayment/Call

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.

	1-4	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-4	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	1-3	Market
Convertible Securities: Bonds or preferred stock that convert to common stock.	1-3	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.

	1-4	Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage-backed securities.

	1-4	Management Market Credit Liquidity Leverage Prepayment/Call Hedging

Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UlTs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

	1-3	Market

INSTRUMENT	FUND CODE	RISK TYPE

Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	1-3	Market Political Foreign Investment Liquidity Emerging Market Call

Forward Foreign Currency Contracts, including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	1-3	Management Liquidity Credit Market Political Leverage Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price.

	1-4	Management Market Credit Liquidity Leverage

High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”

	1-4	Credit Market Liquidity

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.

	1-4	Liquidity Market

Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

	1-3	Market Liquidity New Public Company Risk Small and Medium-Sized Company Stock Risk Microcap Company Risk

Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

	1-4	Market

Investment Grade Securities: Securities rated BBB or higher by S&P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a funds’ adviser.

	1-4	Market Credit Prepayment/Call

INSTRUMENT	FUND CODE	RISK TYPE

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-4	Market Credit
Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	4	Prepayment Market Credit Regulatory
Municipal Forwards: Forward commitments to purchase tax-exempt bonds with a specific coupon to be delivered by an issuer at a future date (typically more than 45 days but less than one year). Municipal forwards are normally used as a refunding mechanism for bonds that may be redeemed only on a designated future date. Any Fund that makes use of municipal forwards will maintain liquid, high-grade securities in a segregated account in an amount at least equal to the purchase price of the municipal forward.	4	Market Leverage Liquidity Credit

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities may include revenue bonds, certificates of participation, both taxable and tax exempt private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term obligations such as municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Melto-Roos) issues, which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	4	Market Credit Political Tax Regulatory Prepayment/Call
Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1-4	Credit Foreign Investment Prepayment/Call
Participation Interests: Interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests are usually structured as some form of indirect ownership that allows a fund to treat the income from the investment as exempt from federal income tax. A fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.	4	Market Liquidity Credit Tax

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	1-3	Market

Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.

	1-3	Market Credit Prepayment/Call

INSTRUMENT	FUND CODE	RISK TYPE

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

	1-4	Market Leverage Counterparty
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-4	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a fund and may have a leveraging effect.

	1-4	Market Leverage Counterparty
Securities Lending: The lending of up to 33 1/3% of a fund’s total assets. In return a fund will receive cash, other securities and/or letters of credit.	1-4	Market Leverage Liquidity Credit

Small and Medium-Sized Companies: Small and medium sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.

	2-3	Market Small and Medium-Sized Company Stock Risk
Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party.	1-4	Management Market Credit Liquidity Leverage
Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	4	Credit Liquidity Market Tax
Tax-Exempt Obligations: Tax-exempt obligations include primary debt obligations which fund various public purposes such as constructing public facilities and making loans to public institutions, the interest on which is exempt from regular federal income tax. The two principal classifications of tax exempt obligations are general obligation bonds and revenue bonds. See “Municipal Securities” above for a description of general obligation bonds and revenue bonds.	4	Market Credit Political Tax Regulatory Prepayment/Call
Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3	Liquidity Credit Market

Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

	1-3	Market Interest Rate
Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1-4	Market

Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

	1-3	Market

INSTRUMENT	FUND CODE	RISK TYPE

U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.

	1-4	Market Credit Call
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-4	Market

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market in these notes, a fund may demand payment of principal and accrued interest at specified intervals.

	N/A	Credit
Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a fund on demand.	1-4	Credit Liquidity Market
Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-3	Market Credit
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-4	Market Credit Leverage Liquidity
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	4	Market Credit Call

Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

	1-4	Credit Market Zero Coupon

Other Risks

Fiduciary shares of the Funds (collectively the “Underlying Funds”) are offered to HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund and HighMark Diversified Equity Allocation Fund (collectively, the “Asset Allocation Portfolios”). The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund’s asset levels and an Underlying Fund’s then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds’ transaction costs and possibly reducing the Underlying Funds’ performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “Principal Investment Risks.” Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments are more susceptible to these risks than others.

Alternative Minimum Tax Risk. A fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax potentially could earn a lower after-tax return.

Correlation Risk. Although the NYSE Arca Tech 100 Index Fund’s sub-adviser will attempt to replicate the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the NYSE Arca Tech 100 Index Fund’s sub-adviser to equitize a fund’s cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund’s income and the value of the fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the funds will, through the funds’ investments in exchange-traded funds, bear extra costs, such as duplicative management fees, brokerage commissions and other charges.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Geographic Concentration Risk. The Wisconsin Tax-Exempt Fund may invest significant portions of its assets in several specific geographic areas. Political, legislative, business and economic conditions and developments within Wisconsin and, to a lesser extent, Puerto Rico and Guam (and perhaps the U.S. Virgin Islands) will affect the Fund’s performance, because the Fund’s investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund’s credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Industry/Sector Risk. The risk involved with excessive exposure to any one industry or sector. A fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Junk Bond Risk. The Wisconsin Tax-Exempt Fund may also invest up to 20% of its total assets in Tax Exempt Obligations rated below investment grade (junk bonds). Below investment grade bonds generally offer higher yields than investment grade bonds, but also carry greater risk. They are more vulnerable to default than higher grade bonds, and are more susceptible to adverse business, financial and economic conditions that impair the capacity and willingness of borrowers to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for higher rated bonds. The Fund attempts to minimize its exposure to this risk by limiting its investments in junk bonds to those rated in the fifth and sixth highest categories (“Ba” or “B” by Moody’s or “BB” or “B” by Standard & Poor’s), and unrated bonds that the sub-adviser determines are of comparable quality. The Fund may also invest in bonds rated in the fourth highest rating category (“Baa” by Moody’s or “BBB-” by S&P). Bonds in this category, although rated investment grade, have some of the speculative characteristics referenced above.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Loss of Tax Exemption Risk: The Wisconsin Tax-Exempt Fund may invest more than 25% of its assets in any or all of the housing, healthcare and utilities industries. Like most revenue bonds, the federal and Wisconsin tax-exempt status of these bonds depends upon compliance with certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”), as well as Wisconsin statutes and regulations. If the project or facility being financed, the obligor of the revenue bond, some feature or attribute of the revenue bond itself or some other factor or participant fails to comply with these provisions of the Code or related regulations or state laws, then interest on the bonds may become taxable (possibly retroactive to the date of issuance). Changes to the tax laws also could eliminate or restrict the availability of tax-exempt treatment on the income earned on municipal securities. Either event would reduce the value of the bonds, subject shareholders (including the Fund) to unanticipated tax liabilities and possibly force the Fund to sell the bonds at a reduced value. In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of the Fund.

Management Risk. The risk that a strategy used by a fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, an industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Non-Diversification Risk. The risk that, as a “non-diversified” fund under the Investment Company Act of 1940, the Wisconsin Tax-Exempt Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a fund. A fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” – or repay –a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Qualified Dividends Risk. Although it is expected that most of the dividends paid from the Fund’s investment income generally will be considered “qualified dividend income” and taxed at a 15% federal income tax rate under current law (which is subject to change), some of the dividends will not be so qualified and will be subject to tax at ordinary income rates. Changes to the tax laws that increase taxes on dividends could reduce the value of securities that pay dividends, and decrease the value of an investment in the Fund. Distributions from real estate investment trusts (REITs) held by a Fund will generally not constitute qualified dividend income.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Stock Selection Risk. The sub-adviser’s or investment adviser’s, as applicable, strategy for selecting common stocks for purchase depends on the ability of the sub-adviser or investment adviser, as applicable, to select stocks that demonstrate income production and long-term capital appreciation. The Fund is subject to the risk that the sub-adviser’s or investment adviser’s, as applicable, stock selections may not achieve the desired long-term capital appreciation, or may even decline in value. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

APPENDIX D – COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

As a series of HighMark, a Massachusetts business trust, each Acquiring Fund is subject to the provisions of HighMark’s Declaration of Trust and Code of Regulations and Massachusetts business trust law. The provisions of HighMark’s Declaration of Trust and Code of Regulations differ in some respects from North Track’s articles of incorporation and by-laws and the Maryland General Corporation Law (the “MGCL”), which governs Maryland corporations. Although not discussed in this appendix, the 1940 Act applies to both the Acquired Funds and the Acquiring Funds.

The following is a summary of some of the significant differences between (i) North Track’s articles of incorporation and by-laws and the MGCL and (ii) HighMark’s Declaration of Trust and Code of Regulations and Massachusetts business trust law. For additional information regarding all the differences, stockholders of an Acquired Fund should refer directly to North Track and HighMark’s organizational documents.

Shares of the Acquired Funds and the Acquiring Funds: The Acquired Funds are separate series of North Track capital stock. The Board of Directors of North Track has authorized the issuance of up to 10,000,000,000 shares of capital stock, par value $.001 per share. The Acquiring Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value.

Shareholder Liability: Under the MGCL, a stockholder of a Maryland corporation who has fully paid the subscription price for the stockholder’s shares generally has no personal liability in excess of the stockholder’s shares. Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the Trust. HighMark’s Declaration of Trust, however, disclaims shareholder liability for the acts or obligations of HighMark and requires that every note, bond, contract, order or other undertaking issued by or on behalf of HighMark or the Trustees of HighMark relating to HighMark or any series of HighMark shall recite that the obligations of such instrument are not binding on the shareholders individually. HighMark’s Declaration of Trust provides that a shareholder or former shareholder held to be personally liable solely by reason of his being or having been a shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of a shareholder’s incurring a financial loss from shareholder liability is limited to circumstances in which HighMark would be unable to meet its obligations.

Shareholder Voting Rights: Under North Track’s articles of incorporation and by-laws, stockholders have the power to elect Directors and to vote with respect to any additional matters, to the extent provided in the articles of incorporation and by-laws, as may be required by law. Under HighMark’s Declaration of Trust and Code of Regulations, shareholders have the power to vote, to the extent provided in the Declaration of Trust and Code of Regulations, (a) for the election of Trustees, (b) with respect to an amendment of the Declaration of Trust, (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust, (d) with respect to the approval of investment advisory agreements and distribution agreements, (e) with respect to matters relating to the termination of the Trust or to incorporation, (f) with respect to such additional matters as may be required by law, the Declaration of Trust, the Code of Regulations, or as the Trustees may consider desirable, and (g) to the same extent as the stockholders of a Massachusetts business corporation when considering whether an action should be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.

Under North Track’s articles of incorporation, each holder of a share is entitled to one vote for each whole share held by that shareholder as to any matter on which it is entitled to vote, and each holder of a fractional share is entitled to a proportionate fractional vote. Shares of each series of HighMark are also entitled to one vote for all purposes and each fractional share is entitled to a proportionate fractional vote. Shares of each series and class vote as a single body with respect to matters that affect all series and classes in substantially the same manner. As to matters affecting each series or class separately, such as approval of agreements with investment advisers, shares of each series or class vote as a separate series or class. Neither North Track nor HighMark provide for cumulative voting.

Under North Track’s articles of incorporation, notwithstanding any provision of Maryland law requiring any action or the authorization of any action by a greater proportion than a majority of the total number of shares entitled to vote on the matter, such action shall, except to the extent otherwise required by the 1940 Act, be valid and effective if taken or authorized by the affirmative vote of a majority of the total number of shares entitled to vote on a matter. Under North Track’s by-laws, unless the articles of incorporation, the by-laws or the 1940 Act specifically provides otherwise, a majority of all the votes cast at a meeting of stockholders at which a quorum is present is sufficient to approve a matter that properly comes before a meeting. With respect to the Acquiring Funds, when any provision of law, the Declaration of Trust or the Code of Regulations requires the holders of shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding shares of that series shall decide such matter insofar as that particular series is concerned. A “vote of a majority of outstanding shares” means the lesser of (1) more than 50% of the outstanding shares entitled to vote on the matter or (2) 67% or more of the shares present at a shareholder meeting and entitled to vote on the matter if more than 50% of the outstanding shares entitled to vote on the matter are represented at the shareholder meeting in person or by proxy.

Both the stockholders and the Board of Directors of North Track may amend North Track’s by-laws. The Board of Directors of North Track may amend North Track’s articles of incorporation upon the affirmative majority vote of all outstanding shares and an affirmative majority vote of the outstanding Shares of each class entitled to vote thereon separately as a class. HighMark’s Code of Regulations may be amended by the Trustees at any meeting of the Board of Trustees. HighMark’s Declaration of Trust may be amended by a vote of the holders of not less than a majority of all votes attributable to the outstanding shares. The Board of Trustees may also amend HighMark’s Declaration of Trust without the vote of shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform the Declaration of Trust to the requirements of applicable state or federal laws or regulations.

North Track’s articles of incorporation provide that the Board of Directors may liquidate a particular class of shares when there are shares then outstanding, subject to the approval of a majority of the outstanding securities of that class. North Track’s articles of incorporation do not specify the approval required for the combination of the assets of a particular series with another series of North Track or of another trust or corporation that is a management investment company. Under HighMark’s Declaration of Trust, the Board of Trustees, with the approval of a majority of the outstanding shares of a series of HighMark, may (i) sell and convey the assets belonging to such series to another trust or corporation that is a management investment company or (ii) sell and convert into money all the assets belonging to such series. The Trustees may combine the assets belonging to any two or more series into a single series of HighMark without shareholder approval.

Stockholder/Shareholder Meetings: Neither North Track nor HighMark is required to hold annual shareholder meetings in any year in which the election of directors or trustees is not required to be acted upon under the 1940 Act. North Track’s by-laws provide that a special meeting of stockholders may be called for any purpose, unless otherwise prescribed by statute or by the articles of incorporation, at any time by the Board of Directors by resolution or by the president of North Track. Special meetings shall also be called by the Secretary for any other purpose on written request of stockholders entitled to vote at least 25% of all votes entitled to be cast at such meeting, provided that the request is not made to consider any matter which is substantially the same as a matter voted upon at any special meeting of the stockholders held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting. HighMark’s Declaration of Trust and Code of Regulations provides that meetings of shareholders of HighMark shall be called by the Trustees of HighMark upon the written request of shareholders holding at least 20% of all the outstanding shares entitled to vote. HighMark must call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trustees when requested to do so by the holders of at least 10% of the outstanding shares of HighMark.

North Track’s by-laws do not provide for any stockholder actions to be taken without a meeting. HighMark’s Declaration of Trust provides that a consent of a majority of the shares entitled to vote on the matter is required for shareholder action taken without a meeting.

North Track’s by-laws provide that notice of a stockholder meeting is to be given not less than ten nor more than 90 days before such meeting by personal delivery or by mail to the stockholder’s address as it appears on the records of North Track. However, each stockholder who would otherwise be entitled to notice waives the right to receive notice if the stockholder before or after the meeting signs a waiver of the notice which is filed with the records of stockholders’ meetings or if the stockholder is present at the meeting in person or by proxy. HighMark’s Code of Regulations is similar except that notice of a shareholder meeting only needs to be given at least ten days before such meeting. For North Track, a quorum for a stockholder meeting generally consists of the presence in person or by proxy of stockholders entitled to cast one-third of the votes except as otherwise provided by statute or by the articles of incorporation. For HighMark, a quorum for a shareholder meeting consists of the presence in person or by proxy of a majority of shares entitled to vote on the matter.

Dividends: The MGCL imposes certain limitations on distributions in circumstances where, if after giving effect to the distribution, the corporation would be unable to pay its debts as they become due in the usual course of business, or its total assets would be less than the sum of its total liabilities and, unless the articles of incorporation permits otherwise, certain other obligations. HighMark’s Declaration of Trust does not have a similar limitation but it does provide that dividends and distributions on shares of a particular series must be paid only out of the lawfully available assets belonging to such series.

Board of Directors’/Board of Trustees’ Powers, Liability and Indemnification: North Track’s by-laws provide that stockholders may remove any director, with or without cause, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon at a meeting of stockholders duly called and at which a quorum is present. North Track’s by-laws provide that stockholders may fill a vacancy on the Board of Directors that results from the removal of a director and a majority of the Board of Directors then in office, whether or not constituting a quorum, may elect a successor to fill a vacancy that results from such removal for the unexpired term of the removed director. A majority of the entire Board of Directors (including a majority of the Independent Directors) may fill a vacancy that results from an increase in the number of directors, and any vacancy that occurs by reason of death, resignation, removal or otherwise may be filled by a majority of the Directors, provided that in either case, immediately after filling such vacancy, at least two-thirds of the Directors then holding office have been elected by the stockholders. HighMark’s Declaration of Trust provides that a majority of the remaining Trustees or the shareholders may fill a vacancy on the Board of Trustees.

North Track’s by-laws provide that the Board of Directors may appoint an executive committee composed of two or more independent directors as well as other committees, and may delegate to such committees any of the powers of the Board of Directors, except the power to declare dividends, authorize issuances of stock, recommend to stockholders any action requiring stockholders’ approval, amend the by-laws, or approve any merger or share exchange which does not require stockholder approval. HighMark’s Code of Regulations provides that the Trustees may appoint an executive committee or other committees composed of two or more directors and delegate any or all of the powers of the Trustee except the power to issue shares of the Trust or to recommend to shareholders any action requiring shareholder approval.

North Track’s articles of incorporation do not contain a provision limiting directors and officers from personal liability to the corporation or its stockholders. HighMark’s Declaration of Trust provides that no Trustee shall be personally liable except for liability to the Trust or shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties as Trustee.

North Track’s by-laws provide that the corporation shall indemnify its directors and officers, whether because of their status as officers or directors or because they are or were serving the corporation or any other entity at North Track’s request, against all expenses incurred by the officers or directors in connection with a proceeding to which the indemnification relates to the fullest extent permitted by the law; provided, however, that the corporation is not authorized to indemnify any director or officer against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Maryland law, a corporation, unless limited by its articles of incorporation, must indemnify a director if the director has been successful on the merits or otherwise in the defense of any proceeding, or in the defense of any claim, issue or matter in the proceeding, covered by Maryland’s indemnification statute. In addition, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and either (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit in money, property or services, or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, unless approved by a court, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a “Corporate Liability”) or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director’s official capacity (a “Personal Liability”).

Maryland law also provides that indemnification may not be made by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination shall be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceeding or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board of directors (designated by a majority of the full board, in which designation directors who are parties may participate) consisting solely of one or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or directors or a committee as set forth in clause (i) above, or if the quorum of the full board of directors cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director and any notice that a court may require, such court may order indemnification if it determines that (i) a director is fairly and reasonably entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct or has been adjudged liable in cases involving Corporate Liability or Personal Liability, the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the directors’ expenses in cases involving Corporate Liability or Personal Liability.

HighMark’s Declaration of Trust provides that the Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a Trustee or officer of the Trust against all liabilities and expenses by reason of his being or having been a Trustee or officer except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. As to any matter disposed of by a compromise payment pursuant to a consent decree or otherwise, no indemnification for such payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The Board of Trustees may approve advance payments in connection with the indemnification; provided, however that the indemnified person provides a written undertaking to reimburse the Trust in the event it is determined that he is not entitled to such indemnification.

Inspection Rights: Under Maryland law, any stockholder of North Track or his agent may inspect and copy during usual business hours North Track’s by-laws, the minutes of proceedings of stockholders, annual statements of affairs and voting trust agreements on file at North Track’s principal office. In addition, Maryland law provides that one or more stockholders who together own at least 5% of any class of North Track’s outstanding shares who have been stockholders of record for at least six months also may (i) in person or by agent, on written request, inspect and copy during usual business hours the books of account and stock ledger of North Track, (ii) present to any officer or resident agent of North Track a written request for a statement of North Track’s affairs and (iii) in the event North Track does not maintain the original or a duplicate stock ledger at its principal office, present to any officer or resident agent of North Track a written request for a list of its stockholders. The Highmark Code of Regulations provides that the Trustees shall from time to time determine whether and to what extent, and at what times and places and under what conditions and regulation, the accounts and books of the Trust shall be open to the inspection of the shareholders.

~~SUBJECT TO COMPLETION~~

~~Preliminary Statement of Additional Information dated February 24, 2009~~

~~The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not a prospectus and is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.~~

HIGHMARK FUNDS

HIGHMARK EQUITY INCOME FUND

HIGHMARK GENEVA GROWTH FUND

HIGHMARK NYSE ARCA TECH 100 INDEX FUND

HIGHMARK WISCONSIN TAX-EXEMPT FUND

STATEMENT OF ADDITIONAL INFORMATION

[•], 2009

This Statement of Additional Information contains information which may be of interest to investors but which is not included in the combined Prospectus/Proxy Statement of HighMark Funds dated [•], 2009 (the “Prospectus/Proxy”) relating to the transfer of assets and certain liabilities of (i) North Track Equity Income Fund to HighMark Equity Income Fund, (ii) North Track Geneva Growth Fund to HighMark Geneva Growth Fund, (iii) North Track NYSE Arca Tech 100 Index Fund to HighMark NYSE Arca Tech 100 Index Fund, and (iv) North Track Wisconsin Tax-Exempt Fund to HighMark Wisconsin Tax-Exempt Fund (the “Reorganizations”). This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/ Proxy. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy. Copies of the Prospectus/Proxy may be obtained by writing North Track Funds, Inc., 200 South Wacker Dr., Suite 2000, Chicago, Illinois 60606, or calling: 1-800-826-4600. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy.

Certain disclosure has been incorporated by reference into this Statement of Additional Information from the Annual Report of North Track Funds, Inc., for the fiscal year ended October 31, 2008, copies of which may be obtained, without charge, by contacting North Track Funds, Inc. at 1-800-826-4600.

TABLE OF CONTENTS

Page(s)

HIGHMARK FUNDS

1

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

2

INVESTMENT RESTRICTIONS

35

1940 Act Restrictions.

38

Voting Information.

PORTFOLIO TURNOVER

DISCLOSURE OF PORTFOLIO HOLDINGS

44

Public Disclosure of Portfolio Holdings.

44

Disclosure of Non-Public Portfolio Holdings.

VALUATION

47

Valuation of the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

50

Purchases Through Financial Institutions.

Sales Charges.

Sales Charge Reductions and Waivers.

Additional Federal Income Tax Information.

MANAGEMENT OF HIGHMARK FUNDS

68

Trustees and Officers.

Codes of Ethics.

75

Investment Adviser.

Sub-Advisers.

Portfolio Managers.

Table of Contents - i

TABLE OF CONTENTS (cont'd)

Page(s)

Portfolio Transactions.

Administrator and Sub-Administrator.

Glass-Steagall Act.

85

Shareholder Services Plans.

Expenses.

Distributor.

Transfer Agent and Custodian Services.

Independent Registered Public Accounting Firm.

91

Legal Counsel.

ADDITIONAL INFORMATION

92

Proxy Voting Policies and Procedures.

92

Description of Shares.

Shareholder and Trustee Liability.

94

Share Ownership.

94

Miscellaneous.

APPENDIX A--DEBT RATINGS	A-1
APPENDIX B--PROXY VOTING POLICIES AND PROCEDURES	B-1
APPENDIX C--FINANCIAL STATEMENTS	C-1

Table of Contents - ii

STATEMENT OF ADDITIONAL INFORMATION

 HIGHMARK FUNDS

HIGHMARK EQUITY INCOME FUND

HIGHMARK GENEVA GROWTH FUND

HIGHMARK NYSE ARCA TECH 100 INDEX FUND

HIGHMARK WISCONSIN TAX-EXEMPT FUND

HighMark Funds is an open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of twenty-nine series of units of beneficial interest, four of which are covered by this Statement of Additional Information and represent interests in one of the following portfolios:

HighMark Equity Income Fund,

HighMark Geneva Growth Fund,

HighMark NYSE Arca Tech 100 Index Fund, and

HighMark Wisconsin Tax-Exempt Fund (each a “Fund” and collectively the “Funds”).

As of the date of this Statement of Additional Information, none of the Funds have commenced investment operations. HighMark Equity Income Fund (the “Equity Income Fund”), HighMark Geneva Growth Fund (the “Geneva Growth Fund”) and HighMark NYSE Arca Tech 100 Index Fund (the “NYSE Arca Tech 100 Index Fund”) are diversified series of HighMark Funds and HighMark Wisconsin Tax-Exempt Fund (the “Wisconsin Tax-Exempt Fund”) is a non-diversified series of HighMark Funds. For ease of reference, this Statement of Additional Information sometimes refers to the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund as the “Equity Funds”.

As described in the Prospectus/Proxy, the Funds have been divided into as many as four classes of shares (designated Class A, Class B and Class C Shares (collectively “Retail Shares”), and Fiduciary Shares) for purposes of HighMark Funds’ Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to such Funds’ Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as “Shares.” Holders of Shares are sometimes referred to in this Statement of Additional Information collectively as “shareholders.”

Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus/Proxy for the Funds. No investment in Shares of a Fund should be made without first reading the Prospectus/Proxy for such Shares.

 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following investment strategies supplement the investment objectives and policies of each Fund as set forth in the Prospectus/Proxy.

1.

Equity Securities.

Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks or, for even smaller companies, microcap companies or microcap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in interest rates may also affect the value of equity securities in market sectors that are considered interest rate sensitive, such as the finance sector.

2.

Initial Public Offerings.

Certain Funds may invest in initial public offerings (“IPOs”), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in developed and emerging markets.

3.

Debt Securities.

The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, HighMark Capital Management, Inc. (the “Adviser” or “HCM”) will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

4.

Convertible Securities.

Consistent with its investment objective, policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

5.

Asset-Backed Securities (non-mortgage).

Consistent with its investment objective, policies and restrictions, each Fund may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

6.

Bank Instruments.

Consistent with its investment objective, policies, and restrictions, each Fund may invest in bankers’ acceptances, certificates of deposit, and time deposits. See “Temporary Defensive Positions” below for a discussion of Wisconsin Tax-Exempt Fund’s use of bank instruments.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

7.

Commercial Paper and Variable Amount Master Demand Notes.

Consistent with its investment objective, policies and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

8.

Lending of Portfolio Securities.

Consistent with its investment objective, policies and restrictions, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions in order to generate additional income. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent with oversight by the Adviser and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund’s total assets. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and a Fund will call loans, vote proxies, or otherwise obtain rights to vote or consent if the Fund has knowledge that a material event affecting the investment is to occur and it is determined to be in the best interests of the Trust to recall the securities and vote the proxies even at the cost of foregoing the incremental revenue that could be earned by keeping the securities on loan.

9.

Repurchase Agreements.

Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds’ Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral’s value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund’s disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds’ Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

10.

Reverse Repurchase Agreements.

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

11.

U.S. Government Obligations.

Consistent with its investment objective, policies and restrictions, each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the applicable Fund’s net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see “Mortgage-Related Securities” below.

12.

Mortgage-Related Securities.

Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of “locking in” interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

Adjustable rate mortgage securities (“ARMS”) are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA’s, Fannie Mae’s, or Freddie Mac’s fees and any applicable loan servicing fees).

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Mortgage-related securities issued by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. The mortgage-related securities issued by Fannie Mae and Freddie Mac contain guarantees as to timely payment of interest and principal but are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under accounting principles generally accepted in the United States of

America, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

CMOs represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate (“LIBOR”). Each Fund may purchase fixed, adjustable, or “floating” rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations (“CMOs”) will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

Real estate mortgage investment conduits (“REMICs”) are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

The Funds may also, consistent with each such Fund’s investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities.

13.

Adjustable Rate Notes.

Consistent with its investment objective, policies and restrictions, each Fund may invest in “adjustable rate notes,” which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note’s market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note’s interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund’s non-fundamental 15% limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “INVESTMENT RESTRICTIONS” below.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days’ notice or at specified intervals, not exceeding 397 days and upon not more than thirty days’ notice.

14.

Shares of Mutual Funds.

Each Fund may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act, the rules thereunder or pursuant to an exemption therefrom. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. Additional restrictions on the Fund’s investments in the securities of a money market mutual fund are set forth under “Investment Restrictions” below.

Exchange-traded funds (“ETFs”) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

15.

When-Issued Securities and Forward Commitments.

Each Fund may enter into forward commitments or purchase securities on a “when-issued” basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a “when-issued” basis may increase the risk of fluctuations in a Fund’s net asset value.

When a Fund agrees to purchase securities on a “when-issued” basis or enter into forward commitments, HighMark Funds’ custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.

The Funds expect that commitments to enter into forward commitments or purchase “when-issued” securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund’s liquidity and the Adviser’s ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase “when-issued” securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund’s investment objective.

16.

Zero-Coupon Securities.

Consistent with its investment objective, policies and restrictions, each Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is required to be accrued by the Fund and included in the taxable income of the Fund over the term of the securities. Any such accrued income included in the Fund’s taxable income must be distributed to its shareholders despite the fact that the Fund has no corresponding receipt of cash on the securities. Therefore, these distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. See “Additional Federal Income Tax Information” below for a discussion of original issue discount, market discount and other related rules generally applicable to Fund investments in debt obligations.

17.

Options (Puts and Calls) on Securities.

Certain Funds may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

There are risks associated with such investments, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

18.

Covered Call Writing.

Consistent with its investment objective, policies and restrictions, each Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option’s strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

19.

Purchasing Call Options.

Consistent with its investment objective, policies and restrictions, each Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

20.

Purchasing Put Options.

Consistent with its investment objective, policies and restrictions, each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

21.

Options on Stock Indices.

Each Equity Fund may, consistent with its investment objective, policies and restrictions, engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the S&P 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund’s portfolio securities. Since a Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

22.

Risk Factors in Options Transactions.

The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser or, where applicable, its Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser or, where applicable, its Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund’s ability to realize its profits or limit its losses.

Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted.

If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

23.

Futures Contracts and Related Options.

Consistent with its investment objective, policies and restrictions, each Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund. The Funds may enter into futures contracts, typically related to capital market indices or specific financial securities.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as “contract markets,” approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

Although futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities or other acceptable securities as specified by the specific futures contract. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called “variation margin,” are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” Gains and losses on futures contracts are therefore recognized on a daily basis.

A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such closing transactions involve additional commission costs.

In addition, to the extent consistent with their investment objectives and policies, the Funds may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. A Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

At the maturity of a futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds’ securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund’s investment strategy.

When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

The Funds will claim an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, will not be subject to registration or regulation as a pool operator under that Act

24.

Options on Securities’ Futures Contracts.

The Funds will enter into written options on securities’ futures contracts only when in compliance with the U.S. Securities and Exchange Commission’s (the “SEC”) requirements, cash or equivalents equal in value to the securities’ value (less any applicable margin deposits) have been deposited in a segregated account of a Fund’s custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund’s total assets.

25.

Risk of Transactions in Securities’ Futures Contracts and Related Options.

Successful use of securities’ futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

26.

Index Futures Contracts.

Certain Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

A Fund’s ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund’s inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of equity securities, cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund’s custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the requirements under the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company and the Fund’s intention to qualify as such.

27.

Options on Index Futures Contracts.

Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

28.

General Characteristics of Currency Futures Contracts.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

29.

Taxation of Options and Futures.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

See “Additional Federal Income Tax Information” below for more discussion of U.S. federal income tax consequences of the Fund’s futures and options transactions.

30.

Municipal Securities.

The Wisconsin Tax-Exempt Fund may acquire municipal securities. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. In addition, private activity bonds that are issued by or on behalf of public agencies to finance privately operated facilities are included in the definition of Municipal Securities so long as they meet certain qualifications outlined in the Code. In general, in order to qualify as a Municipal Security, a private activity bond must fall into one of the following categories: (i) exempt facility bonds (i.e., bonds issued to finance certain qualifying facilities, including airports, docks, water and sewage facilities, affordable rental housing, certain hazardous waste facilities, and certain transportation facilities); (ii) qualified mortgage bonds (i.e., bonds issued to finance single family projects and certain other residential projects including housing for veterans); (iii) qualified small issue bonds (issuers are limited to $10,000,000 aggregate issuance); (iv) qualified student loan bonds; (v) qualified redevelopment bonds (i.e., bonds issued to finance projects for purposes of redevelopment in designated blighted areas); and (vi) qualified 501(c)(3) bonds (i.e., bonds issued for the benefit of qualified nonprofit corporations). In addition, the federal government imposes a volume cap each year that limits the aggregate amount of qualified private activity bonds other than qualified 501(c)(3) bonds that each issuing authority may issue.

As described in the Prospectus/Proxy, the two principal classifications of Municipal Securities consist of “general obligation” and “revenue” issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer or other entity whose financial resources are supporting the Municipal Securities, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.

In addition, Municipal Securities may include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Certain Municipal Securities are secured by revenues from municipal leases or installment purchase agreements (referred to as “certificates of participation” or “COPs”). COPs typically provide that the public obligor has no obligation to make lease or installment payments in future years unless the public obligor has use and possession of the leased property. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund’s policy to invest in COPs that are rated at a minimum rating of Baa3 by Moody’s Service, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Corporation (“S&P”), or if not rated, determined to be of comparably high quality by the Adviser, except with respect to the Wisconsin Tax-Exempt Fund for which there is no minimum rating required for investment.

Municipal Securities also include community facilities district (so-called “Mello-Roos”) and assessment district bonds, which are usually unrated instruments issued by or on behalf of specially-formed districts to finance the building of roads, sewers, water facilities, schools and other public works and projects that are primarily secured by special taxes or benefit assessments levied on property located in the district. Some of these bonds cannot be rated because (i) the tax or assessment is often the obligation of a single developer in a to-be-built residential or commercial project, (ii) there are a limited number of taxpayers or assessees, (iii) or the issues are deemed too small to bear the additional expense of a rating. The purchase of these bonds is based upon the Adviser’s determination that it is suitable for the Fund.

Municipal Securities may also include, but are not limited to, short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the public obligor’s receipt of taxes, fees, charges, revenues or subventions, the proceeds of future bond issues, or other revenues.

An issuer’s obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of property due to natural disasters or acts of war.

In addition, in accordance with its investment objective, the Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds, as described above. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power, if any, of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor’s rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property.

Certain Municipal Securities in the Fund may be obligations that finance affordable residential housing development. Continuing compliance by the owner of the project with certain tenant income and rental restrictions is generally necessary to ensure that the Municipal Securities remain tax-exempt.

Certain Municipal Securities in the Fund may be obligations that finance the acquisition of mortgages for low and moderate income single family homebuyers. These obligations may be payable solely from revenues derived from home loans secured by deeds of trust and may be subject to state limitations applicable to obligations secured by real property.

The Fund, in accordance with its investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Fund in the shares of other tax-exempt money market mutual funds are set forth under “Investment Restrictions” below.

The Fund may invest in municipal obligations that are payable solely from the revenues of hospitals and other health care institutions, although the obligations may be secured by the real or personal property of such institutions. Certain provisions under federal and state law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from gross income for federal income tax purposes or from Wisconsin personal income taxes are rendered at the time of issuance by legal counsel selected by the public issuer and purportedly experienced in matters relating to the validity of and tax exemption of interest payable with respect to Municipal Securities issued by states and their political sub-divisions. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

31.

Temporary Defensive Positions.

For temporary or liquidity purposes, the Wisconsin Tax-Exempt Fund may invest in taxable obligations. Under normal market conditions, no more than 20% of the Fund’s income distributions during any year will be includable in gross income for purposes of federal income tax or Wisconsin personal income tax. However, for temporary, defensive purposes, the Fund may invest without limitation in taxable obligations. Taxable obligations might include

•

Obligations of the U.S. Government, its agencies or instrumentalities

•

Other debt securities rated within one of the two highest rating categories by either Moody’s or S&P

•

Commercial paper rated in the highest rating category by either Moody’s or S&P

•

Certificates of deposit, time deposits and bankers’ acceptances of domestic banks which have capital, surplus and undivided profits of at least $100 million

•

High-grade taxable municipal bonds

•

Repurchase agreements with respect to any of the foregoing instruments

•

Cash

While the Fund is permitted to engage in these temporary defensive strategies, it is not required to do so. Prevailing market conditions could make it impossible for the Fund to do so. Also, these defensive strategies could hamper the Fund’s ability to achieve its investment objective.

32.

Tax-Exempt Obligations.

As used in this Statement of Additional Information, the term “tax-exempt obligations” refers to debt obligations issued by or on behalf of a state or territory of the United States or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income tax (except, in certain instances, the alternative minimum tax, depending upon the shareholder’s tax status) and generally from personal income tax in the state of issuance.

Obligations of issuers of tax-exempt obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the issuer’s ability to generate tax revenues. There is also the possibility that, as a result of litigation or other conditions, the authority or ability of an issuer to pay, when due, the principal of and interest on its tax-exempt obligations may be materially affected.

From time to time, legislation has been introduced in Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on tax- exempt obligations, some of which have been enacted. Additional proposals may be introduced or litigation may arise in the future which could change the tax treatment of interest on tax-exempt obligations and affect the availability of tax-exempt obligations for investment by the Fund and the value of securities held by the Fund. In such event, management of the Fund may discontinue the issuance of Shares to new investors and may re-evaluate the Fund’s investment objective and policies and adopt and implement possible changes to them and the investment program of the Fund.

Investments in Tax-Exempt Obligations of Wisconsin. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of Wisconsin tax-exempt obligations. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of Wisconsin.

Wisconsin’s economy, although fairly diverse, is concentrated in the manufacturing, services and trade sectors and is influenced by the vast supply of resources in the State. This diversification has traditionally helped the State’s economy to outperform the national economy. The State’s annual unemployment rate over the last 10 years has been similar to the national average. In recent years, the Wisconsin economy, like the rest of the nation, has slowed considerably, with limited or no growth in employment, personal income, consumer spending or business investment. As is the case with many states, Wisconsin faces challenges in balancing its budget. Future budgets may require additional taxes and a reduction in the amount of revenue the state allocates to local municipalities. A soft economy coupled with the prospect of lower revenue and assistance for municipalities could impact the value of the tax-exempt obligations in the Fund’s portfolio.

Investments in Tax-Exempt Obligations of Puerto Rico and Guam. From time to time the Wisconsin Tax-Exempt Fund may invest a significant portion of its assets in tax-exempt obligations issued by or on behalf of Puerto Rico or Guam or their respective agencies or instrumentalities. Accordingly, it will be susceptible to a number of complex factors affecting the issuers of Puerto Rico and Guam Securities, including political, economic, social, environmental, and regulatory policies and conditions. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of Puerto Rico and Guam Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities.

Puerto Rico Economy. Once primarily supported by agriculture, Puerto Rico’s economy now has a diverse manufacturing base and one of the most dynamic economies in the Caribbean region. Principal industries include pharmaceuticals, chemicals, machinery, electronics, apparel, food products and tourism. Most of Puerto Rico’s debt is issued by the major public agencies that are responsible for many of its public functions, such as water, wastewater, highways, telecommunications, education and public construction.

Guam Economy. Guam, the westernmost territory of the U.S., is located southwest of Hawaii and southeast of Japan. Tourism and, to a lesser extent, the U.S. military contribute significantly to Guam’s economy. A decrease in U.S. operations or tourism, or natural disasters, could lead to economic instability and volatility in the Guam municipal securities markets. Public sector employment in Guam is significant, with a large concentration of the labor force working for the local government or in federal jobs. The rest of the labor force works in the private sector. Major private sector employment categories include construction, trade and services.

33.

Foreign Investment.

Certain Funds may, consistent with their investment objective, policies and restrictions, invest in obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in American Depositary Receipts (“ADRs”). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the Nasdaq Stock Market. ADR prices are denominated in United States dollars, although the underlying security may be denominated in a foreign currency.

Certain Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund’s investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

34.

Foreign Currency Transactions.

Consistent with their investment objective, policies and restrictions, certain Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. A Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (“transaction hedging”), and to protect the value of specific portfolio positions (“position hedging”). A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase or sell foreign currency futures contracts (“futures contracts”). A Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and a Fund’s ability to engage in hedging and related options transactions may be limited by tax considerations.

35.

Transaction Hedging.

When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

For transaction hedging purposes certain Funds may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

36.

Position Hedging.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

At the discretion of the Adviser or Sub-Adviser, certain Funds may employ the currency hedging strategy known as “cross-hedging” by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund’s total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

37.

Currency Forward Contracts.

Consistent with their investment objective, policies and restrictions, certain Funds may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund’s securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund’s investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of a Fund will be served.

When the Adviser and/or Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

38.

Index-Based Investments.

Index-Based Investments, such as S&P Depository Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”) and Dow Jones DIAMONDS (“Diamonds”), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

39.

Medium Cap/Small Cap/Microcap/Special Equity Situation Securities.

Consistent with its investment objective, policies and restrictions, each Fund may invest in the securities of medium capitalization companies, small capitalization companies, micro capitalization companies and companies in special equity situations. The Funds consider companies to have a medium market capitalization if their capitalization is within the range of those companies in the Russell Midcap Index. The Funds consider companies to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. The Funds consider companies to have microcapitalizations if their capitalizations are equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index. The Funds consider companies to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of the Funds’ investments are significant.

40.

High Yield Securities.

Consistent with its investment objective, policies and restrictions, each Fund may invest in lower rated securities. Fixed-income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

41.

Money Market Instruments.

Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

42.

Treasury Receipts.

Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). TRs, TIGRs and CATS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

43.

Illiquid Securities.

Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

44.

Restricted Securities.

Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds’ Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the “private placement” exemption from registration under Section 4(2) of the Securities Act of 1933 (whether or not such paper is a Rule 144A security).

45.

Real Estate Investment Trusts.

Consistent with its investment objective, policies and restrictions, each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

46.

Treasury Inflation Protected Securities.

Treasury inflation protected securities (“TIPs”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPs are structured so that inflation accrues into the principal value of the bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. TIPs have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate is fixed at issuance, but over the life of the security this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. The value of TIPs and other inflation linked securities is expected to change in response to changes in real interest rates. In addition, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. The periodic adjustment of U.S. inflation linked securities is currently tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. There can no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services.

 INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund’s restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

Each of the Funds:

1.

May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

2.

May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

3.

May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

4.

May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Each of the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund:

May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

Geneva Growth Fund:

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Equity Income Fund:

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, except that the Fund may concentrate investments in the financial services sector.

NYSE Arca Tech 100 Index Fund:

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, except that the Fund may concentrate investments in the technology sector.

Wisconsin Tax-Exempt Fund:

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, except that the Fund may concentrate investments in the housing, healthcare or utilities industries.

Wisconsin Tax-Exempt Fund:

Under normal market conditions, at least 80% of the total assets of the Wisconsin Tax-Exempt Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and Wisconsin personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.

The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund’s non-

fundamental investment restrictions will be communicated to the Fund’s shareholders prior to effectiveness.

The Following Investment Limitations Are Non-Fundamental Policies. The Funds May Not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

3.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

4.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

The Following Non-Fundamental Policy Will Not be Changed Without 60 Days’ Advance Notice to Shareholders:

1.

Under normal circumstances, the Equity Income Fund will invest at least 80% of its assets in equity securities.

2.

Under normal circumstances, the NYSE Arca Tech 100 Index Fund will invest at least 80% of its assets in investments that have economic characteristics similar to equity securities contained in the underlying index.

Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in the non-fundamental policy identified immediately above with respect to such Fund will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

1940 Act Restrictions.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances. The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act or the rules thereunder, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs).

Additionally, the 1940 Act limits the Funds’ ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Diversification.

The Wisconsin Tax-Exempt Fund is a non-diversified fund under the 1940 Act. This means the Fund can invest more than 25% of its assets in issuers in which the Fund holds individual positions that are greater than 5% of the Fund’s assets. Concentrated positions in the securities of a single issuer expose the Fund to a greater risk of loss from declines in the prices of these securities.

The Wisconsin Tax-Exempt Fund may not always be able to find a sufficient number of issues of securities that meet its investment objective and criteria. As a result, the Fund from time to time may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, some of which may be subject to the same economic trends and/or be located in the same geographic area. The Fund’s securities may therefore be more susceptible to a single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

The Fund also intends to comply with the diversification requirements for regulated investment companies contained in the Code. These provisions of the Code presently require that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, the securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and an amount not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined in the Code).

For purposes of this diversification test, the identification of the issuer of a tax-exempt obligation depends on the terms and conditions of the security.

Industry Concentration.

At times, the Equity Income Fund will invest a significant portion of its assets in the financial services sector. Accordingly, the Fund is subject to the risks associated with the financial services sector and, to the extent, this sector or a portion thereof is considered a group of related industries, is concentrated. Therefore, from time to time the Fund may concentrate (i.e., invest more than 25% of the Fund’s assets) its investments in a single industry or group of related industries that comprise the financial services sector. Issuers in such an industry or group of related industries may be subject to the same economic trends. Securities held by this Fund may, therefore, be more susceptible to any single economic, political, regulatory or industry-specific occurrence than the portfolio securities of many other investment companies.

The NYSE Arca Tech 100 Index Fund will invest substantially all of its assets in technology-based companies because such companies make up the NYSE Arca Tech 100 Index. Accordingly, the Fund is subject to the risks associated with the technology sector and, to the extent the sector or a portion thereof is considered a group of related industries, is concentrated. Moreover, because the composition of the index changes from time to time, there may be periods in which the companies in a particular industry constitute more than 25% of the index. Given its investment objective and principal strategies, the NYSE Arca Tech 100 Index Fund will not take any action to avoid such concentration. As a result, a relatively high percentage (i.e., more than 25%) of the Fund’s assets may be concentrated from time to time in stocks of issuers within a single industry or group of related industries. Such issuers may be subject to the same economic trends. Securities held by the Fund may, therefore, be more susceptible to any single economic, political, regulatory or industry-specific occurrence than the portfolio securities of many other investment companies.

The Wisconsin Tax-Exempt Fund may invest 25% or more of its total assets in revenue bonds (including private activity and industrial development bonds), provided it may not invest 25% or more of its total assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry. However, the Fund may invest without limitation, in circumstances in which other appropriate available investments are in limited supply, in housing, health care and/or utility obligations. In such circumstances, economic, business, political and other changes affecting one bond might also affect other bonds in the same segment, thereby potentially increasing market or credit risk. Appropriate available investments may be in limited supply, from time to time in the opinion of the Adviser, due to, among other things, the Fund’s investment policy of investing primarily in obligations of Wisconsin (and municipalities, other political subdivisions and public authorities thereof) and of investing primarily in investment grade securities. The exclusion from gross income for purposes of federal income taxes and Wisconsin personal income taxes for certain housing, health care and utility bonds depends on compliance with relevant provisions of the Code and the Wisconsin Administrative Code. The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, failure to meet these ongoing requirements may preclude the holder from accelerating payment of the bond or requiring the issuer to redeem the bond. In any event, where the Federal Housing Administration (“FHA”) or another mortgage insurer insures a mortgage that secures housing bonds, the FHA or other issuer may be required to consent before insurance proceeds would become payable to redeem the bonds.

Housing Obligations. The Wisconsin Tax-Exempt Fund may invest, from time to time, 25% or more of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Housing authority obligations (which are not general obligations of Wisconsin) generally are supported to a large extent by federal housing subsidy programs. The failure of a housing authority to meet the qualifications required for coverage under the federal programs, or any legal or administrative determination that the coverage of such federal program is not available to a housing authority, could result in a decrease or elimination of subsidies available for payment of principal and interest on such housing authority’s obligations. Weaknesses in federal housing subsidy programs and their administration also could result in a decrease of those subsidies. Repayment of housing loans and home improvement loans in a timely manner depends upon factors affecting the housing market generally, and upon the underwriting and management ability of the individual agencies (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments). Economic developments, including fluctuations in interest rates, failure or inability to increase rentals and increasing construction and operating costs, also could adversely affect revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from pre-payments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Health Care Obligations. The Wisconsin Tax-Exempt Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospitals and health care facilities or equipment. The ability of a health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations depends upon, among other things, the revenues, costs and occupancy levels of the facility. Some factors that could affect revenues and expenses of hospitals and health care facilities include, among others, demand for health care services at the particular type of facility, increasing costs of medical technology, utilization practices of physicians, the ability of the facilities to provide the services required by patients, employee strikes and other adverse labor actions, economic developments in the service area, demographic changes, greater longevity and the higher medical expenses of treating the elderly, increased competition from other health care providers and rates that can be charged for the services provided.

Additionally, federal and state programs such as Medicare and Medicaid, as well as private insurers, typically provide a major portion of hospital revenues. The future solvency of the Medicare trust fund is periodically subject to question. Changes in the compensation and reimbursement formulas of these governmental programs or in the rates of insurers may reduce revenues available for the payment of principal of or interest on hospital revenue bonds. Governmental legislation or regulations and other factors, such as the inability to obtain sufficient malpractice insurance, may also adversely affect the revenues or costs of hospitals. Future actions by the federal government with respect to Medicare and by the federal and state governments with respect to Medicaid, reducing the total amount of funds available for either or both of these programs or changing the reimbursement regulations or their interpretation, could adversely affect the amount of reimbursement available to hospital facilities. A number of additional legislative proposals concerning health care are typically under review by the United States Congress at any given time. These proposals span a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of prepaid health care plans. The Fund cannot predict what legislative reforms may be made in the future in the health care area and what effect, if any, they may have on the health care industry generally or on the creditworthiness of health care issuers of securities held by the Fund.

Utility Obligations. The Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or 70 expansion of utilities. Various future economic and other conditions may adversely affect utility entities, including inflation, increases in financing requirements, increases in raw materials, construction and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

Voting Information.

As used in this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of HighMark Funds or a particular Fund or a particular class of Shares of

HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.

 PORTFOLIO TURNOVER

A Fund’s turnover rate is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that the Equity Income Fund’s portfolio turnover rate will be between 40% - 100% under normal market conditions, the Geneva Growth Fund’s portfolio turnover rate will be between 15% - 50% under normal market conditions, the NYSE Arca Tech 100 Index Fund’s portfolio turnover rate will be below 30% under normal market conditions, and the Wisconsin Tax-Exempt Fund’s portfolio turnover rate will be between 5% - 20% under normal market conditions.

 DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser has established a policy governing the disclosure of each Fund’s portfolio holdings which is designed to protect the confidentiality of a Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. HighMark Funds’ Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that they deem appropriate. Exceptions to this policy may be authorized by the Adviser’s chief compliance officer or his or her designee (the “CCO”).

Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

Public Disclosure of Portfolio Holdings.

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, each Fund may make its portfolio holdings publicly available on HighMark Funds’ website in such scope and form and with such frequency as the Adviser may reasonably determine. The Prospectus/Proxy describes, to the extent applicable, the type of information that is disclosed on HighMark Funds’ website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

A Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund would, in accordance with its prospectus, make such information available on HighMark Funds’ website; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Notwithstanding the foregoing, a Fund may disclose information relating to specific portfolio holdings from time to time on HighMark Funds’ website if such disclosure is approved in advance by the CCO, even though the Fund’s prospectus does not specifically describe such disclosure. A Fund will consider such information publicly disclosed after the information is available on HighMark Funds’ website or at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings.

A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include Ziegler Capital Management, LLC (sub-adviser to the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Wisconsin Tax-Exempt Fund), Geneva Capital Management Ltd. (sub-adviser to the Geneva Growth Fund), the Funds’ custodian (Union Bank, N.A.), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel, financial printer (R.R. Donnelley), accounting agent and Sub-Administrator (PNC Global Investment Servicing (U.S.) (“PNC”)), the Class B Shares financier (SG Constellation, LLC) and the Funds’ proxy voting services, currently RiskMetric Group ISS Governance Services and Glass Lewis & Co. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently the Funds provide such information to Moody’s and S&P, in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently, the Funds provide such information to consulting companies including (but not limited to) the following: Callan Associates, Wilshire Associates, Investor Force, Mercer Investment Consulting and eVestment Alliance. These rating and ranking organizations and consulting companies are required to keep each Fund’s portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund’s policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

General Considerations and Board Oversight. The CCO will only approve the disclosure of a Fund’s portfolio securities if the CCO determines that such disclosure is in the best interests of the Fund’s shareholders or that no potential conflict of interest exists or could arise from such disclosure. When assessing potential conflicts of interest, the CCO will consider, among other factors, potential conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the sub-advisers, principal underwriter, or any affiliated person of a Fund, the Adviser, its sub-adviser or its principal underwriter, on the other.

HighMark Fund’s Board of Trustees reviews the Funds’ policies and procedures relating to the disclosure of portfolio holding on an annual basis. In addition, the CCO will report to the Audit Committee of the Board of Trustees on a quarterly basis any public or non-public disclosure of portfolio holdings that significantly deviates from a Fund’s usual scope, form and/or frequency of disclosure.

 VALUATION

As disclosed in the Prospectus/Proxy, the net asset value per share of each Fund for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), on days on which the New York Stock Exchange is open for business.

Valuation of the Funds.

Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt and fixed income investments may be priced by the independent, third-party pricing agents approved by HighMark Funds’ Board of Trustees. These third-party pricing agents may employ various methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques that generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to HighMark Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value.

If an equity or fixed income security price cannot be obtained from an independent third party pricing agent as described above, the Sub-Administrator will contact the Administrator for up to two possible independent brokers to utilize as quote sources, if available. To ensure independence, the Sub-Administrator will contact these brokers directly in order to obtain quotations in writing for each day a price is needed. If the Sub-Administrator is able to obtain two quotes, the average of the two quotes will be utilized. If the Sub-Administrator is able to obtain only one quote by 3:00 PM the Sub-Administrator will utilize the single quote for that day.

The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Sub-Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by HighMark Funds for this conversion are captured as of the New York Stock Exchange close each day. In markets where foreign ownership of local shares is limited, foreign investors invest in local shares by holding “foreign registered shares.” If the limit of permitted foreign ownership is exceeded, foreign registered shares’ trading activity may be restricted resulting in a stale price. When there is no price on the valuation date for foreign registered shares or if the price obtained is determined to be stale, the foreign registered shares will be valued by reference to the price of the corresponding local shares.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Equity and index options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contacts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Rights and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, the rights will be valued at the security’s current price minus the rights’ strike price. If the security’s current price is lower than the rights’ strike price, the rights will be priced at zero value.

If the value for a security cannot be determined using the methodologies described above, the security’s value will be determined using the Fair Value Procedures established by the Board of Trustees. The Fair Value Procedures will be implemented by a Fair Value Committee (the “Committee”) designated by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the Adviser or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the Sub-Administrator and request that a Committee meeting be called.

HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” – representing the correlation between the price of a specific foreign security and movements in the U.S. market – before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor.

 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of the Funds calculated to three decimal places.

Although HighMark Funds’ policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Funds and all the other series of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds’ net assets.

HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.

If a Fund holds portfolio securities listed on foreign exchanges that trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund’s redeemable securities may be significantly affected on days when the investor has no access to the Fund.

Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

Purchases Through Financial Institutions.

Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons (“Customers”) through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution’s procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank, N.A. and its affiliates), may charge customers a fee with respect to exchanges made on the customer’s behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

The Funds participate in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem Shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. The customer order will be priced at the Fund’s Net Asset Value next computed after acceptance by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund Shares.

Sales Charges.

Front-End Sales Charges. The commissions shown below apply to sales through authorized dealers and brokers. Under certain circumstances, HCM may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectus/Proxy. In addition, HCM may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to attend due diligence meetings to increase their knowledge of HighMark Funds. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be “underwriters” under the Securities Act of 1933. Commission rates may vary among the Funds.

EQUITY INCOME FUND, GENEVA GROWTH FUND

AND NYSE ARCA TECH 100 FUND

CLASS A SHARES
		Sales Charge as
	Sales Charge	Appropriate	Commission as
	as Percentage	Percentage of Net	Percentage of
Amount of Purchase	of Offering Price	Amount Invested	Offering Price
0 - $49,999	5.50%	5.82%	4.95%
$50,000 -- $99,999	4.50%	4.71%	4.05%
$100,000 -- $249,999	3.75%	3.90%	3.38%
$250,000 -- $499,999	2.50%	2.56%	2.25%
$500,000 -- $999,999	2.00%	2.04%	1.80%
$1,000,000 and Over*	0.00%	0.00%	0.00%

———————

*

A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

WISCONSIN TAX-EXEMPT FUND

CLASS A SHARES
		Sales Charge as
	Sales Charge	Appropriate	Commission as
	as Percentage	Percentage of Net	Percentage of
Amount of Purchase	of Offering Price	Amount Invested	Offering Price
$0-$99,999	2.25%	2.30%	2.03%
$100,000-$249,999	1.75%	1.78%	1.58%
$250,000-$499,999	1.25%	1.27%	1.13%
$500,000-$999,999	1.00%	1.01%	0.90%
$1,000,000 and Over*	0.00%	0.00%	0.00%

———————

*

A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

Contingent Deferred Sales Charges (“CDSC”). In determining whether a particular redemption is subject to a contingent deferred sales charge, calculations consider the number of Shares a shareholder is selling, not the value of the shareholder’s account. To keep the CDSC as low as possible, each time a shareholder asks to sell Shares, the Funds will first sell any Shares in the shareholder’s account that carry no CDSC. If there are not enough of these Shares to meet the shareholder’s request, the Funds will then sell those Shares that have the lowest CDSC next. This method should result in the lowest possible sales charge.

Sales Charge Reductions and Waivers.

In calculating the sales charge rates applicable to current purchases of a Fund’s Class A Shares, a “single purchaser” is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of series of HighMark Funds, including the Funds and other series of HighMark Funds (the “Eligible Funds”), which are sold subject to a comparable sales charge.

The term “single purchaser” refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask HighMark Funds for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

Letter of Intent. By initially investing at least $1,000 and submitting a Letter of Intent (the “Letter”) to HighMark Funds, a “single purchaser” may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the shareholder must notify HighMark Funds at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify HighMark Funds that such purchases are applicable under the Letter.

Rights of Accumulation. In calculating the sales charge rates applicable to current purchases of Class A Shares, a “single purchaser” is entitled to cumulate current purchases with the current market value of previously purchased Class A, Class B and Class C Shares of all series of HighMark Funds.

To exercise your right of accumulation based upon Shares you already own, you must ask HighMark Funds for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reductions for Qualified Groups. Reductions in sales charges also apply to purchases by individual members of a “qualified group.” The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the “related parties” of such company. For purposes of this paragraph, a “related party” of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

CDSC Waivers. The contingent deferred sales charge is waived on redemption of Shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

The contingent deferred sales charge is waived on redemption of Class C Shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a Section 457 plan, even if more than one beneficiary or participant is involved.

Additional Federal Income Tax Information.

General. The following discussion of U.S. federal income tax consequences of investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid− generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in subsection (a) of the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of meeting the diversification requirement described in subsection (b) of the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for amounts distributed to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible (i) to be treated as “qualified dividend income” in the case of shareholders taxed as individuals and (ii) for the dividends - received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Distributions. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net realized capital gain. Any investment company taxable income (retained by a Fund) will be subject to fund-level tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to fund-level tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend (defined below) purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or later if the Fund is permitted to so elect and so elects) and any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in additional Fund Shares through automatic reinvestment. Such distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment in that Fund (and thus were likely included in the price the shareholder paid) and even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s net asset value reflects either gains that are unrealized, or income or gains that are realized but not yet distributed. Such realized income or gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in its Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

For federal income tax purposes, distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the capital gain, rather than how long a shareholder has owned his or her Shares. Distributions of each Fund’s net capital gain (i.e., the excess of a Fund’s net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, are taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. Distributions of net short-term capital gains from the sale of investments that a Fund owned (or was deemed to have owned) for one year or less will be taxable as ordinary income to the extent they exceed the Fund’s net long-term capital losses (if any).

For taxable years before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Wisconsin Tax-Exempt Fund does not expect a significant portion of its distributions to be derived from qualified dividend income. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, “gross income” includes a Fund’s gain on dispositions of stock and securities only to the extent net short-term capital gain exceeds net long-term capital loss.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, to the extent that the Fund makes distributions of income received by the Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends to shareholders. Similar consequences may apply to repurchase agreements and certain derivative transactions.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction otherwise may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of the Code (e.g., the dividends-received deduction is reduced in the case of a dividend received on debt financed portfolio stock (generally, stock acquired with borrowed funds)).

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Sale or Redemption of Fund Shares. Shareholders who sell, exchange or redeem Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have been held for 12 months or less. Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund Shares. If a shareholder of the Wisconsin Tax-Exempt Fund receives an exempt-interest dividend with respect to a share and such share is held for six months or less, any loss on the sale or exchange of such share to the extent of the amount of the exempt-interest dividend will be disallowed. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, all or a portion of any loss realized on a taxable disposition of Fund Shares will be disallowed to the extent that a Fund shareholder purchases other substantially identical Fund Shares within a period beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Exempt-Interest Dividends (Wisconsin Tax-Exempt Fund only). A Fund can pay tax-exempt interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. The Wisconsin Tax-Exempt Fund intends to satisfy this requirement. Fund distributions designated as “exempt-interest dividends” are not generally subject to federal income tax, but they may be subject to state and local taxes. In addition, an investment in any Fund, including the Wisconsin Tax-Exempt Fund, may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, to the extent the Wisconsin Tax Exempt Fund invests in “private activity bonds” as described under “Tax-Exempt Obligations” above, certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

A shareholder, who receives Social Security or railroad retirement benefits, should consult his or her tax adviser to determine what effect, if any, an investment in the Wisconsin Tax-Exempt Fund may have on the federal taxation of such benefits. Tax-exempt dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of the Wisconsin Tax-Exempt Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, except that any Capital Gain Dividends will be taxable as long-term capital gains, as otherwise described herein. Gains realized by the Wisconsin Tax-Exempt Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders, in the same manner as described earlier for gains on sale of taxable investments by a Fund. The Wisconsin Tax-Exempt Fund may invest a portion of its assets in securities that generate income subject to federal and state taxes.

Original Issue Discount, Payment-in-Kind Securities, Market Discount and Acquisition Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Yield Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a U.S. federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a

Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election would be made (if and when necessary). CRTs are urged to consult their tax advisers concerning the consequences of investing in a Fund.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions. Income received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Passive Foreign Investment Companies. Equity investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from such a company or on the proceeds from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders; however, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund may alternatively make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Either election may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A PFIC is generally defined as any foreign corporation: (i) that has an passive income equal to 75% or more of gross income for the taxable year, or (ii) that has an average amount of assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income equal to at least 50% of total assets. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, foreign currency gains, income from notional principal contracts, and payments in lieu of dividends. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Hedging. A Fund’s transactions in options, futures contracts, and other derivative instruments, and foreign currencies, as well as hedging transactions and short sales in general will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make appropriate tax elections and appropriate entries in its books pertaining to such transactions in a manner believed to be in the best interests of the Fund. In addition, because the tax rules applicable to such transactions may be uncertain under current U.S. federal income tax law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any).

If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Back-up Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to establish an exemption from back-up withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss on disposition of Fund Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Special Considerations for Non-U.S. Shareholders. Distributions properly designated as Capital Gain Dividends and exempt-interest dividends (discussed below) generally will not be subject to withholding of federal income tax. However, as noted above, exempt-interest dividends may be subject to backup withholding. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions to taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions to tax years beginning on or after January 1, 2010.

In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A beneficial holder of Shares who is a foreign shareholder is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business in the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend (provided certain other conditions are met), or (iii) the Shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund to the extent it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of Shares in a Fund to the extent it is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs -- USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC -- the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. To the extent a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund if it were to be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

To the extent a Fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2009, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of the Fund would also be subject to “wash sale” rules to prevent the avoidance of the tax-filing and tax-payment obligations discussed above through the sale and repurchase of Fund Shares.

In addition, to the extent a Fund is a USRPHC it typically must withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2009, no withholding is generally required with respect to amounts paid in redemption of Shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2009, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its Shares as described above. It is currently unclear whether Congress will extend this exemption from withholding beyond December 31, 2009.

In order for a foreign shareholder to qualify for exemption from withholding as described above or for lower withholding tax rates under income tax treaties, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

General.

The foregoing discussion is for general purposes only. Accordingly, potential purchasers of Shares of the Funds are urged to consult their tax advisers regarding the specific federal tax consequences of purchasing, holding and disposing of Shares of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

 MANAGEMENT OF HIGHMARK FUNDS

Trustees and Officers.

Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees are elected by HighMark Funds’ shareholders and have overall responsibility for the management of the Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be “interested persons” of HighMark Funds as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of HighMark Funds are referred to as “Interested Board Members.” Currently, HighMark Funds has 6 Independent Trustees and one Interested Board Member. The Board of Trustees met 7 times during the last fiscal year.

Standing Committees. There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee. The functions of the Audit Committee are: (a) to oversee HighMark Funds’ accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of HighMark Funds’ financial statements and the independent registered public accounting firm therefor; and (c) to act as a liaison between HighMark Funds’ independent registered public accounting firm and the full Board of Trustees. The members of the Audit Committee are David Goldfarb (Chair), Thomas Braje, Evelyn Dilsaver and David Benkert (Ex Officio). The Audit Committee met 4 times during the last fiscal year. The functions of the Governance Committee are: (a) to identify candidates to fill vacancies on the Board of Trustees; and (b) to review and make recommendations to the Board of Trustees regarding certain matters relating to the operation of the Board of Trustees and its committees, including Board size, composition and chairmanship; policies regarding Trustee independence, ownership of Fund Shares, compensation and retirement; and the structure, responsibilities, membership and chairmanship of Board committees. The members of the Governance Committee are Robert Whitler (Chair), Michael Noel, Earle Malm and David Benkert (Ex Officio). The Governance Committee met 4 times during the last fiscal year. The Governance Committee does not currently have procedures in place for the consideration of nominees recommended by shareholders.

The following table sets forth certain information concerning each Board member and executive officer of HighMark Funds.

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member[4]
INDEPENDENT TRUSTEES
DAVID BENKERT Age: 51	Trustee, Chairman	Since 03/04	From April 1, 1992 to present, Director, Navigant Consulting, Inc. (Financial Consulting – Disputes and Investigations).	29	None
THOMAS L. BRAJE Age: 65	Trustee, Vice Chairman	Since 06/87	Prior to retirement in October 1996, Vice President and Chief Financial Officer of Bio Rad Laboratories, Inc.	29	None
EVELYN DILSAVER Age: 53	Trustee	Since 01/08	Formerly Executive Vice President for The Charles Schwab Corporation, and President and Chief Executive Officer of Charles Schwab Investment Management. Prior to July 2004, Senior Vice President, Asset Management Products and Services. Prior to July 2003, Executive Vice President - Chief Financial Officer and Chief Administrative Officer for U.S. Trust Company, a subsidiary of The Charles Schwab Corporation.	29	Longs Drug Corporation (LDG); Aeropostale, Inc. (ARO); Tamalpais Bancorp (TAMB)
DAVID A. GOLDFARB Age: 66	Trustee	Since 06/87	Partner, Goldfarb & Simens, Certified Public Accountants.	29	None

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member[4]
MICHAEL L. NOEL Age: 67	Trustee	Since 12/98	President, Noel Consulting Company since 1998. Member, Saber Partners (financial advisory firm) since 2002. Member, Board of Directors, Avista Corp. (utility company), since January 2004. Member, Board of Directors, SCAN Health Plan, since 1997. From April 1997 to December 1998, Member of HighMark Funds Advisory Board.	29	Avista Corp. (AVA)
ROBERT M. WHITLER Age: 70	Trustee	Since 12/98	From April 1997 to December 1998, Member of HighMark Funds Advisory Board. Prior to retirement in 1996, Executive Vice President and Chief Trust Officer of Union Bank, N.A.	29	None
INTERESTED BOARD MEMBERS AND OFFICERS
EARLE A. MALM II* 350 California Street San Francisco, CA 94104 Age: 59	Trustee; President	Since 12/05 (President) Since 01/08 (Trustee)	President, Chief Executive Officer and Director of the Adviser since October 2002. Chairman of the Board of the Adviser since February 2005	29	N/A
COLLEEN CUMMINGS 4400 Computer Drive Westborough, MA 01581 Age: 38 ~~37~~	Controller and Chief Financial Officer	Since 12/07

Vice President and Director, Client Services Administration, PNC Global Investment Servicing (U.S.) Inc. since 2004. Senior Manager, Fund Administration, PNC Global Investment Servicing (U.S.) Inc. from 1998 to 2004.

				N/A	N/A

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member[4]
PAMELA O’DONNELL 350 California Street San Francisco, CA 94104 Age: 44	Treasurer	Since 12/05

Vice President and Director of Mutual Fund Administration of the Adviser since 2005. Vice President of Operations and Client Service of the Adviser from 2003 to 2005. Vice President of Finance and Administration of MiFund, Inc. from March 2000 to May 2002.

				N/A	N/A
CATHERINE M. VACCA 350 California Street San Francisco, CA 94104 Age: 51	Chief Compliance Officer	Since 09/04

Senior Vice President and Chief Compliance Officer of the Adviser since July 2004. From December 2002 to July 2004, Vice President and Chief Compliance Officer, Wells Fargo Funds Management, LLC. From November 2000 to February 2002, Vice President and Head of Fund Administration, Charles Schwab & Co., Inc.

				N/A	N/A
DAVID JAMES 99 High Street, 27th Floor Boston, MA 02110 Age: 38	Secretary	Since 12/07

Vice President and Counsel of PNC Global Investment Servicing (U.S.) Inc., since June 2006. Counsel and Assistant Vice President at State Street Bank and Trust Company from June 2000 through December 2004. Retired during 2005.

				N/A	N/A
R. GREGORY KNOPF 445 S. Figueroa Street Suite #306 Los Angeles, CA 90071 Age: 58	Vice President and Assistant Secretary	Since 09/04	Managing Director of the Adviser since 1998.	N/A	N/A

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member[4]
CAROL GOULD 99 High Street, 27th Floor Boston, MA 02110 Age: 48 ~~49~~	Vice President and Assistant Secretary	Since 09/08	Assistant Vice President and Manager of PNC Global Investment Servicing (U.S.) Inc. since November 2004. Self-employed consultant from September 2002 to November 2004.	N/A	N/A

———————

1

Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

2

Each Trustee shall hold office during the lifetime of HighMark Funds until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with HighMark Funds’ Declaration of Trust.

The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with HighMark Funds’ Amended and Restated Code of Regulations.

3

The “HighMark Funds Complex” consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.

4

Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*

Earle Malm is an “interested person” under the 1940 Act by virtue of his position with HighMark Capital Management, Inc.

The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securitiesin the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David Benkert	None	$10,001 - $50,000

Thomas L. Braje	None	>$100,000

Evelyn Dilsaver	None	None

David A. Goldfarb	None	>$100,000[1]

Earle A. Malm II	None	>$100,000

Michael L. Noel	None	>$100,000[1]

Robert M. Whitler	None	>$100,000[1]

———————

1

Separate from the amounts disclosed in the table, pursuant to the deferred payment arrangements described below, as of December 31, 2008, the market value of fees deferred by Mr. Goldfarb invested in HighMark Bond Fund, HighMark

International Opportunities Fund and HighMark Growth & Income Allocation Fund totaled approximately $66,000; the market value of fees deferred by Mr. Noel invested in HighMark Capital Growth Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Value Momentum Fund and HighMark Bond Fund totaled approximately $80,000 and the market value of fees deferred by Mr. Whitler invested in HighMark Large Cap Growth Fund, HighMark Value Momentum Fund, HighMark Capital Growth Allocation Fund and HighMark Growth & Income Allocation Fund totaled approximately $119,000.

As of December 31, 2008, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds. Mr. Goldfarb has an unsecured line of credit with Union Bank, N.A. (“Union Bank”) the parent company of the Funds’ investment adviser, HCM, with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2008, the amount outstanding was approximately $5,000. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $70,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank with a limit of $600,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $575,000. As of December 31, 2008, the amount outstanding was approximately $425,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of Union Bank prior to his retirement in 1996. As of December 31, 2008, the amount outstanding in the deferred compensation account was approximately $164,000. Mr. Whitler received payments from the deferred compensation account totaling approximately $73,790, $74,088 and $72,859 for the years ended December 31, 2008, 2007 and 2006, respectively. Mr. Whitler expects to receive annual payments from the account of approximately $62,000 for 2009, $61,000 for 2010 and $47,000 for 2011.

The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of HCM, PNC and/or HighMark Funds Distributors, Inc. (“HMFD”) other than the Trust’s Chief Compliance Officer, receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. HCM, PNC and HMFD receive administration, sub-administration, shareholder servicing and/or distribution fees directly or indirectly from each of the Funds. See “Administrator and Sub-Administrator” and “Distributor” below.

The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark Funds:

Name	Position Held with Affiliated Person or Principal Underwriter
Earle A. Malm II	HighMark Capital Management, Member of the Board of Directors, Chairman of the Board, President and Chief Executive Officer
Pamela O’Donnell	HighMark Capital Management, Vice President and Director of Mutual Funds Administration
Catherine Vacca	HighMark Capital Management, Senior Vice President, Chief Compliance Officer

and Assistant Secretary
Colleen Cummings	PNC Global Investment Servicing (U.S.) Inc., Vice President and Director, Client Service Administration
David James	PNC Global Investment Servicing (U.S.) Inc., Vice President and Counsel
R. Gregory Knopf	HighMark Capital Management, Senior Vice President and Managing Director
Carol Gould	PNC Global Investment Servicing (U.S.) Inc., Assistant Vice President and Manager

During the fiscal year ended July 31, 2008, fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees aggregated $367,125. This amount includes $32,375 in fees paid to Joseph C. Jaeger, who retired from the Board of Trustees on December 31, 2007. Earle Malm, as an Interested Board Member, is not paid compensation by HighMark Funds. The following table sets forth information concerning amounts paid and retirement benefits accrued during the fiscal year ended July 31, 2008:

Pension or
	Aggregate	Retirement		Total Compensation
	Compensation	Benefits Accrued	Estimated Annual	from Fund
Name and	from HighMark	as Part of Fund	Benefits Upon	Complex Paid to
Position[1]	Funds[2]	Expenses	Retirement	Trustee or Officer
David Benkert, Trustee	$ 62,250	None	None	$ 62,250
Thomas L. Braje, Trustee	$ 59,000	None	None	$ 59,000
Evelyn Dilsaver, Trustee	$ 36,500	None	None	$ 36,500
David A. Goldfarb, Trustee	$ 62,500	None	None	$ 62,500
Michael L. Noel, Trustee	$ 56,000	None	None	$ 56,000
Robert M. Whitler, Trustee	$ 58,500	None	None	$ 58,500
Catherine Vacca, Chief	$180,848[3]	None	None	$180,848[3]
Compliance Officer

_____________

1

Does not include Joseph J. Jaeger, who retired from the Board of Trustees on December 31, 2007.

2

David A. Goldfarb, Michael L. Noel and Robert M. Whitler deferred receipt of $22,000, $35,000 and $38,025, respectively, of such compensation pursuant to the fee deferral arrangements described below.

3

Reflects only the portion of Ms. Vacca’s compensation and benefits reimbursed by HighMark Funds to HighMark Capital Management, Inc.

HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. For a summary of the Funds chosen by the Trustees electing to defer payment, please see the first footnote to the table above describing the dollar range of equity securities in the Funds owned by each Trustee.

Codes of Ethics.

HighMark Funds, HCM, Ziegler Capital Management, LLC, Geneva Capital Management Ltd. and HMFD have each adopted a code of ethics (“Codes of Ethics”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

Investment Adviser.

Investment advisory and management services are provided to each of the Funds by HCM, pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the “Investment Advisory Agreement”). The Adviser is a subsidiary of Union Bank, a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by the Bank of Tokyo-Mitsubishi UFJ Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. Union Bank serves as custodian for each of the Funds and all other series of HighMark Funds. See “Transfer Agent, Custodian and Fund Accounting Services” below. HCM also serves as administrator to each of the Funds and all other series of HighMark Funds. See “Administrator and Sub-Administrator” below.

Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds’ Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser’s services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive fees from each Fund as described in the Prospectus/Proxy. The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Adviser has not received any fees from the Funds.

Sub-Advisers.

HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. Pursuant to three sub-advisory agreements ~~effective [•], 2009~~  between the Adviser and Ziegler Capital Management, LLC, (“ZCM”), ZCM will provide ~~provides~~ investment sub-advisory services to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Fund and HighMark Wisconsin Tax-Exempt Fund.

The sub-advisory agreement with ZCM relating to HighMark Wisconsin Tax-Exempt Fund provides that ZCM shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the amount waived or reimbursed to the Fund by the Adviser with respect to such month pursuant to any contractual commitments of the Adviser in effect on the date the Fund commences operations and (2) the amount waived or reimbursed to the Fund by the Adviser with respect to such month, minus (iii) all payments made by the Adviser to financial intermediaries (including broker-dealers) relating to the Fund with respect to such month.

The sub-advisory agreement with ZCM relating to HighMark Equity Income Fund provides that ZCM shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) all payments made by the Adviser to financial intermediaries (including broker-dealers) relating to the Fund with respect to such month.

The sub-advisory agreement with ZCM relating to HighMark NYSE Arca Tech 100 Index Fund provides that ZCM shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) all payments made by the Adviser to financial intermediaries (including broker-dealers) relating to the Fund with respect to such month, minus (iii) all amounts paid by the Fund and/or the Adviser with respect to such month pursuant to any license agreement relating to the Fund’s use of the NYSE Arca Tech 100 Index and/or any marks Archipelago Holdings, Inc. or any successor thereto owns or to which it has rights.

HighMark Geneva Growth Fund. Pursuant to a sub-advisory agreement ~~effective [•], 2009,~~  between the Adviser and Geneva Capital Management Ltd. (“Geneva Capital”), Geneva Capital will provide ~~provides~~ investment sub-advisory services to HighMark Geneva Growth Fund.

The sub-advisory agreement with Geneva Capital relating to HighMark Geneva Growth Fund provides that Geneva Capital shall be paid monthly a fee equal with respect to any particular month to 50% of the total of (i) the gross advisory fee payable to the Adviser by the applicable Fund with respect to such month, minus (ii) all payments made by the Adviser to financial intermediaries (including broker-dealers) relating to the Fund with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month.

All such fees are paid by the Adviser, and the Sub-Adviser receives no fees directly from the Funds. As of the date of this Statement of Additional Information, the Funds have not commenced investment operations. Thus, the Sub-Adviser has not received any fees from the Funds under the sub-advisory agreements.

Portfolio Managers.

Other Accounts Managed by the Portfolio Managers

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio managers, who will be portfolio managers of the Funds when they commence investment operations, managed as of October 31, 2008, as provided by the Sub-Advisers.

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other Pooled Investment Vehicles	Other Accounts
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ziegler Capital Management Portfolio Managers:
Mikhail Alkhazov(1)	1	$195.5 million	0	$0	74	$168.8 million
Mikhail Alkhazov(2)	1	$20.6 million	0	$0	74	$168.8 million
Donald Nesbitt(1)	1	$195.5 million	0	$0	74	$168.8 million
Donald Nesbitt (2)	1	$20.6 million	0	$0	74	$168.8 million
Richard Scargill(3)	0	$0	0	$0	75	$496.8 million
Michael Sanders(3)	0	$0	0	$0	309	$973.2 million

Geneva Capital Management Portfolio Managers(4):
Amy S. Croen(5)	1	$74.4 million	0	$0	334	$794 million
Michelle J. Picard(5)	1	$74.4 million	0	$0	334	$794 million
William A. Priebe(5)	1	$74.4 million	0	$0	334	$794 million
William Scott Priebe(5)	1	$74.4 million	0	$0	334	$794 million

———————

(1)

“Other SEC-registered open-end and closed-end funds” represents funds other than North Track Equity Income Fund and HighMark Equity Income Fund, which has not yet commenced investment operations.

(2)

“Other SEC-registered open-end and closed-end funds” represents funds other than North Track NYSE Arca Tech 100 Index Fund and HighMark NYSE Arca 100 Tech Fund, which has not yet commenced investment operations.

(3)

“Other SEC-registered open-end and closed-end funds” represents funds other than North Track Wisconsin Tax-Exempt Fund and HighMark Wisconsin Tax-Exempt Fund, which has not yet commenced investment operations.

(4)

Geneva Capital Management Ltd. manages fund and client portfolios as a team. Information listed for each manager reflects firm assets and total number of accounts.

(5)

“Other SEC-registered open-end and closed-end funds” represents funds other than North Track Geneva Growth Fund and HighMark Geneva Growth Fund, which has not yet commenced investment operations.

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other Pooled Investment Vehicles	Other Accounts
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ziegler Capital Management Portfolio Managers:
Mikhail Alkhazov	0	$0	0	$0	1	$9.7 million
Donald Nesbitt	0	$0	0	$0	1	$9.7 million

Geneva Capital Management Portfolio Managers(1):
Amy S. Croen	0	$0	0	$0	1	$25.7 million
Michelle J. Picard	0	$0	0	$0	1	$25.7 million
William A. Priebe	0	$0	0	$0	1	$25.7 million
William Scott Priebe	0	$0	0	$0	1	$25.7 million

———————

(1)

Geneva Capital Management Ltd. manages fund and client portfolios as a team. Information listed for each manager reflects firm assets and total number of accounts.

*

Portfolio managers not listed do not manage accounts for which the advisory fee is based on performance.

ZCM Portfolio Managers

Donald Nesbitt and Mikhail Alkhazov serve as portfolio managers for the Equity Income Fund and the NYSE Arca Tech 100 Index Fund. Richard Scargill and Michael Sanders serve as portfolio manager for the Wisconsin Tax-Exempt Fund.

ZCM Portfolio Managers’ Compensation

Portfolio managers receive a base salary plus incentive compensation. The incentive compensation generally ranges from 15% to 100% of the portfolio manager’s base pay. The amount of incentive compensation potentially available to a portfolio manager is a function of ZCM’s annual return on equity compared to its peer group and the asset management division’s achievement of its profit goal for the year. Thus, if ZCM’s annual return on equity matches its peer group and the asset management division achieves its annual profit goal, a portfolio manager will be eligible to receive his applicable incentive compensation percentage. ZCM’s peer group is constructed by the Securities Industry Association each year and it includes small-firm financial services companies. The actual amount of incentive compensation payable to a portfolio manager is then determined by comparing the performance of the portfolios/accounts managed by the portfolio manager to their benchmark indices over one-, two- and three-year periods, with 50% of the incentive compensation tied to the performance over the one-year period and 25% tied to the performance over each of the two- and three-year periods.

Geneva Capital Management Portfolio Managers

The members of the portfolio management team for the Geneva Growth Fund consist of Amy S. Croen, William A. Priebe, Michelle J. Picard and William Scott Priebe, all of whom are associated with Geneva Capital Management Ltd.

Geneva Capital Management Portfolio Managers’ Compensation

The Geneva Growth Fund’s investment professionals are all current principals of Geneva Capital Management Ltd. Total compensation for all portfolio managers includes fixed salary plus a fixed share in the profits of Geneva Capital Management. Geneva Capital Management believes that its compensation plan allows for the investment professionals to focus on delivering long-term above average performance for their clients.

Portfolio Manager Ownership of Fund Shares

As of the date of this Statement of Additional Information, the Funds have not yet commenced investment operations; therefore, no portfolio manager had a beneficial interest in the Funds’ Shares as of such date.

Potential Conflicts of Interest in Managing Multiple Accounts

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms. The Adviser, the Sub-Advisers and the Board of Trustees of HighMark Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

•

The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•

The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•

The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s or a Sub-Adviser’s trading desk, as applicable, may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one Adviser or Sub-Adviser account, as applicable, sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and HighMark Funds’ Board of Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Adviser or Sub-Adviser-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Adviser or a Sub-Adviser, as applicable, or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser or a Sub-Adviser, as applicable, and its affiliates.

A Fund’s portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel of the Adviser and the Sub-Advisers, including a Fund’s portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser, HighMark Funds and the Sub-Advisers that contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Portfolio Transactions.

Pursuant to the Investment Advisory Agreement, the Adviser, and sub-advisory agreements relating to the Funds, the Sub-Advisers, will determine, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Wisconsin Tax-Exempt Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Equity Funds will generally involve the payment of a brokerage fee. While the Adviser and the Sub-Advisers generally seek competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or the Sub-Advisers in carrying out their obligations to HighMark Funds.

To the extent permitted by applicable rules and regulations, the Adviser or Sub-Advisers may execute portfolio transactions involving the payment of a brokerage fee through the Adviser and its affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures that provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, Union Bank, or its affiliates, and will not give preference to correspondents of Union Bank with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds, the other series of HighMark Funds or any other investment company, investment portfolio or account managed by the Adviser or the Sub-Advisers. However, any such other investment company, investment portfolio or account may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another series of HighMark Funds, investment company, investment portfolio or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company, investment portfolio or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies, investment portfolios or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement, in making investment recommendations for HighMark Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, or of its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser, and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

Administrator and Sub-Administrator.

HCM, in addition to serving as investment adviser, serves as administrator (the “Administrator”) to each of the Funds pursuant to the administrative services agreement dated as of December 10, 2007 between HighMark Funds and HCM (the “Administration Agreement”). Prior to December 10, 2007 HighMark Funds and HCM were party to an administrative services agreement dated December 1, 2005 (the “Prior Administration Agreement”). Prior to December 1, 2005, HCM served as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Global Funds Services (formerly, “SEI Investments Mutual Funds Services”).

Pursuant to the Administration Agreement, HCM provides the Funds with all administrative services necessary or appropriate for the operation of HighMark Funds, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, all suitable office space for HighMark Funds, all necessary administrative facilities and equipment, and all personnel necessary for the efficient conduct of the affairs of HighMark Funds. As described below, HCM has delegated part of its responsibilities under the Administration Agreement to PNC.

HCM is entitled to a fee, which is calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $8 billion of the average daily net assets of HighMark Funds and 0.14% of such average daily net assets in excess of $8 billion. Under the Prior Administration Agreement, HCM was entitled to a fee, which was calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $10 billion of the average daily net assets of HighMark Funds and 0.145% of such average daily net assets in excess of $10 billion.

As part of the Administration Agreement, HCM is responsible for certain fees charged by HighMark Funds’ transfer agent and certain routine legal expenses incurred by HighMark Funds and its series.

Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement will continue in effect until December 31, 2009. The Administration Agreement thereafter shall be renewed automatically for successive annual terms unless written notice not to renew is given by either party at least 120 days prior to the expiration of the then-current term. The Administration Agreement is terminable prior to the expiration of the current term by either party, in the event of a material breach of the Administration Agreement, upon the giving of written notice, specifying the date of termination, provided such notice is given at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date.

The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of HCM, or the reckless disregard by HCM of its obligations and duties under the Administration Agreement, HCM shall not be subject to any liability to HighMark Funds, for any act or omission in the course of, or connected with, the rendering of services under the Administration Agreement. So long as HCM acts with good faith and due diligence, HighMark Funds will indemnify HCM from and against any and all actions, suits and claims, and all losses, fees and expenses arising directly or indirectly from its administration relationship with HighMark Funds or other services rendered to HighMark Funds. HighMark Funds is not obligated to indemnify HCM for any liability to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator (the “Sub-Administrator”) and accounting agent pursuant to a sub-administration agreement dated as of December 3, 2007, between HCM and PNC (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Funds’ operations except those performed by the Administrator or Adviser; (b) supplies the Funds with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including but not limited to the calculation of the NAV of each class of the Funds and regulatory administration services and administrative services; (c) prepares and distributes materials for all meetings of the Board of Trustees, including the mailing of all materials for the Board of Trustees, collates the same materials into the books for the Board of Trustees and assists in the drafting of minutes of the meetings of the Board of Trustees; (d) prepares reports to Funds’ shareholders, tax returns and reports to and filings with the SEC and state “Blue Sky” authorities; (e) maintains the Funds’ accounting books and records; (f) provides compliance testing of all the Trust’s activities against applicable requirements of the 1940 Act and the rules thereunder, the Code and the Trust’s investment restrictions; (g) furnishes to the Adviser certain statistical and other factual information and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.

The Administrator pays PNC for the services it provides at the annual rate of .025% of the first $8 billion of the Trust’s aggregate average net assets and .015% of the Trust’s aggregate average net assets in excess of $8 billion. The Sub-Administration Agreement further provides that PNC will be paid certain compliance support and filing service fees, as well as blue sky registration filing fees and out of pocket expenses.

PNC is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. The PNC Financial Services Group’s major businesses include regional community banking,

corporate banking, real estate finance, asset-based lending, wealth management, asset management and global fund processing services.

The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Administrator has not received any fees from the Funds.

Glass-Steagall Act.

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the sub-advisory agreements between the Adviser and the Sub-Advisers and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the sub-advisory agreements. HCM also believes that it may perform administration services on behalf of each Fund, for which it receives compensation from HighMark Funds without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds’ relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds’ method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Shareholder Services Plans.

HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Shares, one for Class A Shares, and one for Class B Shares (collectively, the “Services Plans”) pursuant to which a Fund is authorized to pay compensation to financial institutions (each a “Service Provider”), which may include HMFD, Bank of Tokyo-Mitsubishi UFJ Trust Company, Union Bank, HCM or their respective affiliates, that agree to provide or to compensate other service providers to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of a Fund. In the case of Fiduciary Shares, HCM has been designated a “Master Service Provider” who, in consideration for such services, is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Fiduciary Shares of such Fund. The Master Service Provider in turn compensates any other Service Provider providing shareholder services pursuant to the Fiduciary Shares Service Plan, as applicable. Such compensation is the sole obligation of the Master Service Provider. The amount payable to a Master Service Provider is not limited by the amount of expenses incurred by the Master Service Provider or any other Service Provider engaged by the Master Service Provider. In the case of Class A Shares and Class B Shares, in consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund.

A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Such fees are currently expected to be waived to the rate of 0.15% of average daily net assets for the Fiduciary and Class A Shares of the Funds.

The servicing agreements adopted under the Services Plans (the “Servicing Agreements”) require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; (xi) providing information regarding fund performance, market trends and other information to shareholders through the internet and/or through written and oral communications, hosting fund websites for shareholder access and information and providing data feeds; (xii) providing assistance to shareholders and financial intermediaries, including affiliates, regarding shareholder accounts, as needed; and (xiii) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Expenses.

HighMark Funds’ service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear expenses including, but not limited to, the following, relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HCM, Union Bank, PNC or HMFD, a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, NSCC trading charges, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, expenses in connection with the review and signing of HighMark Funds’ tax returns, local tax agent fees, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian, administrator and transfer agent, fees paid to Lipper (an independent fund expenses analysis provided to the Trustees), expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing reports and prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders’ and Trustees’ reports and meetings and any extraordinary expenses.

Distributor.

HighMark Funds Distributors, Inc. (the “Distributor”) is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor serves as the principal underwriter of the Funds’ Shares pursuant to an underwriting agreement effective December 1, 2008 (the “Underwriting Agreement”) with the Trust. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the Shares of the Trust as agent for the Trust. Shares of the Trust are offered continuously. From January 1, 2008 through November 30, 2008, PFPC Distributors, Inc. (“PFPC”) served as the distributor of HighMark Funds. The Distributor is a wholly-owned subsidiary of PFPC.

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of Shares of the Trust and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives fees under the distribution plan of a Fund adopted under Rule 12b-1 under the 1940 Act (a “Distribution Plan”), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Funds, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Services Plan adopted by the Trust, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Trust as may be required pursuant to such plan.

Shares of HighMark Funds are sold by the Distributor on behalf of the Trust. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or the Funds’ shareholders for losses arising in connection with the sale of the Funds’ Shares.

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Fund’s Distribution Plan or in the Underwriting Agreement or by vote of a majority of the outstanding voting securities of the Funds on sixty (60) days’ written notice to the Distributor or (ii) by the Distributor on sixty (60) days’ written notice to the Funds.

The Funds will commence operations after the date of this Statement of Additional Information; therefore, as of the date hereof, the Distributor has not received any underwriting commissions relating to the Funds.

The Distribution Plans. Pursuant to the Distribution Plans adopted by HighMark Funds, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund’s Class A Shares, pursuant to the Class A Distribution Plan and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund’s Class B Shares, pursuant to the Class B Distribution Plan. Each of the Equity Income Fund, the Geneva Growth Fund and the NYSE Arca Tech 100 Index Fund pays a distribution fee equal to one percent (1.00%) of the average daily net assets attributable to that Fund’s Class C Shares, and the Wisconsin Tax-Exempt Fund pays a distribution fee equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund’s Class C Shares, pursuant to the Class C Distribution Plan.

The Distributor may use the distribution fee applicable to a Fund’s Class A, Class B and Class C Shares to provide distribution assistance with respect to the sale of the Fund’s Class A, Class B and Class C Shares or to provide shareholder services to the holders of the Fund’s Class A, Class B and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund’s Class A, Class B and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund’s Class A, Class B and Class C Shares. In addition, the Distributor may use the distribution fee on Class A Shares to pay (i) compensation to its registered representatives and to sales personnel who are involved in the distribution of a Fund’s Shares or the provision of shareholder services with respect to a Fund’s Shares and (ii) expenses, including overhead, allocable to the activities of such representatives and personnel (including, in instances in which such representatives and personnel are employees of entities other than the Distributor, reimbursement by the Distributor to such entities of amounts paid as such compensation by such entities and related expenses, including overhead, incurred by such entities in connection with the employment and activities of such persons). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a “Servicing Agreement”; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, or the Distributor’s affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a “Participating Organization”). A Participating Organization may include Union Bank, its subsidiaries and its affiliates.

Participating Organizations may charge customers fees in connection with investments in a Fund on their customers’ behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor’s distribution fees would lower such Fund’s expenses, and thus increase such Fund’s yield and total returns, during the period such voluntary reductions were in effect.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class C Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds’ Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a class of Shares of a Fund requires the approval of the shareholders of such class of Shares of the Fund. HighMark Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not

“interested persons” of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Trustees.

Transfer Agent and Custodian Services.

State Street Bank and Trust Company (“State Street”) performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the “Transfer Agency Agreement”). State Street has sub-contracted such services to its affiliate, Boston Financial Data Services (“BFDS”). Pursuant to the Transfer Agency Agreement and this sub-contracting arrangement, BFDS processes purchases and redemptions of each Fund’s Shares and maintains each Fund’s shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder’s account.

Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS annual fees at the rate of $18,000 per Retail class/per Fund and $15,000 per Fiduciary class/per Fund. Effective January 1, 2007, HighMark Funds has agreed to pay BFDS annual fees at the rate of $14,000 per Retail class/per series of HighMark Funds and $9,500 per Fiduciary class/per series of HighMark Funds. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per social security number, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. BFDS may periodically reduce a portion of its transfer agency fee with respect to a Fund. In addition, HCM has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds.

Union Bank serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the “Custodian Agreement”). Under the Custodian Agreement, Union Bank’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund’s investments.

Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund’s average daily net assets, plus certain transaction fees. Union Bank is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis, based on a security’s country of domicile.

Independent Registered Public Accounting Firm.

The Funds’ independent registered public accounting firm, Deloitte & Touche LLP, provides audit and tax services to the Funds.

Legal Counsel.

Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, CA 94111 is legal counsel to HighMark Funds.

 ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures.

The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to HCM. The Board of Trustees has authorized HCM to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. Descriptions of the proxy voting policies and procedures of HCM and each of the Sub-Advisers are attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available as of August 31 of each year (1) without charge, upon request, by calling toll free, 1-800-433-6884 or on or through HighMark Funds’ website at www.highmarkfunds.com and (2) on the SEC’s website at http://www.sec.gov.

Description of Shares.

HighMark Funds is a Massachusetts business trust. HighMark Funds’ Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds’ Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of twenty-nine series of Shares, representing units of beneficial interest in the Balanced Fund, the Cognitive Value Fund, the Core Equity Fund, the Enhanced Growth Fund, the Fundamental Equity Fund, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Advantage Fund, the Small Cap Value Fund, the Value Momentum Fund, the Bond Fund, the Short Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund, the Diversified Money Market Fund, the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund, the Income Plus Allocation Fund, the Growth & Income Allocation Fund, the Capital Growth Allocation Fund the Diversified Equity Allocation Fund, the Equity Income Fund, the Geneva Growth Fund, the NYSE Arca Tech 100 Index Fund and the Wisconsin Tax-Exempt Fund. Pursuant to a Multiple Class Plan on file with the SEC permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds may, from time to time, be divided into as many as six classes of Shares, designated Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. Currently, the Funds do not offer Class M or Class S Shares. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C and Fiduciary Shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of each class of a Fund are entitled to receive the net assets of the Fund attributable to such class.

As used in the Prospectus/Proxy and in this Statement of Additional Information, “assets belonging to a Fund” means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund or other series of HighMark Funds that are allocated to that Fund by HighMark Funds’ Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with accounting principles generally accepted in the United States of America. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent registered public accounting firms, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of HighMark Funds voting without regard to series.

Although not governed by Rule 18f-2, Retail Shares and Class S Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund’s Distribution Plans.

Shareholder and Trustee Liability.

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds’ Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds’ business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

Share Ownership.

As of the date hereof, the Funds have no Shares outstanding.

Miscellaneous.

Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds’ Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or particular class, and (ii) only the Retail Shares or Class S Shares covered under a particular Distribution Plan will be entitled to vote on matters submitted to a shareholder vote relating to such Distribution Plan. HighMark Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time.

HighMark Funds’ Trustees are elected by HighMark Funds’ shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

The Prospectus/Proxy and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at www.sec.gov.

The Prospectus/Proxy and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectus/Proxy and this Statement of Additional Information.

APPENDIX A

DESCRIPTION OF RATINGS OF CERTAIN SECURITIES

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), Fitch IBCA, Duff & Phelps (“Fitch IBCA”), and Thomson BankWatch, Inc. (“Thomson”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security’s ranking within the category):

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may

Appendix A - 1

be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

Appendix A - 2

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its three highest short-term debt ratings:

Prime-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•

Leading market positions in well-established industries.

•

High rates of return on funds employed.

•

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P’s description of its three highest short-term debt ratings:

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating

Appendix A - 3

categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA’s description of its three highest short-term debt ratings:

F1

Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody’s description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. (“TBW”) ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

Appendix A - 4

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1

The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2

The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3

The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4

The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

Appendix A - 5

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

The proxy voting policies and procedures of the Adviser and each of the Sub-Advisers are summarized below.

HighMark Capital Management, Inc.

It is HighMark Capital Management, Inc.’s (“HCM”) policy that proxies be voted in a manner that is consistent with the interests of its clients, including each HighMark Fund. A copy of HCM’s Proxy Voting Policies and Procedures may be obtained, without charge, by calling 1-800-582-4734.

For all Funds managed by a sub-adviser pursuant to an agreement with the Adviser, HCM delegates proxy voting to the respective sub-adviser. HCM expects the sub-adviser to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by the sub-adviser which are in compliance with applicable law. As part of its sub-adviser review process, HCM will at least annually review the sub-adviser’s voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require the sub-adviser to promptly notify HCM of any material changes to its voting policies or practices.

For proxies to be voted by the Adviser, HCM utilizes the services of an outside third party, RiskMetrics Group ISS Governance Services (“RiskMetrics”), to vote its proxies pursuant to guidelines set by RiskMetrics and approved by HCM. RiskMetrics’ corporate governance policy guiding principals establish a framework to examine all issues with the goal to maximize shareholder value, promote accountability, and mitigate risk. To achieve this goal: 1) RiskMetrics supports strong boards that demonstrate a commitment to creating shareholder value and prefers to see mechanisms that promote independence, accountability, responsiveness, and competence. 2) RiskMetrics evaluates auditors with the goal of ensuring auditor independence from the firm being audited as it is essential to ensure objectivity and reduce the potential for abuse thereby enabling accurate and reliable financial reporting. 3) RiskMetrics protects shareholder interests by examining the adoption of anti-takeover defense proposals or shareholder calls for their removal based on: the right of shareholder approval, the fairness of the voting process, protection of shareholders’ right to act, and the ability to evaluate and vote effectively on the aggregate impact of the proposal. 4) RiskMetrics evaluates merger and restructuring transactions giving consideration to economic, operational, and governance factors based on: current shareholders’ viewpoints, enhancing shareholder value, independent evaluation, and shareholder approval process. 5) RiskMetrics evaluates executive and director compensation proposals with the overall goal of aligning compensation practices with shareholders’ interests. 6) RiskMetrics evaluation of corporate social responsibility issues focuses on the financial aspects of social and environmental proposals.

Appendix B - 1

RiskMetrics is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects RiskMetrics to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by RiskMetrics which are in compliance with applicable law. HCM will at least annually review RiskMetrics’ voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require RiskMetrics to promptly notify HCM of any material changes to its voting policies or practices.

For proxies to be voted by the Adviser, HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from RiskMetrics and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from RiskMetrics in the event that HCM determines that the proposed vote by RiskMetrics would not be consistent with HCM’s fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM’s employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC. If a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by RiskMetrics. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.

In some instances HCM may abstain from voting a client proxy, particularly when the effect on the client’s economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

Ziegler Capital Management, LLC

Ziegler Capital Management, LLC (“ZCM”) has adopted these Proxy Voting Policies and Procedures pursuant the 1940 Act Release IC-25922 (“Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies”). The portfolio manager(s) of each Fund (who are employees of the Sub-Advisor) decide on how votes should be cast by the Fund, given their knowledge of the companies in which the Fund is invested and

Appendix B - 2

practices common in the companies’ relevant industries. The Sub-Adviser and portfolio manager(s) are required to cast vote on behalf of the Funds in accordance with these Proxy Voting Policies and Procedures.

Proxies of the Funds may be solicited by a company at times in which the Sub-Adviser or one of its affiliates has, or is seeking, a business relationships with such company or in which some other conflict of interest may be present. For example, the Sub-Adviser or an affiliate of the Sub-Adviser may manage the assets of an executive officer or a pension plan of the subject company, administer the subject company’s employee benefit plan, or provide brokerage, investment, trust, consulting or other services to the subject company. Personal relationships may also exist between a representative of the Sub-Adviser and a representative of the company. By the same token a conflict of interest may be present between the Sub-Adviser or one of its affiliates and other persons, whether or not associated with the subject company, who may have a stake in the outcome of the vote.

Under these circumstances the Sub-Adviser may be inclined to vote in a certain way to avoid possible damage to the Sub-Adviser’s (or affiliate’s) relationship or potential relationship, which could be inconsistent with the Sub-Adviser’s responsibilities to the Funds and their shareholders. Accordingly, when the Sub-Adviser or one of is affiliates believes that a particular vote to be cast by the Sub-Adviser on behalf of the Funds presents a material conflict of interest, the Sub-Adviser will inform outside legal counsel and explain the conflict and seek guidance from outside legal counsel on how the vote should be cast. The guidance provided by outside legal counsel shall be binding on the Sub-Adviser.

Notwithstanding the above, the Board of Directors of North Track Funds, Inc. may establish a proxy voting committee, a majority of the members of which may not be “interested persons” of the Sub-Adviser, that will be authorized and directed to provide guidance to the Sub-Adviser on how to cast votes on behalf of the Fund if a material conflict of interest is present.

Miscellaneous

These Proxy Voting Policies and Procedures are guidelines to be followed by the Sub-Adviser who is delegated the responsibility for voting proxies on behalf of the Funds. They are not hard and fast rules. Each matter on which the Fund is entitled to vote will be considered on a case-by-case basis and votes will be cast in a manner believed in good faith to be in the best interest of the Fund and its shareholders.

These Proxy Voting Policies and Procedures may be amended at any time by the Board of Directors of North Track Funds, Inc., including a majority of the directors who are not “interested persons” of the Sub-Adviser.

Appendix B - 3

Geneva Capital Management Ltd.

Guiding Principles

The purpose of this Statement of Policy Regarding Proxy Voting is to set forth the policies and procedures followed by Geneva Capital Management Ltd. (“Geneva”) in connection with voting on proxy proposals on behalf of Geneva’s clients. Geneva does not have authority to vote proxies for every client; when it exercises such authority, this policy statement will apply. The guiding principle of this policy statement is that proxies should be voted consistent with the best interests of the client. Geneva views proxy voting as a mechanism for shareholders to protect and promote shareholder wealth. Accordingly, Geneva will vote proxies in a manner designed to maximize the economic value of the clients’ investment. In addition, Geneva will abide by specific voting guidelines on certain policy issues as requested by particular Clients on a case by case basis.

Recognizing that guidance with respect to proxy voting is not static, it is intended that this Statement be reviewed periodically. The policies and procedures set forth in this Statement are monitored, discussed and updated as necessary by Geneva at the recommendation of its managing principals or officers.

Statement of Policy

Because of the increasing complexity in administering policies in this area, Geneva has engaged the firm of Glass-Lewis & Co., of San Francisco, California (“Glass-Lewis”), a nationally recognized proxy voting agent, to assist in researching proxy proposals, providing voting recommendations on each ballot issue, and administering client proxy votes. This policy describes the general voting guidelines to be applied; the procedure to be followed if a vote is to be cast contrary to the Glass-Lewis recommendation; the procedure to be followed in case of a conflict of interest between Geneva and its clients with respect to how a ballot issue will be voted; the general voting procedures; and proxy voting record retention.

General Voting Guidelines

Geneva has adopted Glass-Lewis’ Proxy Paper Voting Guidelines (“Guidelines”) to determine how each issue on proxy ballots is to be voted. The Guidelines are incorporated herein by this reference, and a copy of the Guidelines, as revised from time to time, is maintained with Geneva’s proxy voting records. Geneva has determined that the Guidelines are consistent with the Guiding Principles described above, and has instructed Glass-Lewis to vote in accordance with the Guidelines unless the following conditions apply: Geneva’s Investment Strategy Group has decided to override the Glass-Lewis vote recommendation for a client based on its own determination that the client would best be served with a vote contrary to the Glass-Lewis recommendation. Such decision will be documented by Geneva and communicated to Glass-Lewis; or Glass-Lewis does not provide a vote recommendation, in which case Geneva will independently determine how a particular issue should be voted. In these instances, Geneva, through its Investment Strategy Group, will document the reason(s) used in determining a vote and communicate Geneva’s voting instruction to Glass-Lewis.

Appendix B - 4

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Investment Strategy Group is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon is so significant that it materially outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition that may have a significant impact on the value of the security or some other similarly significant matter), Geneva will attempt to recall the security for voting.

Conflicts of Interest

Unless Geneva votes a proxy proposal pursuant to paragraph 1 or 2 under the section entitled “General Voting Guidelines,” Geneva does not address material conflicts of interest that could arise between Geneva and its clients. Since Geneva relies on Glass-Lewis to cast proxy votes independently, pursuant to the Guidelines, Geneva has determined that any potential conflict of interest between Geneva and its clients is adequately mitigated.

However, when Geneva is involved in making the determination as to how a particular proxy ballot will be voted pursuant to paragraph 1 or 2 under General Voting Guidelines, above, the analyst for the company in question will refer the matter to the Investment Strategy Group. The Investment Strategy Group will consider any applicable business conflicts between Geneva and the company or other facts and circumstances that may give rise to a conflict of interest on the part of Geneva, because of a business relationship between Geneva and the company, or otherwise. The Investment Strategy Group will determine whether the proxy may be voted by Geneva, whether to seek legal advice, or whether to refer the proxy to the Client (or another fiduciary of the Client) for voting purposes.

Additionally, Glass-Lewis monitors its conflicts of interest in voting proxies and has provided the firm a written summary report of its due diligence compliance process. Geneva has reviewed such report and will review updates from time to time to determine whether Glass-Lewis conflicts of interest may materially and adversely affect Geneva’s clients and, if so, whether any action should be taken as a result.

Record Retention

Geneva shall maintain the following records for a period of at least five years, to comply with Rule 204-2(c)(2) under the Investment Advisers Act of 1940:

Current and historical proxy voting polices and procedures, including Glass-Lewis Proxy Paper Voting Guidelines.

Proxy statements received regarding client securities. Geneva may rely on Glass-Lewis to make and retain a copy of each proxy statement, provided that Geneva obtains an undertaking from Glass-Lewis to provide a copy of the proxy statement promptly upon request. Geneva may also rely on obtaining electronic statements from the SEC’s EDGAR system.

Appendix B - 5

Records of proxy votes cast on behalf of each client. Geneva may rely on Glass-Lewis to make and retain records of the votes cast, provided that Geneva obtains an undertaking from Glass- Lewis to provide a copy of the record promptly upon request.

Records of client requests for proxy voting information, including a record of the information provided by Geneva;

Upon request, Clients shall be provided a copy of the voting record for their account and a copy of Geneva’s proxy voting policies and procedures, including the Glass-Lewis Proxy Paper Voting Guidelines.

Appendix B - 6

APPENDIX C

FINANCIAL STATEMENTS

The audited Financial Statements for North Track Funds, Inc., including Deloitte & Touche LLP’s Independent Registered Public Accounting Firm Report thereon, contained in North Track Funds, Inc.’s Annual Report for the fiscal year ended October 31, 2008 are hereby incorporated by reference. A copy of each such report may be obtained without charge by contacting North Track, 200 South Wacker Dr., Suite 2000, Chicago, Illinois 60606, telephone: 1-800-826-4600.

Pro forma financial statements are not included since North Track Geneva Growth Fund, North Track Equity Income Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund are reorganizing into the Funds, which are newly created series of HighMark Funds and do not have assets or liabilities.

Appendix C - 1

NORTH TRACK FUNDS, INC. [____________]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

SPECIAL MEETING OF STOCKHOLDERS – ____________ ___, 2009

CONTROL ID:
PROXY ID:
PASSWORD:

The undersigned, a stockholder of [_________________] (the "Fund"), hereby revoking any proxy heretofore given, does hereby appoint _________________ and _________________, or either of them, proxies with power of substitution, for and in the name of the undersigned to attend the Special Meeting of Stockholders of the Fund to be held at _________________ _________________ on __________ ___, 2009 at _____:00 A/P.M., local time, or at any adjournment or postponement thereof, and there to vote, as designated below.

(CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

VOTING INSTRUCTIONS

If you vote by fax, please DO NOT mail your proxy card.

MAIL:	Please mark, sign, date, and return this Proxy Card promptly using the enclosed envelope.
FAX:	Complete the reverse portion of this Proxy Card and Fax to **202-521-3464.**
INTERNET:	https://www.iproxydirect.com
PHONE:	1-866-752-VOTE

→ Please ensure you fold then detach and retain this portion of this Proxy ←

ISSUER SERVICES – PROXY DEPT.
201 Shannon Oaks Circle
Suite 105
Cary, NC 27511-5570

ABC HOLDER
400 MY STREET
CHICAGO, IL 60605

SPECIAL MEETING OF THE STOCKHOLDERS OF
[______ ______]

North Track FUNDS

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

PLEASE COMPLETE, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE. PLEASE MARK YOUR VOTE IN BLUE OR BLACK INK AS SHOWN HERE: ☒

To be voted on by the Stockholders of: [______________________]

CUSIP NO.____________

CONTROL ID: XXXXXXXXXX

PROXY ID: XXXXXXXXXX

PASSWORD: XXXXXXXXXX

THIS PROXY WILL BE VOTED AS DIRECTED. IF NO CONTRARY INSTRUCTION IS INDICATED, THE VOTE OF THE UNDERSIGNED WILL BE CAST "FOR" PROPOSAL 1. IF ANY OTHER BUSINESS IS PRESENTED AT THE SPECIAL MEETING, THIS PROXY WILL BE VOTED BY THOSE NAMED IN THIS PROXY IN THEIR BEST JUDGMENT. AT THE PRESENT TIME, THE BOARD OF DIRECTORS KNOWS OF NO OTHER BUSINESS TO BE PRESENTED AT THE SPECIAL MEETING.

MARK "X" HERE IF YOU PLAN TO ATTEND THE MEETING: ☐

MARK HERE FOR ADDRESS CHANGE ☐

New Address (if applicable):

____

____

____

IMPORTANT: Please sign exactly as your name or names appear on this Proxy. When shares are held jointly, each holder should sign. When signing as executor, administrator, attorney, trustee or guardian, please give full title as such. If the signer is a corporation, please sign full corporate name by duly authorized officer, giving full title as such. If signer is a partnership, please sign in partnership name by authorized person.

Dated: ______________________, 2009

____

(Print Name of Stockholder and/or Joint Tenant)

____

(Signature of Stockholder)

____

(Second Signature if held jointly)

PART C. OTHER INFORMATION

Item 15.

Indemnification

The information required by this item is incorporated by reference to Item 25 of Post-Effective Amendment No. 58 (filed February 24, 2009) to Registrant’s Registration Statement on Form N-1A (File No. 033-12608) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-05059).

Item 16.

Exhibits

(1)

(a)

Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant’s Registration Statement on Form N-1A.

(b)

Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant’s Registration Statement on Form N-1A.

(c)

Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant’s Registration Statement on Form N-1A.

(d)

Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant’s Registration Statement on Form N-1A.

(e)

Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant’s Registration Statement on Form N-1A.

(f)

Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant’s Registration Statement on Form N-1A.

(2)

(a)

Amended and Restated Code of Regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant’s Registration Statement on Form N-1A.

(b)

Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant’s Registration Statement on Form N-1A.

(3)

None

(4)

Form of Agreement and Plan of Reorganization – Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

(5)

Rights of Shareholders

The following portions of Registrant’s Declaration of Trust incorporated as Exhibit (5) hereto, define the rights of shareholders:

5.1

Shares in the Series of the Trust.

C-1

A.

The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

Subject to the respective voting rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

B.

Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

(1)

Assets Belonging to a Series. All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as “assets belonging to” that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as “assets belonging to” such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as “assets belonging to” such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

C-2

(2)

Liabilities Belonging to a Series. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as “liabilities belonging to” such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

(3)

Liquidating Distributions. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

(4)

Dividends and Distributions. Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available “assets belonging to” such series as such term is defined in this Declaration of Trust.

5.2

Purchase of Shares. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder’s account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

5.3

Net Asset Value Per Share. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

C-3

5.4

Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

5.5

Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

5.6

Redemption of Shares. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; provided, however, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; provided, however, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust’s responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust’s responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

5.7

Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but

C-4

not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

5.8

Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

8.

Shareholder’s Voting Powers and Meetings. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

9.4

Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

“The names ‘HighMark Funds’ and ‘Trustees of HighMark Funds’ refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of ‘The Merus Group’ entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.”

The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein provided, however, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

9.5

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and

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indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

9.6

Liabilities of a Series. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

10.3

Termination of Trust. This Trust shall continue without limitation of time; provided, however, that:

A.

The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

B.

The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

C.

Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

D.

After the effective date of the determination of the Trustees under paragraph A or B above,

(1)

The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

(2)

The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

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Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

10.8

Amendment Procedure.

A.

Subject to the provisions of subsections B and C of this Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

B.

Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

C.

The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant’s Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

1.1 Voting Powers. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively

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or as a class action on behalf of the Trust or the Shareholders; provided, however, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

1.2 Meetings. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

1.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; provided, however, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and provided, further, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; provided, however, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term “vote of a majority of the outstanding Shares” (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; provided, however, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

1.4 Notice. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held,

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within a reasonable time after the date set for the original meeting, without the necessity of further notice.

1.5 Shareholders’ List. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

1.6 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

1.7 Shareholder Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee

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in person, shall be deemed equivalent to the giving of such notice to such persons.

(6)

(a)

Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the “Investment Advisory Agreement”), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant’s Registration Statement on Form N-1A.

(b)

Form of Amendment No. 1 to the Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc. is filed herewith.

(c) ~~(b)~~

Amended and Restated Schedule A to the Investment Advisory Agreement, dated and made effective as of August 1, 2008, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(d) ~~(c)~~

Form of Amended and Restated Schedule A to the Investment Advisory Agreement is filed herewith.

(e) ~~(d)~~

Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(f) ~~(e)~~

Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant’s Registration Statement on Form N-1A.

(g) ~~(f)~~

Amendment No. 2 dated as of December 26, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(h) ~~(g)~~

Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP effective March 31, 2003 is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(i) ~~(h)~~

Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant’s Registration Statement on Form N-1A.

(j) ~~(i)~~

Amendment No. 2 dated as of December 13, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP, is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

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(k) ~~(j)~~

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(l) ~~(k)~~

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(m) ~~(l)~~

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(n) ~~(m)~~

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(o) ~~(n)~~

Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(p) ~~(o)~~

Amendment No. 1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(q) ~~(p)~~

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to HighMark Equity Income Fund is filed herewith.

(r) ~~(q)~~

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to HighMark NYSE Arca Tech 100 Index Fund is filed herewith.

(s) ~~(r)~~

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC relating to HighMark Wisconsin Tax-Exempt Fund is filed herewith.

~~(s)~~ (t)

Form of Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd. relating to HighMark Geneva Growth Fund is filed herewith.

(7)

(a)

Underwriting Agreement between the Registrant and HighMark Funds Distributors, Inc., effective as of December 1, 2008 (the “Underwriting Agreement”), is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 58 (filed February 24, 2009) to Registrant’s Registration Statement on Form N-1A.

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(b)

Form of Amended and Restated Exhibit A to the Underwriting Agreement is filed herewith.

(8)

None.

(9)

(a)

Custodian Agreement between Registrant and Union Bank of California, N.A., dated as of December 5, 2001 (the “Custodian Agreement”), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended and Restated Appendix B to the Custodian Agreement, effective as of August 1, 2008, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(c)

Form of Amended and Restated Appendix B to the Custodian Agreement is filed herewith.

(d)

Amendment dated as of December 27, 2007 to the Custodian Agreement between HighMark Funds and Union Bank of California, N.A., is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(10)

(a)

Restated Distribution Plan with respect to Class A Shares is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended Class B Distribution Plan dated June 18, 2003 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(c)

Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(d)

Distribution Plan with respect to Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant’s Registration Statement on Form N-1A.

(e)

Amended Multiple Class Plan for HighMark Funds modified by the Board of Trustees on June 26, 2008 (the “Multiple Class Plan”), is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(f)

Form of Amended Schedule A to the Multiple Class Plan is filed herewith.

(11)

Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009). ~~Opinion and Consent of Counsel as to shares registered is filed herewith.~~

(12)

Opinion of Counsel as to tax matters to be filed by post-effective amendment.

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(13)

(a)

Amended and Restated Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(b)

Amended and Restated Schedule A to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(c)

Form of Amended and Restated Schedule A to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc. is filed herewith.

(d)

Amended and Restated Schedule B to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(e)

Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PFPC Inc., effective as of December 3, 2007, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 54 (filed April 25, 2008) to Registrant’s Registration Statement on Form N-1A.

(f)

Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), effective August 1, 2008, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 56 (filed September 29, 2008) to Registrant’s Registration Statement on Form N-1A.

(g)

Form of Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. is filed herewith

(h)

Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (the “Transfer Agency and Service Agreement”) is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant’s Registration Statement on Form N-1A.

(i)

Amendment to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(j)

Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 56 (filed September 29, 2008) to Registrant’s Registration Statement on Form N-1A.

(k)

Form of Amended and Restated Schedule A to the Transfer Agency and Service Agreement is filed herewith.

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(l)

Amendment to the Transfer Agency and Service Agreement, dated January 1, 2007 and Amended and Restated Schedule B to the Transfer Agency and Service Agreement, dated January 1, 2007, are incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(m)

Shareholder Servicing Plan with respect to Class A Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(n)

Shareholder Service Plan with respect to Class B Shares is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(o)

Shareholder Service Plan and Agreement with respect to Fiduciary Shares is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(p)

First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(14)

(a)

Consent of Deloitte & Touche LLP is filed herewith.

(b)

Consent of Deloitte & Touche LLP is filed herewith.

(15)

None

(16)

Executed Powers of Attorney are incorporated by reference to Exhibit (16) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009). ~~filed herewith.~~

(17)

(a)

Prospectus of North Track Funds, Inc., dated March 1, 2009 ~~2008~~ is filed herewith.

(b)

Statement of Additional Information of North Track Funds, Inc., dated March 1, ~~2008~~  2009 is filed herewith.

(c)

Annual Report of North Track Funds, Inc. for the fiscal year ended October 31, 2008 is incorporated by reference to Exhibit (17)(c) of Registrant’s Registration Statement on Form N-14 (filed February 24, 2009). ~~filed herewith.~~

Item 17.

Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered

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therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of ~~1933,~~ this registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be ~~has been~~ signed on its behalf by ~~of~~ the undersigned, duly authorized, ~~Registrant,~~ in the City of San Francisco and the State of California, on the 26th ~~24th~~ day of March, ~~February,~~ 2009.

HighMark Funds

By:	/s/ EARLE A. MALM II
Earle A. Malm II
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the registration statement on Form N-14 of HighMark Funds has been signed by the following persons in the capacities and on the dates indicated:

Signature		Capacity	Date

	/s/ EARLE A. MALM II	President (Principal Executive	March ~~25,February 24,~~ 26, 2009
	Earle A. Malm II	Officer), Trustee

	/s/ COLLEEN CUMMINGS	Controller and Chief Financial	March ~~25,February 24,~~ 26, 2009
	Colleen Cummings	Officer (Principal Financial
and Accounting Officer)

	*/s/ DAVID BENKERT	Trustee	March ~~25,February 24,~~ 26, 2009
David Benkert

	*/s/ THOMAS L. BRAJE	Trustee	March ~~25,February 24,~~ 26, 2009
Thomas L. Braje

	*/s/ DAVID A. GOLDFARB	Trustee	March ~~25,February 24,~~ 26, 2009
David A. Goldfarb

	*/s/ EVELYN DILSAVER	Trustee	March ~~25,February 24,~~ 26, 2009
Evelyn Dilsaver

	*/s/ MICHAEL L. NOEL	Trustee	March ~~25,February 24,~~ 26, 2009
Michael L. Noel

	*/s/ ROBERT M. WHITLER	Trustee	March ~~25,February 24,~~ 26, 2009
Robert M. Whitler

*By:	/s/ EARLE A. MALM II
Earle A. Malm II
Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Exhibit (16) of Registrant's Registration Statement on Form N-14 (filed February 24, 2009). ~~filed herewith.~~

Exhibit Index

Exhibit No.	Description
(6)(b)	Form of Amendment No. 1 to the Investment Advisory Agreement.
(6)(d)	Form of Amended and Restated Schedule A to the Investment Advisory Agreement.
(6)(q)	Form of Sub-Advisory Agreement between Registrant and Ziegler Capital Management, LLC relating to HighMark Equity Income Fund.
(6)(r)	Form of Sub-Advisory Agreement between Registrant and Ziegler Capital Management, LLC relating to HighMark NYSE Arca Tech 100 Index Fund.
(6)(s)	Form of Sub-Advisory Agreement between Registrant and Ziegler Capital Management, LLC relating to HighMark Wisconsin Tax-Exempt Fund.
(6)(t)	Form of Sub-Advisory Agreement between Registrant and Geneva Capital Management Ltd. relating to HighMark Geneva Growth Fund.
(7) (b)	Form of Amended and Restated Exhibit A to the Underwriting Agreement
(9) (c)	Form of Amended and Restated Appendix B to the Custodian Agreement.
(10) (f)	Form of Amended Schedule A to the Multiple Class Plan.
(13) (c)	Form of Amended and Restated Schedule A to the Administrative Services Agreement.
(13) (g)	Form of Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement.
(13) (k)	Form of Amended and Restated Schedule A to the Transfer Agency and Service Agreement.
(14) (a)	Consent of Deloitte & Touche LLP is filed herewith.
(14) (b)	Consent of Deloitte & Touche LLP is filed herewith.
(17) (a)	Prospectus of North Track Funds, Inc.
(17) (b)	Statement of Additional Information of North Track Funds, Inc.